UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22819

ETFis Series Trust I

(Exact name of registrant as specified in charter)

31 West 52nd Street, 16th Floor
New York, NY 10019

(Address of principal executive offices) (Zip code)

ETFis Series Trust I

c/o Corporation Service Company

2711 Centerville Road, Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 593-4383

Date of fiscal year end: October 31

Date of reporting period: April 30, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

The Report to Shareholders is attached herewith.

ETFis Series Trust I

INFRACAP REIT PREFERRED ETF

VIRTUS INFRACAP U.S. PREFERRED STOCK ETF

VIRTUS LIFESCI BIOTECH CLINICAL TRIALS ETF

VIRTUS LIFESCI BIOTECH PRODUCTS ETF

VIRTUS NEWFLEET MULTI-SECTOR BOND ETF

VIRTUS PRIVATE CREDIT STRATEGY ETF

VIRTUS REAL ASSET INCOME ETF

VIRTUS WMC INTERNATIONAL DIVIDEND ETF

INFRACAP MLP ETF

SEMI-ANNUAL REPORT
April 30, 2023

Shareholder Letter (unaudited)

June 2023

To my fellow shareholders of Virtus ETFs:

On behalf of Virtus ETF Advisers LLC (the “Adviser”), I am pleased to present the shareholder report for the ETFis Series Trust I (the “Trust”) for the semiannual fiscal period ended April 30, 2023.

The Adviser is part of Virtus Investment Partners, a distinctive partnership of boutique investment managers singularly committed to the long-term success of individual and institutional investors.

The report provides financial statements and portfolio information for the following funds within the Trust:

•InfraCap REIT Preferred ETF (PFFR)

•Virtus InfraCap U.S. Preferred Stock ETF (PFFA)

•Virtus LifeSci Biotech Clinical Trials ETF (BBC)

•Virtus LifeSci Biotech Products ETF (BBP)

•Virtus Newfleet Multi-Sector Bond ETF (NFLT)

•Virtus Private Credit Strategy ETF (VPC)

•Virtus Real Asset Income ETF (VRAI)

•Virtus WMC International Dividend ETF (VWID)

•InfraCap MLP ETF (AMZA)

On behalf of the Adviser and the Sub-Advisers, thank you for your investment. If you have questions, please contact your financial adviser, or call 1-888-383-0553. For more information about the Funds and the other ETFs we offer, we invite you to visit our website, www.virtusetfs.com.

Sincerely,

William Smalley
President

ETFis Series Trust I

This material must be accompanied or preceded by the prospectus.

Portfolio Composition

April 30, 2023 (unaudited)

Asset Allocation as of 04/30/2023 (based on net assets)

InfraCap REIT Preferred ETF
Real Estate	66.1%
Financials	33.2%
Other Assets in Excess of Liabilities	0.7%
Total	100.0%

Virtus InfraCap U.S. Preferred Stock ETF
Financials	38.1%*
Real Estate	33.8%*
Energy	19.4%
Industrials	16.7%
Utilities	10.3%
Communication Services	4.8%
Consumer Discretionary	2.8%
Health Care	0.1%
Liabilities in Excess of Other Assets	(26.0)%
Total	100.0%

Virtus LifeSci Biotech Clinical Trials ETF
Health Care	97.1%
Materials	0.4%
Money Market Fund	1.9%
Other Assets in Excess of Liabilities	0.6%
Total	100.0%

Virtus LifeSci Biotech Products ETF
Health Care	99.0%
Other Assets in Excess of Liabilities	1.0%
Total	100.0%

*Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

Portfolio Composition (continued)

April 30, 2023 (unaudited)

Asset Allocation as of 04/30/2023 (based on net assets)

Virtus Newfleet Multi-Sector Bond ETF
Corporate Bonds	35.0%
Foreign Bonds	18.2%
U.S. Government Securities	14.0%
Term Loans	11.0%
Mortgage Backed Securities	10.9%
Asset Backed Securities	8.7%
Municipal Bonds	0.2%
Money Market Fund	1.5%
Other Assets in Excess of Liabilities	0.5%
Total	100.0%

Virtus Private Credit Strategy ETF
Financials	58.1%
Closed-End Funds	38.5%
Money Market Fund	12.7%
Liabilities in Excess of Other Assets	(9.3)%
Total	100.0%

Virtus Real Asset Income ETF
Real Estate	31.3%
Energy	22.0%
Materials	18.5%
Utilities	15.6%
Communication Services	6.4%
Consumer Staples	2.0%
Money Market Fund	5.5%
Liabilities in Excess of Other Assets	(1.3)%
Total	100.0%

Portfolio Composition (continued)

April 30, 2023 (unaudited)

Asset Allocation as of 04/30/2023 (based on net assets)

Virtus WMC International Dividend ETF
Financials	24.9%
Industrials	10.1%
Materials	10.0%
Consumer Staples	9.3%
Communication Services	9.1%
Health Care	8.9%
Utilities	8.7%
Energy	6.2%
Consumer Discretionary	4.8%
Information Technology	2.6%
Real Estate	2.2%
Consumer Discretionary	0.9%
Other Assets in Excess of Liabilities	2.3%
Total	100.0%

InfraCap MLP ETF
Energy	127.3%
Written Options	(0.1)%
Liabilities in Excess of Other Assets	(27.2)%
Total	100.0%

Shareholder Expense Examples (unaudited)

April 30, 2023

We believe it is important for you to understand the impact of costs on your investment. All funds have operating expenses. As a shareholder of the InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, Virtus WMC International Dividend ETF and InfraCap MLP ETF (each, a “Fund”) you may incur two types of costs: (1) transaction costs, which include brokerage commissions that you pay when purchasing or selling shares of a Fund; and (2) ongoing costs, which include advisory fees and other fund expenses, if any. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2022 to April 30, 2023).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.

In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/01/22	Ending Account Value 04/30/23	Annualized Expense Ratios(2)	Expenses Paid During the Period(3)
InfraCap REIT Preferred ETF
Actual	$1,000.00	$1,100.70	0.45%	$2.34
Hypothetical(1)	$1,000.00	$1,022.56	0.45%	$2.26
Virtus InfraCap U.S. Preferred Stock ETF
Actual	$1,000.00	$1,078.50	0.80%	$4.12
Hypothetical(1)	$1,000.00	$1,020.83	0.80%	$4.01
Virtus LifeSci Biotech Clinical Trials ETF
Actual	$1,000.00	$889.60	0.79%	$3.70
Hypothetical(1)	$1,000.00	$1,020.88	0.79%	$3.96
Virtus LifeSci Biotech Products ETF
Actual	$1,000.00	$1,101.10	0.79%	$4.12
Hypothetical(1)	$1,000.00	$1,020.88	0.79%	$3.96
Virtus Newfleet Multi-Sector Bond ETF
Actual	$1,000.00	$1,066.80	0.49%	$2.51
Hypothetical(1)	$1,000.00	$1,022.36	0.49%	$2.46
Virtus Private Credit Strategy ETF
Actual	$1,000.00	$1,058.70	0.75%	$3.83
Hypothetical(1)	$1,000.00	$1,021.08	0.75%	$3.76
Virtus Real Asset Income ETF
Actual	$1,000.00	$1,063.80	0.55%	$2.81
Hypothetical(1)	$1,000.00	$1,022.07	0.55%	$2.76
Virtus WMC International Dividend ETF
Actual	$1,000.00	$1,233.80	0.49%	$2.71
Hypothetical(1)	$1,000.00	$1,022.36	0.49%	$2.46
InfraCap MLP ETF
Actual	$1,000.00	$1,011.60	0.95%	$4.74
Hypothetical(1)	$1,000.00	$1,020.08	0.95%	$4.76

1Assuming 5% return before expenses.

2Annualized expense ratios reflect expenses net of waived fees or reimbursed expenses, if applicable.

3Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the six-month period).

For Funds which may invest in other funds, the annualized expense ratios noted above do not reflect fees and expenses associated with any underlying funds. If such fees and expenses had been included, the expenses would have been higher.

Schedule of Investments — InfraCap REIT Preferred ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 99.3%

Financials - 33.2%
ACRES Commercial Realty Corp., Series C, 8.63%	11,391	$230,782
AG Mortgage Investment Trust, Inc., Series B, 8.00%	4,688	77,838
AG Mortgage Investment Trust, Inc., Series C, 8.00%	11,628	207,095
AGNC Investment Corp., Series C, 10.41%	25,145	623,344
AGNC Investment Corp., Series D, 6.88%	22,284	466,627
AGNC Investment Corp., Series E, 6.50%	37,847	815,603
AGNC Investment Corp., Series F, 6.13%	53,434	1,091,657
AGNC Investment Corp., Series G, 7.75%	12,548	275,679
Annaly Capital Management, Inc., Series F, 10.16%	65,562	1,635,116
Annaly Capital Management, Inc., Series G, 9.33%	39,822	955,330
Annaly Capital Management, Inc., Series I, 6.75%	41,301	987,920
Arbor Realty Trust, Inc., Series D, 6.38%	21,819	390,996
Arbor Realty Trust, Inc., Series E, 6.25%	10,931	195,883
Arbor Realty Trust, Inc., Series F, 6.25%	26,490	482,648
ARMOUR Residential REIT, Inc., Series C, 7.00%	17,148	345,361
Chimera Investment Corp., Series A, 8.00%	16,112	325,462
Chimera Investment Corp., Series B, 8.00%	30,832	625,273
Chimera Investment Corp., Series C, 7.75%	26,763	513,047
Chimera Investment Corp., Series D, 8.00%	19,173	386,336
Dynex Capital, Inc., Series C, 6.90%	10,216	224,139
Ellington Financial, Inc., 6.75%	11,322	224,742
Franklin BSP Realty Trust, Inc., Series E, 7.50%	24,506	483,258
Granite Point Mortgage Trust, Inc., Series A, 7.00%	18,448	323,762
Inpoint Commercial Real Estate Income, Inc., Series A, 6.75%	8,114	152,949
Invesco Mortgage Capital, Inc., Series B, 7.75%	9,779	201,447
Invesco Mortgage Capital, Inc., Series C, 7.50%	23,798	468,583
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	32,050	521,133
MFA Financial, Inc., Series B, 7.50%	18,971	359,880
MFA Financial, Inc., Series C, 6.50%	27,517	504,662
New York Mortgage Trust, Inc., Series D, 8.00%	14,979	300,928
New York Mortgage Trust, Inc., Series E, 7.88%	18,075	372,345
New York Mortgage Trust, Inc., Series F, 6.88%	13,563	249,830
PennyMac Mortgage Investment Trust, Series A, 8.13%	10,909	256,798
PennyMac Mortgage Investment Trust, Series B, 8.00%	18,507	428,437
PennyMac Mortgage Investment Trust, Series C, 6.75%	23,726	435,847
Ready Capital Corp., 5.75%	4,840	111,320
Ready Capital Corp., Series E, 6.50%	10,909	203,126
Rithm Capital Corp., Series A, 7.50%	14,727	323,552
Rithm Capital Corp., Series B, 7.13%	27,771	572,638
Rithm Capital Corp., Series C, 6.38%	38,026	705,002
Rithm Capital Corp., Series D, 7.00%	44,080	880,278
TPG RE Finance Trust, Inc., Series C, 6.25%	19,571	323,313
Two Harbors Investment Corp., Series A, 8.13%	14,480	293,075

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Two Harbors Investment Corp., Series B, 7.63%	28,762	$546,478
Two Harbors Investment Corp., Series C, 7.25%	28,967	550,373
Total Financials		20,649,892

Real Estate - 66.1%
Agree Realty Corp., Series A, 4.25%	36,810	704,175
American Homes 4 Rent, Series G, 5.88%	24,606	599,894
American Homes 4 Rent, Series H, 6.25%	24,570	621,621
Armada Hoffler Properties, Inc., Series A, 6.75%	8,125	181,025
Chatham Lodging Trust, Series A, 6.63%	11,949	260,608
City Office REIT, Inc., Series A, 6.63%	17,647	298,234
DiamondRock Hospitality Co., 8.25%	9,223	242,288
Digital Realty Trust, Inc., Series J, 5.25%	44,443	1,001,745
Digital Realty Trust, Inc., Series K, 5.85%	46,549	1,162,329
Digital Realty Trust, Inc., Series L, 5.20%	72,599	1,617,506
DigitalBridge Group, Inc., Series H, 7.13%	47,129	977,455
DigitalBridge Group, Inc., Series I, 7.15%	72,571	1,487,705
DigitalBridge Group, Inc., Series J, 7.13%	66,383	1,369,481
Diversified Healthcare Trust, 5.63%	80,381	922,774
Diversified Healthcare Trust, 6.25%	55,470	698,367
EPR Properties, Series G, 5.75%	32,656	640,058
Federal Realty Investment Trust, Series C, 5.00%	31,658	697,742
Gladstone Land Corp., Series B, 6.00%	6,650	153,083
Global Medical REIT, Inc., Series A, 7.50%	5,280	133,576
Global Net Lease, Inc., Series A, 7.25%	35,757	792,018
Global Net Lease, Inc., Series B, 6.88%	24,430	537,460
Healthcare Trust, Inc., Series A, 7.38%	18,346	346,006
Hersha Hospitality Trust, Series D, 6.50%	45,252	879,699
Hersha Hospitality Trust, Series E, 6.50%	21,112	426,462
Hudson Pacific Properties, Inc., Series C, 4.75%	95,040	883,872
Kimco Realty Corp., Series L, 5.13%	48,438	1,098,574
Kimco Realty Corp., Series M, 5.25%	56,940	1,302,787
National Storage Affiliates Trust, Series A, 6.00%	46,715	1,137,510
Necessity Retail REIT, Inc., Series A, 7.50%	44,105	890,921
Necessity Retail REIT, Inc., Series C, 7.38%	24,233	483,691
Office Properties Income Trust, 6.38%	36,160	461,763
Pebblebrook Hotel Trust, Series E, 6.38%	17,485	337,985
Pebblebrook Hotel Trust, Series F, 6.30%	31,646	609,186
Pebblebrook Hotel Trust, Series G, 6.38%	48,741	930,953
Pebblebrook Hotel Trust, Series H, 5.70%	53,725	951,470
Public Storage, Series F, 5.15%	22,849	562,771
Public Storage, Series G, 5.05%	24,336	595,015
Public Storage, Series H, 5.60%	23,064	590,900
Public Storage, Series I, 4.88%	25,717	590,977
Public Storage, Series J, 4.70%	21,544	470,090
Public Storage, Series K, 4.75%	19,153	420,983
Public Storage, Series L, 4.63%	46,592	1,014,308
Public Storage, Series N, 3.88%	23,523	439,410
Public Storage, Series O, 3.90%	14,155	264,840
Public Storage, Series P, 4.00%	47,707	921,222

Schedule of Investments — InfraCap REIT Preferred ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series Q, 3.95%	12,540	$230,736
Public Storage, Series R, 4.00%	16,008	299,350
Saul Centers, Inc., Series E, 6.00%	9,743	215,515
SITE Centers Corp., Series A, 6.38%	36,592	890,649
SL Green Realty Corp., Series I, 6.50%	47,052	866,227
Spirit Realty Capital, Inc., Series A, 6.00%	38,066	913,584
Summit Hotel Properties, Inc., Series E, 6.25%	35,496	679,748
Summit Hotel Properties, Inc., Series F, 5.88%	3,335	62,164
Sunstone Hotel Investors, Inc., Series H, 6.13%	24,271	535,904
Sunstone Hotel Investors, Inc., Series I, 5.70%	21,097	423,839
UMH Properties, Inc., Series D, 6.38%	46,919	1,032,218
Vornado Realty Trust, Series L, 5.40%	66,262	882,610
Vornado Realty Trust, Series M, 5.25%	71,448	900,959
Vornado Realty Trust, Series N, 5.25%	67,087	816,449
Vornado Realty Trust, Series O, 4.45%	67,087	735,944
Total Real Estate		41,196,435

TOTAL INVESTMENTS - 99.3%
(Cost $71,930,418)		61,846,327
Other Assets in Excess of Liabilities - 0.7%		417,163
Net Assets - 100.0%		$62,263,490

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$61,846,327	$—	$—	$61,846,327
Total	$61,846,327	$—	$—	$61,846,327

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS - 126.0%

Communication Services - 4.8%
AT&T, Inc., Series C, 4.75%	5,085	$106,175
Liberty Broadband Corp., Series A, 7.00%(1)	40,242	919,529
Qwest Corp., 6.50%(1)	70,559	939,846
Qwest Corp., 6.75%	39,684	550,814
Telephone and Data Systems, Inc., Series UU, 6.63%(1)	278,199	4,164,639
Telephone and Data Systems, Inc., Series VV, 6.00%(1)	644,953	8,661,719
United States Cellular Corp., 5.50%(1)	438,807	6,664,881
United States Cellular Corp., 6.25%	202,874	3,406,254
Total Communication Services		25,413,857

Consumer Discretionary - 2.8%
Ford Motor Co., 6.00%(1)	488,498	11,890,041
Ford Motor Co., 6.20%(1)	121,327	3,045,308
Ford Motor Co., 6.50%	6,748	162,559
Total Consumer Discretionary		15,097,908

Energy - 19.4%
Crestwood Equity Partners LP, 9.25%(1)	2,591,529	23,582,914
DCP Midstream LP, Series B, 7.88%(1)	618,071	15,600,112
DCP Midstream LP, Series C, 7.95%	1,823	45,939
Energy Transfer LP, Series D, 7.63%(1)	70,888	1,665,159
Energy Transfer LP, Series E, 7.60%(1)	45,290	1,047,105
GasLog Partners LP, Series A, 8.63% (Greece)(1)	345,797	7,289,401
GasLog Partners LP, Series B, 10.71% (Greece)(1)	85,541	1,906,709
Golar LNG Partners LP, Series A, 8.75% (United Kingdom)(1)	47,750	835,625
NuStar Energy LP, Series A, 12.07%(1)	790,713	19,585,961
NuStar Energy LP, Series B, 10.95%(1)	749,199	17,284,021
NuStar Energy LP, Series C, 11.75%(1)	555,248	14,181,034
Total Energy		103,023,980

Financials - 38.1%†
Affiliated Managers Group, Inc., 4.20%	1,928	33,856
Affiliated Managers Group, Inc., 4.75%	4,388	87,497
AG Mortgage Investment Trust, Inc., Series C, 8.00%(1)	188,265	3,353,000
AGNC Investment Corp., Series D, 6.88%(1)	16,489	345,280
AGNC Investment Corp., Series G, 7.75%(1)	146,829	3,225,833
Allstate Corp., Series H, 5.10%	7,143	170,361
American Equity Investment Life Holding Co., Series A, 5.95%	22,616	521,525
American Equity Investment Life Holding Co., Series B, 6.63%	5,475	130,743
American International Group, Inc., Series A, 5.85%	1,933	48,692
Arbor Realty Trust, Inc., Series E, 6.25%(1)	25,508	457,103
Argo Group International Holdings Ltd., 7.00%	7,456	178,720
ARMOUR Residential REIT, Inc., Series C, 7.00%(1)	334,497	6,736,770
Atlanticus Holdings Corp., Series B, 7.63%(1)	18,408	316,618
B Riley Financial, Inc., 5.25%(1)	37,254	688,826

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
B Riley Financial, Inc., 6.00%(1)	76,136	$1,469,425
B Riley Financial, Inc., 6.38%(1)	102,564	2,385,639
B Riley Financial, Inc., Series B, 7.38%(1)	37,353	832,225
Bank of America Corp., Series 4, 5.70%	11,337	243,859
Bank of America Corp., Series 5, 5.42%	811	16,625
Bank of America Corp., Series K, 6.45%	1,533	38,954
Bank OZK, Series A, 4.63%(1)	158,400	2,478,960
Brighthouse Financial, Inc., 6.25%	1,018	24,625
Brighthouse Financial, Inc., Series A, 6.60%	10,162	243,278
Brighthouse Financial, Inc., Series B, 6.75%	1,022	25,550
Brighthouse Financial, Inc., Series C, 5.38%	59,249	1,033,895
Brighthouse Financial, Inc., Series D, 4.63%(1)	78,084	1,197,028
Brookfield Finance, Inc., Series 50, 4.63% (Canada)	63,109	1,028,046
Chimera Investment Corp., Series A, 8.00%(1)	294,746	5,953,869
Chimera Investment Corp., Series B, 8.00%(1)	334,369	6,781,003
Chimera Investment Corp., Series C, 7.75%(1)	319,200	6,119,064
Chimera Investment Corp., Series D, 8.00%(1)	356,343	7,180,311
Citigroup, Inc., Series K, 6.88%	1,533	38,892
CNO Financial Group, Inc., 5.13%(1)	1,601	25,280
Compass Diversified Holdings, Series A, 7.25%(1)	236,899	5,491,319
Compass Diversified Holdings, Series B, 7.88%(1)	12,734	302,815
Compass Diversified Holdings, Series C, 7.88%	9,421	224,691
Dime Community Bancshares, Inc., 5.50%	4,011	67,585
Ellington Financial, Inc., 6.75%(1)	423,337	8,403,239
Enstar Group Ltd., Series D, 7.00%(1)	78,007	1,786,360
Enstar Group Ltd., Series E, 7.00%	4,095	99,468
Enterprise Financial Services Corp., Series A, 5.00%(1)	125,647	2,061,867
Fifth Third Bancorp, Series I, 6.63%	12,615	309,068
First Horizon Corp., 6.50%	811	19,148
First Horizon Corp., Series D, 6.10%(1)	2,744	60,889
Goldman Sachs Group, Inc., Series A, 5.61%	7,343	152,441
Goldman Sachs Group, Inc., Series C, 6.05%	2,326	50,009
Huntington Bancshares, Inc., Series J, 6.88%*	27,585	684,108
Invesco Mortgage Capital, Inc., Series B, 7.75%(1)	221,389	4,560,613
Invesco Mortgage Capital, Inc., Series C, 7.50%(1)	275,097	5,416,660
Jackson Financial, Inc., 8.00%*	243,619	6,073,422
Kemper Corp., 5.88%(1)	173,514	3,348,820
KeyCorp, Series E, 6.13%	21,423	481,803
KeyCorp, Series F, 5.65%	23,595	507,057
KeyCorp, Series G, 5.63%	2,855	60,041
KKR Real Estate Finance Trust, Inc., Series A, 6.50%	9,558	155,413
Merchants Bancorp, Series B, 6.00%(1)	18,457	380,768
Merchants Bancorp, Series C, 6.00%(1)	87,379	1,671,560
MetLife, Inc., Series A, 5.87%	1,165	27,447
MFA Financial, Inc., Series B, 7.50%(1)	235,557	4,468,516
MFA Financial, Inc., Series C, 6.50%(1)	490,515	8,996,045
Morgan Stanley, Series A, 5.96%	63,011	1,296,766
Morgan Stanley, Series O, 4.25%	1,276	24,895

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Financials (continued)
Navient Corp., 6.00%(1)	58,199	$1,115,093
New York Community Bancorp, Inc., Series A, 6.38%	15,298	358,126
New York Community Capital Trust V, 6.00%(1)	4,932	209,166
New York Mortgage Trust, Inc., Series D, 8.00%(1)	731,262	14,691,054
New York Mortgage Trust, Inc., Series E, 7.88%(1)	496,530	10,228,518
New York Mortgage Trust, Inc., Series F, 6.88%(1)	37,882	697,786
Oaktree Capital Group LLC, Series A, 6.63%	4,538	101,833
Oaktree Capital Group LLC, Series B, 6.55%	5,228	116,950
Oxford Lane Capital Corp., Series 2029, 6.00%(1)	41,653	885,126
PennyMac Mortgage Investment Trust, Series A, 8.13%(1)	106,495	2,506,892
PennyMac Mortgage Investment Trust, Series B, 8.00%(1)	413,899	9,581,762
PennyMac Mortgage Investment Trust, Series C, 6.75%(1)	64,549	1,185,765
Prospect Capital Corp., Series A, 5.35%(1)	360,019	5,738,703
Redwood Trust, Inc., 10.00%	51,561	1,147,748
Regions Financial Corp., Series C, 5.70%	7,453	172,462
Regions Financial Corp., Series E, 4.45%	3,988	75,373
Rithm Capital Corp., Series D, 7.00%(1)	33,234	663,683
RiverNorth Opportunities Fund, Inc., Series A, 6.00%(1)	49,636	1,149,570
SLM Corp., Series B, 6.57%	136,855	8,423,425
Synchrony Financial, Series A, 5.63%	290,065	4,916,602
Synovus Financial Corp., Series D, 6.30%(1)	1,005	22,582
Synovus Financial Corp., Series E, 5.88%	2,032	42,997
Texas Capital Bancshares, Inc., Series B, 5.75%(1)	61,084	1,242,449
Truist Financial Corp., Series I, 5.40%	30,177	611,688
Two Harbors Investment Corp., Series A, 8.13%(1)	9,402	190,296
Two Harbors Investment Corp., Series B, 7.63%(1)	345,525	6,564,975
Two Harbors Investment Corp., Series C, 7.25%(1)	554,248	10,530,712
US Bancorp, Series A, 6.28%	6,782	5,167,884
US Bancorp, Series B, 5.86%	71,367	1,330,281
W R Berkley Corp., 5.10%	20,241	455,423
Wells Fargo & Co., Series R, 6.63%	19,333	479,652
Zions Bancorp NA, 6.95%	15,095	358,808
Zions Bancorp NA, Series G, 9.11%	56,182	1,342,750
Total Financials		202,900,319

Health Care - 0.1%
XOMA Corp., Series A, 8.63%(1)	21,183	509,663

Industrials - 16.7%
Air Lease Corp., Series A, 6.15%(1)	12,684	277,653
Alta Equipment Group, Inc., Series A, 10.00%	2,386	62,871
Atlas Corp., Series D, 7.95% (Canada)	3,056	76,553
Atlas Corp., Series H, 7.88% (Canada)(1)	29,329	667,235
Atlas Corp., Series I, 8.00% (Canada)(1)	540,753	13,080,815
Babcock & Wilcox Enterprises, Inc., 8.13%(1)	378,628	9,219,592
Babcock & Wilcox Enterprises, Inc., Series A, 7.75%(1)	1,070,106	18,812,464

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Industrials (continued)
FTAI Aviation Ltd., Series A, 8.25%(1)	31,669	$728,704
FTAI Aviation Ltd., Series B, 8.00%(1)	645,395	14,134,151
FTAI Aviation Ltd., Series C, 8.25%	29,324	674,745
FTAI Aviation Ltd., Series D, 9.50%*	25,598	599,377
Pitney Bowes, Inc., 6.70%(1)	371,741	5,568,680
Textainer Group Holdings Ltd., 7.00% (China)	10,678	258,194
Textainer Group Holdings Ltd., Series B, 6.25% (China)(1)	276,258	5,746,166
Triton International Ltd., 6.88% (Bermuda)(1)	193,401	4,334,116
Triton International Ltd., 7.38% (Bermuda)(1)	393,127	9,037,990
Triton International Ltd., 8.00% (Bermuda)	2,518	62,874
Triton International Ltd., Series E, 5.75% (Bermuda)(1)	236,944	4,535,108
WESCO International, Inc., Series A, 10.63%	42,224	1,148,493
Total Industrials		89,025,781

Real Estate - 33.8%†
Armada Hoffler Properties, Inc., Series A, 6.75%	15,808	352,202
Braemar Hotels & Resorts, Inc., Series B, 5.50%(1)	381,192	5,687,385
Braemar Hotels & Resorts, Inc., Series D, 8.25%(1)	40,837	910,665
Brookfield Property Partners LP, Series A, 5.75%(1)	25,889	323,613
Brookfield Property Partners LP, Series A2, 6.38%(1)	908	12,603
City Office REIT, Inc., Series A, 6.63%(1)	42,233	713,738
CTO Realty Growth, Inc., Series A, 6.38%(1)	84,843	1,692,618
DiamondRock Hospitality Co., 8.25%(1)	207,451	5,449,738
DigitalBridge Group, Inc., Series H, 7.13%(1)	320,902	6,655,507
DigitalBridge Group, Inc., Series I, 7.15%(1)	749,613	15,367,066
DigitalBridge Group, Inc., Series J, 7.13%(1)	250,066	5,158,862
Diversified Healthcare Trust, 5.63%(1)	443,801	5,094,835
Diversified Healthcare Trust, 6.25%(1)	363,570	4,577,346
EPR Properties, Series C, 5.75%(1)	80,480	1,569,360
EPR Properties, Series E, 9.00%(1)	417,280	11,299,942
EPR Properties, Series G, 5.75%(1)	241,726	4,737,830
Equity Commonwealth, Series D, 6.50%	6,841	174,445
Federal Realty Investment Trust, Series C, 5.00%	212	4,672
Global Net Lease, Inc., Series A, 7.25%(1)	322,970	7,153,786
Global Net Lease, Inc., Series B, 6.88%(1)	337,136	7,416,992
Healthcare Trust, Inc., Series B, 7.13%(1)	214,932	3,903,165
Hersha Hospitality Trust, Series D, 6.50%(1)	85,933	1,670,538
Hersha Hospitality Trust, Series E, 6.50%(1)	51,845	1,047,269
Hudson Pacific Properties, Inc., Series C, 4.75%	64,639	601,143
LXP Industrial Trust, Series C, 6.50%(1)	16,475	791,459
National Storage Affiliates Trust, Series A, 6.00%	2,433	59,244
Necessity Retail REIT, Inc., Series A, 7.50%(1)	933,977	18,866,335
Necessity Retail REIT, Inc., Series C, 7.38%(1)	215,100	4,293,396
Office Properties Income Trust, 6.38%	53,834	687,460
Pebblebrook Hotel Trust, Series E, 6.38%(1)	27,608	533,663
Pebblebrook Hotel Trust, Series F, 6.30%(1)	226,461	4,359,374
Pebblebrook Hotel Trust, Series G, 6.38%(1)	68,576	1,309,802
Pebblebrook Hotel Trust, Series H, 5.70%(1)	46,841	829,554

Schedule of Investments — Virtus InfraCap U.S. Preferred Stock ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Real Estate (continued)
Public Storage, Series H, 5.60%	1,533	$39,275
RLJ Lodging Trust, Series A, 1.95%(1)	874,374	21,124,876
RPT Realty, Series D, 7.25%(1)	195,141	9,237,975
Saul Centers, Inc., Series E, 6.00%(1)	333,442	7,375,737
SITE Centers Corp., Series A, 6.38%	190	4,625
SL Green Realty Corp., Series I, 6.50%	78,008	1,436,127
Spirit Realty Capital, Inc., Series A, 6.00%	2,689	64,536
Summit Hotel Properties, Inc., Series E, 6.25%(1)	190,527	3,648,592
Summit Hotel Properties, Inc., Series F, 5.88%(1)	62,576	1,166,417
Sunstone Hotel Investors, Inc., Series H, 6.13%	4,653	102,738
Sunstone Hotel Investors, Inc., Series I, 5.70%(1)	43,920	882,353
UMH Properties, Inc., Series D, 6.38%	25,803	567,666
Urstadt Biddle Properties, Inc., Series H, 6.25%	1,002	21,844
Urstadt Biddle Properties, Inc., Series K, 5.88%(1)	166,093	3,421,516
Vornado Realty Trust, Series L, 5.40%	121,882	1,623,468
Vornado Realty Trust, Series M, 5.25%	226,089	2,850,982
Vornado Realty Trust, Series N, 5.25%	193,107	2,350,112
Vornado Realty Trust, Series O, 4.45%	42,086	461,683
Total Real Estate		179,686,129

Utilities - 10.3%
AES Corp., 6.88%	14,892	1,340,429
Algonquin Power & Utilities Corp., 6.88% (Canada)	1,512	35,018
Algonquin Power & Utilities Corp., 7.75% (Canada)(1)	149,173	4,515,467
Algonquin Power & Utilities Corp., Series 19-A, 6.20% (Canada)	22,508	514,983

Security Description	Shares	Value

PREFERRED STOCKS (continued)

Utilities (continued)
Brookfield BRP Holdings Canada, Inc., 4.63% (Canada)	2,564	$41,332
DTE Energy Co., 4.38%	581	12,561
Entergy New Orleans LLC, 5.50%	1,675	41,389
NextEra Energy, Inc., 6.22%	5,095	250,063
NextEra Energy, Inc., 6.93%	22,372	1,059,090
NiSource, Inc., 7.75%	2,366	250,867
NiSource, Inc., Series B, 6.50%	2,044	50,998
Pacific Gas and Electric Co., Series A, 6.00%	17,226	394,131
SCE Trust II, 5.10%	1,680	34,759
SCE Trust III, Series H, 5.75%(1)	1,120,102	23,970,183
SCE Trust IV, Series J, 5.38%(1)	75,659	1,539,661
SCE Trust V, Series K, 5.45%	383	$8,533
SCE Trust VI, 5.00%(1)	568,587	11,252,337
South Jersey Industries, Inc., 5.63%(1)	5,636	82,201
Southern Co., Series 2020, 4.95%	10,144	234,225
Spire, Inc., Series A, 5.90%	10,144	258,773
UGI Corp., 7.25%(1)	115,104	9,153,070
Total Utilities		55,040,070

TOTAL INVESTMENTS - 126.0%
(Cost $760,126,001)		670,697,707
Liabilities in Excess of Other Assets - (26.0)%		(138,467,324)
Net Assets - 100.0%		$532,230,383

*Non-income producing security.

†Amounts represent investments in particular sectors. No industry within these sectors represented more than 25% of the Fund’s total assets at the time of investment.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2023 was $474,245,779.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Preferred Stocks	$670,697,707	$—	$—	$670,697,707
Total	$670,697,707	$—	$—	$670,697,707

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 97.5%

Health Care - 97.1%
4D Molecular Therapeutics, Inc.*	4,140	$74,561
AbCellera Biologics, Inc. (Canada)*	9,983	67,685
Adicet Bio, Inc.*	9,506	55,515
Affimed NV (Germany)*	85,752	77,177
Agenus, Inc.*	37,616	56,800
Akero Therapeutics, Inc.*	2,289	102,410
Alector, Inc.*	10,782	71,161
Allakos, Inc.*	14,435	61,349
Allogene Therapeutics, Inc.*(1)	13,071	70,976
Allovir, Inc.*	15,096	51,930
Altimmune, Inc.*	9,389	47,414
ALX Oncology Holdings, Inc.*	9,019	53,573
AnaptysBio, Inc.*(1)	3,448	71,787
Arbutus Biopharma Corp.*	37,197	93,364
Arcellx, Inc.*	3,068	130,942
Arcturus Therapeutics Holdings, Inc.*	5,367	142,870
Arcus Biosciences, Inc.*	3,010	53,728
Arcutis Biotherapeutics, Inc.*	6,088	84,258
Arrowhead Pharmaceuticals, Inc.*	3,078	108,992
Arvinas, Inc.*	2,688	70,452
ATAI Life Sciences NV (Germany)*	32,639	62,340
Atara Biotherapeutics, Inc.*(1)	26,074	70,661
Atea Pharmaceuticals, Inc.*	22,948	75,040
Avidity Biosciences, Inc.*	5,931	73,544
Bicycle Therapeutics PLC (United Kingdom)*(2)	3,145	62,145
Biohaven Ltd.*	6,438	84,209
Bioxcel Therapeutics, Inc.*(1)	5,299	109,265
C4 Therapeutics, Inc.*	12,350	37,297
Cara Therapeutics, Inc.*	8,659	36,368
Caribou Biosciences, Inc.*	12,399	53,316
Cassava Sciences, Inc.*(1)	2,288	53,127
Celldex Therapeutics, Inc.*	2,513	79,009
Cerevel Therapeutics Holdings, Inc.*(1)	3,760	109,190
Chinook Therapeutics, Inc.*	4,052	81,080
Codexis, Inc.*	18,136	71,093
Cogent Biosciences, Inc.*	8,367	90,029
Compass Pathways PLC (United Kingdom)*(2)	10,043	80,545
Crinetics Pharmaceuticals, Inc.*	6,215	121,441
CRISPR Therapeutics AG (Switzerland)*	2,017	98,712
Cullinan Oncology, Inc.*(1)	8,483	82,540
CureVac NV (Germany)*	14,114	104,020
Cytokinetics, Inc.*(1)	2,445	91,443
Day One Biopharmaceuticals, Inc.*	4,685	58,094
Denali Therapeutics, Inc.*	3,293	81,798
Design Therapeutics, Inc.*	11,396	73,504
DICE Therapeutics, Inc.*	2,980	96,850
Dynavax Technologies Corp.*	8,756	91,150
Dyne Therapeutics, Inc.*	7,335	75,991
Edgewise Therapeutics, Inc.*	12,507	109,686
Editas Medicine, Inc.*(1)	9,769	79,715

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
EQRx, Inc.*	41,463	$69,658
Erasca, Inc.*	20,902	57,689
Fate Therapeutics, Inc.*	6,585	39,971
FibroGen, Inc.*	6,711	114,892
Geron Corp.*	43,051	105,905
Ideaya Biosciences, Inc.*	5,972	109,049
IGM Biosciences, Inc.*(1)	5,113	55,374
I-Mab (China)*(2)	26,347	81,149
Immatics NV (Germany)*	10,470	74,860
ImmunityBio, Inc.*(1)	15,009	42,025
Immunovant, Inc.*	6,701	108,154
Inhibrx, Inc.*(1)	3,438	72,198
Inovio Pharmaceuticals, Inc.*	54,106	41,797
Intellia Therapeutics, Inc.*	2,610	98,527
Iovance Biotherapeutics, Inc.*	15,009	84,651
iTeos Therapeutics, Inc.*	4,782	65,705
IVERIC bio, Inc.*	4,539	149,288
Karuna Therapeutics, Inc.*	497	98,625
Keros Therapeutics, Inc.*	2,017	89,464
Kezar Life Sciences, Inc.*	14,036	34,107
Kodiak Sciences, Inc.*	13,880	60,794
Krystal Biotech, Inc.*	1,306	109,704
Kura Oncology, Inc.*	7,685	74,852
Kymera Therapeutics, Inc.*(1)	3,419	107,835
Lyell Immunopharma, Inc.*	28,421	57,695
Madrigal Pharmaceuticals, Inc.*	1,733	540,696
Mersana Therapeutics, Inc.*	14,172	62,073
Merus NV (Netherlands)*	7,305	140,110
MiNK Therapeutics, Inc.*	549	983
Mirati Therapeutics, Inc.*(1)	2,318	102,711
Morphic Holding, Inc.*	3,682	174,011
NGM Biopharmaceuticals, Inc.*	18,916	85,311
Nkarta, Inc.*	13,821	68,414
Novavax, Inc.*(1)	5,873	45,046
Nurix Therapeutics, Inc.*	8,181	78,783
Nuvalent, Inc. Class A*	3,127	110,665
Nuvation Bio, Inc.*	56,210	90,498
Pliant Therapeutics, Inc.*	5,279	149,132
PMV Pharmaceuticals, Inc.*	10,422	48,045
Point Biopharma Global, Inc.*	14,902	115,341
Precigen, Inc.*	59,170	71,596
Prometheus Biosciences, Inc.*	936	181,537
Protagonist Therapeutics, Inc.*	10,286	232,464
Prothena Corp. PLC (Ireland)*	1,743	91,717
RAPT Therapeutics, Inc.*	5,503	100,155
Reata Pharmaceuticals, Inc. Class A*	2,874	284,124
Recursion Pharmaceuticals, Inc. Class A*	11,085	52,875
REGENXBIO, Inc.*	4,257	82,416
Relay Therapeutics, Inc.*(1)	5,786	65,787
Repare Therapeutics, Inc. (Canada)*	6,808	61,000

Schedule of Investments — Virtus LifeSci Biotech Clinical Trials ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Replimune Group, Inc.*	3,623	$60,613
REVOLUTION Medicines, Inc.*	4,169	97,930
Rocket Pharmaceuticals, Inc.*	4,441	79,583
Sangamo Therapeutics, Inc.*	29,327	43,111
Scilex Holding Co. (Singapore)*(3)	17,635	121,294
Seres Therapeutics, Inc.*(1)	16,343	79,672
SpringWorks Therapeutics, Inc.*	4,314	100,861
Stoke Therapeutics, Inc.*	12,078	107,373
Summit Therapeutics, Inc.*	109,761	144,885
Syndax Pharmaceuticals, Inc.*	4,120	84,666
TG Therapeutics, Inc.*	11,054	274,471
uniQure NV (Netherlands)*	4,306	83,579
Vaxcyte, Inc.*	2,211	94,697
Ventyx Biosciences, Inc.*	2,980	112,048
Verve Therapeutics, Inc.*(1)	4,471	71,223
Vir Biotechnology, Inc.*	3,905	98,211
Viridian Therapeutics, Inc.*	3,623	101,553
Xencor, Inc.*	3,545	93,730
Xenon Pharmaceuticals, Inc. (Canada)*	2,610	105,131
Zentalis Pharmaceuticals, Inc.*	5,065	111,582
Zymeworks, Inc.*	15,759	132,376
Total Health Care		11,178,193

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials - 0.4%
Amyris, Inc.*	57,485	$47,000
Total Common Stocks
(Cost $18,799,263)		11,225,193

SECURITIES LENDING COLLATERAL - 1.9%

Money Market Fund - 1.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(4)(5)
(Cost $211,902)	211,902	211,902

TOTAL INVESTMENTS - 99.4%
(Cost $19,011,165)		11,437,095
Other Assets in Excess of Liabilities - 0.6%		74,518
Net Assets - 100.0%		$11,511,613

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,155,506; total market value of collateral held by the Fund was $1,174,335. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $962,433.

(2)American Depositary Receipts.

(3)Restricted security. See Note 5.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2023.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$11,103,899	$121,294	$—	$11,225,193
Money Market Fund	211,902	—	—	211,902
Total	$11,315,801	$121,294	$—	$11,437,095

Schedule of Investments — Virtus LifeSci Biotech Products ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 99.0%

Health Care - 99.0%
2seventy bio, Inc.*(1)	26,215	$249,305
ACADIA Pharmaceuticals, Inc.*	20,432	435,815
ADMA Biologics, Inc.*	87,861	294,334
Agios Pharmaceuticals, Inc.*	10,398	237,802
Alnylam Pharmaceuticals, Inc.*	1,379	274,697
Amgen, Inc.	1,197	286,969
Amicus Therapeutics, Inc.*	25,896	298,840
Amylyx Pharmaceuticals, Inc.*	8,852	251,397
Apellis Pharmaceuticals, Inc.*	6,124	510,925
Ascendis Pharma A/S (Denmark)*(2)	2,656	185,814
Aurinia Pharmaceuticals, Inc. (Canada)*	69,047	776,779
Axsome Therapeutics, Inc.*(1)	4,042	289,124
BeiGene Ltd. (China)*(1)(2)	1,538	392,128
BioCryst Pharmaceuticals, Inc.*	28,864	219,655
Biogen, Inc.*	1,117	339,825
BioMarin Pharmaceutical, Inc.*	2,975	285,719
BioNTech SE (Germany)(2)	1,734	198,092
Bluebird Bio, Inc.*	38,521	167,566
Blueprint Medicines Corp.*	6,900	352,245
Bridgebio Pharma, Inc.*	33,761	490,210
CTI BioPharma Corp.*	54,934	266,979
Deciphera Pharmaceuticals, Inc.*	20,302	288,491
Enanta Pharmaceuticals, Inc.*	7,249	257,702
Exelixis, Inc.*	19,917	364,481
Gilead Sciences, Inc.	3,679	302,451
Halozyme Therapeutics, Inc.*	5,507	176,940
Harmony Biosciences Holdings, Inc.*	5,500	177,320
Immunocore Holdings PLC (United Kingdom)*(1)(2)	5,471	317,592
ImmunoGen, Inc.*	62,371	336,180
Incyte Corp.*	3,904	290,497
Insmed, Inc.*	16,130	314,535
Intercept Pharmaceuticals, Inc.*	21,586	373,870
Intra-Cellular Therapies, Inc.*	6,109	379,674

Security Description	Shares	Value

COMMON STOCKS (continued)

Health Care (continued)
Ionis Pharmaceuticals, Inc.*(1)	8,417	$297,709
Ironwood Pharmaceuticals, Inc.*(1)	26,005	270,712
Kiniksa Pharmaceuticals Ltd. Class A*	20,614	221,600
Legend Biotech Corp.*(2)	6,218	427,239
Ligand Pharmaceuticals, Inc.*	5,028	383,888
Mirum Pharmaceuticals, Inc.*	17,893	480,427
Moderna, Inc.*	1,545	205,315
Nektar Therapeutics*	117,683	88,533
Neurocrine Biosciences, Inc.*	2,706	273,414
Omniab, Inc. - $12.50 Earnout*(3)	1,295	0
Omniab, Inc. - $15.00 Earnout*(3)	1,295	0
PTC Therapeutics, Inc.*	8,148	449,281
Regeneron Pharmaceuticals, Inc.*	428	343,166
Rhythm Pharmaceuticals, Inc.*(1)	10,891	219,671
Roivant Sciences Ltd.*	44,660	381,843
Sage Therapeutics, Inc.*	7,800	381,030
Sarepta Therapeutics, Inc.*	2,554	313,555
Seagen, Inc.*	2,445	489,000
Theravance Biopharma, Inc.*	28,762	311,492
Travere Therapeutics, Inc.*	17,458	376,569
Ultragenyx Pharmaceutical, Inc.*	7,096	309,882
United Therapeutics Corp.*	1,168	268,792
Vanda Pharmaceuticals, Inc.*	44,536	273,451
Vertex Pharmaceuticals, Inc.*	1,030	350,952
Zai Lab Ltd. (China)*(1)(2)	9,193	321,571

TOTAL INVESTMENTS - 99.0%
(Cost $18,422,893)		17,823,045
Other Assets in Excess of Liabilities - 1.0%		178,892
Net Assets - 100.0%		$18,001,937

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,055,376; total market value of collateral held by the Fund was $2,093,517. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,093,517.

(2)American Depositary Receipts.

(3)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 2 security in the Fair Value Hierarchy table located after the Schedule of Investments.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$17,823,045	$0	$—	$17,823,045
Total	$17,823,045	$0	$—	$17,823,045

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS - 35.0%

Communication Services - 1.2%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 03/01/30(1)	$100,000	$86,177
DISH DBS Corp., 5.88%, 11/15/24	55,000	45,574
DISH DBS Corp., 7.75%, 07/01/26	105,000	60,782
Gray Television, Inc., 7.00%, 05/15/27(1)	110,000	89,226
Level 3 Financing, Inc., 3.63%, 01/15/29(1)	60,000	33,610
McGraw-Hill Education, Inc., 8.00%, 08/01/29(1)	90,000	77,481
Millennium Escrow Corp., 6.63%, 08/01/26(1)	110,000	74,512
Rackspace Technology Global, Inc., 5.38%, 12/01/28(1)	65,000	15,491
T-Mobile USA, Inc., 5.05%, 07/15/33	101,000	101,809
Total Communication Services		584,662
Consumer Discretionary - 2.8%
Carriage Services, Inc., 4.25%, 05/15/29(1)	105,000	87,125
Churchill Downs, Inc., 6.75%, 05/01/31(1)	85,000	85,663
Clarios Global LP / Clarios US Finance Co., 8.50%, 05/15/27(1)	160,000	161,236
Clarios Global LP / Clarios US Finance Co., 6.75%, 05/15/28(1)	10,000	10,050
Ford Motor Co., 3.25%, 02/12/32	90,000	69,878
Ford Motor Co., 4.75%, 01/15/43	70,000	52,677
General Motors Financial Co., Inc., 5.85%, 04/06/30	7,000	7,001
Jacobs Entertainment, Inc., 6.75%, 02/15/29(1)	125,000	108,863
MDC Holdings, Inc., 3.97%, 08/06/61	125,000	76,209
Metis Merger Sub LLC, 6.50%, 05/15/29(1)	75,000	63,642
NMG Holding Co., Inc. / Neiman Marcus Group LLC, 7.13%, 04/01/26(1)	115,000	106,981
Nordstrom, Inc., 4.25%, 08/01/31	140,000	104,123
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.63%, 09/01/29(1)	155,000	112,560
PulteGroup, Inc., 7.88%, 06/15/32	140,000	163,659
PulteGroup, Inc., 6.38%, 05/15/33	30,000	32,039
Royal Caribbean Cruises Ltd., 9.25%, 01/15/29(1)	4,000	4,271
Scientific Games International, Inc., 7.00%, 05/15/28(1)	85,000	84,901
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/28(1)	55,000	47,814
Total Consumer Discretionary		1,378,692
Consumer Staples - 0.6%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 6.50%, 02/15/28(1)	84,000	85,138
HLF Financing Sarl LLC / Herbalife International, Inc., 4.88%, 06/01/29(1)	115,000	88,149
Pilgrim’s Pride Corp., 6.25%, 07/01/33	113,000	111,922
Total Consumer Staples		285,209
Energy - 3.9%
Alliance Resource Operating Partners LP / Alliance Resource Finance Corp., 7.50%, 05/01/25(1)	95,000	94,512
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 01/15/28(1)	120,000	116,389

Security Description	Principal	Value

CORPORATE BONDS (continued)

Energy (continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(1)	$95,000	$92,349
Chesapeake Energy Corp., 5.88%, 02/01/29(1)	50,000	47,879
CITGO Petroleum Corp., 7.00%, 06/15/25(1)	120,000	119,580
CrownRock LP / CrownRock Finance, Inc., 5.63%, 10/15/25(1)	50,000	49,408
CrownRock LP / CrownRock Finance, Inc., 5.00%, 05/01/29(1)	50,000	47,287
Energy Transfer LP, Series H, 6.50%, (US 5 Year CMT T- Note + 5.69%), perpetual(2)(3)	105,000	93,187
Flex Intermediate Holdco LLC, 3.36%, 06/30/31(1)	195,000	160,773
Genesis Energy LP / Genesis Energy Finance Corp., 8.88%, 04/15/30	20,000	20,047
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 02/01/31(1)	100,000	92,537
Kinder Morgan, Inc., Series G, 7.75%, 01/15/32	203,000	236,239
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26(1)	75,000	72,893
Mesquite Energy, Inc., Escrow, 7.25%, perpetual(3)(4)	12,000	90
Nabors Industries Ltd., 7.25%, 01/15/26(1)	100,000	94,394
Occidental Petroleum Corp., 6.13%, 01/01/31	95,000	99,426
Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/28(1)	85,000	80,846
Southwestern Energy Co., 5.38%, 02/01/29	125,000	117,974
Transocean, Inc., 11.50%, 01/30/27(1)	4,000	4,098
Transocean, Inc., 8.75%, 02/15/30 (Cayman Islands)(1)	75,000	75,750
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 04/01/26	118,000	116,879
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(1)	75,000	66,528
Total Energy		1,899,065
Financials - 10.0%
Acrisure LLC / Acrisure Finance, Inc., 7.00%, 11/15/25(1)	235,000	224,711
Allstate Corp. (The), Series B, 5.75%, (3-Month USD LIBOR + 2.94%), 08/15/53(2)	205,000	199,816
Bank of America Corp., 3.42%, (3-Month USD LIBOR + 1.04%), 12/20/28(2)	130,000	120,786
Bank of America Corp., 5.02%, (SOFR + 2.16%), 07/22/33(2)	120,000	118,405
Bank of America Corp., 2.48%, (US 5 Year CMT T- Note + 1.20%), 09/21/36(2)	60,000	45,890
Bank of New York Mellon Corp. (The), Series G, 4.70%, (US 5 Year CMT T- Note + 4.36%), perpetual(2)(3)	155,000	151,319
Bank of New York Mellon Corp. (The), 5.83%, (SOFR + 2.07%), 10/25/33(2)	45,000	48,185
Blackstone Private Credit Fund, 2.63%, 12/15/26	59,000	50,306
Blue Owl Finance LLC, 3.13%, 06/10/31(1)	75,000	56,629
Brighthouse Financial, Inc., 5.63%, 05/15/30	50,000	48,878
BroadStreet Partners, Inc., 5.88%, 04/15/29(1)	160,000	138,948

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Charles Schwab Corp. (The), Series H, 4.00%, (US 10 Year CMT T- Note + 3.08%), perpetual(2)(3)	$95,000	$73,150
Citadel LP, 4.88%, 01/15/27(1)	185,000	177,583
Citigroup, Inc., 3.98%, (3-Month USD LIBOR + 1.60%), 03/20/30(2)	190,000	178,411
Citigroup, Inc., 6.27%, (SOFR + 2.34%), 11/17/33(2)	40,000	43,279
Cobra AcquisitionCo. LLC, 6.38%, 11/01/29(1)	50,000	29,016
Corebridge Financial, Inc., 6.88%, (US 5 Year CMT T- Note + 3.85%), 12/15/52(1)(2)	164,000	148,787
Discover Financial Services, 6.70%, 11/29/32	198,000	209,702
Fifth Third Bancorp, 4.34%, (SOFR + 1.66%), 04/25/33(2)	75,000	67,736
Goldman Sachs Group, Inc. (The), 1.99%, (SOFR + 1.09%), 01/27/32(2)	220,000	176,278
Goldman Sachs Group, Inc. (The), 6.45%, 05/01/36	45,000	48,644
Huntington Bancshares, Inc./Oh, 2.55%, 02/04/30	90,000	73,518
JPMorgan Chase & Co., Series HH, 4.60%, (SOFR + 3.13%), perpetual(2)(3)	34,000	31,620
JPMorgan Chase & Co., 2.96%, (SOFR + 2.52%), 05/13/31(2)	155,000	134,410
JPMorgan Chase & Co., 1.95%, (SOFR + 1.07%), 02/04/32(2)	75,000	60,491
JPMorgan Chase & Co., 5.72%, (SOFR + 2.58%), 09/14/33(2)	125,000	129,148
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.25%, 02/01/27(1)	105,000	89,663
Liberty Mutual Group, Inc., 4.13%, (US 5 Year CMT T- Note + 3.32%), 12/15/51(1)(2)	55,000	44,424
Lincoln National Corp., 7.29%, (3-Month USD LIBOR + 2.04%), 04/20/67(2)	80,000	52,200
MetLife, Inc., Series D, 5.88%, (3-Month USD LIBOR + 2.96%), perpetual(2)(3)	52,000	48,513
MetLife, Inc., Series G, 3.85%, (US 5 Year CMT T- Note + 3.58%), perpetual(2)(3)	100,000	93,250
Midcap Financial Issuer Trust, 6.50%, 05/01/28(1)	130,000	117,569
Morgan Stanley, 6.34%, (SOFR + 2.56%), 10/18/33(2)	165,000	179,524
Morgan Stanley, 5.95%, (US 5 Year CMT T- Note + 2.43%), 01/19/38(2)	72,000	72,462
National Rural Utilities Cooperative Finance Corp., 8.21%, (3-Month USD LIBOR + 2.91%), 04/30/43(2)	120,000	117,000
Navient Corp., 6.75%, 06/25/25	99,000	97,475
OneMain Finance Corp., 6.88%, 03/15/25	95,000	93,086
OWL Rock Core Income Corp., 4.70%, 02/08/27	38,000	34,761
Prudential Financial, Inc., 5.63%, (3-Month USD LIBOR + 3.92%), 06/15/43(2)	240,000	239,935
Prudential Financial, Inc., 5.13%, (US 5 Year CMT T- Note + 3.16%), 03/01/52(2)	79,000	71,638
Prudential Financial, Inc., 6.00%, (US 5 Year CMT T- Note + 3.23%), 09/01/52(2)	10,000	9,625
State Street Corp., 4.82%, (SOFR + 1.57%), 01/26/34(2)	172,000	171,437
Synchrony Financial, 4.88%, 06/13/25	20,000	18,910

Security Description	Principal	Value

CORPORATE BONDS (continued)

Financials (continued)
Synchrony Financial, 3.70%, 08/04/26	$30,000	$26,779
Texas Capital Bancshares, Inc., 4.00%, (US 5 Year CMT T- Note + 3.15%), 05/06/31(2)	70,000	56,617
Truist Financial Corp., Series Q, 5.10%, (US 10 Year CMT T- Note + 4.35%), perpetual(2)(3)	165,000	146,365
Wells Fargo & Co., Series BB, 3.90%, (US 5 Year CMT T-Note + 3.45%), perpetual(2)(3)	130,000	113,206
Wells Fargo & Co., 2.39%, (SOFR + 2.10%), 06/02/28(2)	140,000	126,296
Wells Fargo & Co., 5.39%, (SOFR + 2.02%), 04/24/34(2)	70,000	71,258
Total Financials		4,877,639
Health Care - 3.5%
Adapthealth LLC, 5.13%, 03/01/30(1)	145,000	120,118
Akumin, Inc., 7.00%, 11/01/25(1)	145,000	115,331
Amgen, Inc., 5.25%, 03/02/33	67,000	68,964
Amgen, Inc., 5.65%, 03/02/53	26,000	26,956
Bausch Health Cos., Inc., 6.13%, 02/01/27 (Canada)(1)	5,000	3,608
Bausch Health Cos., Inc., 11.00%, 09/30/28(1)	19,000	15,414
Bausch Health Cos., Inc., 14.00%, 10/15/30(1)	3,000	1,935
Bio-Rad Laboratories, Inc., 3.70%, 03/15/32	119,000	107,335
CHS/Community Health Systems, Inc., 6.88%, 04/15/29(1)	25,000	18,523
CHS/Community Health Systems, Inc., 6.13%, 04/01/30(1)	30,000	21,379
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(1)	245,000	197,871
DaVita, Inc., 3.75%, 02/15/31(1)	60,000	48,370
Dentsply Sirona, Inc., 3.25%, 06/01/30	225,000	199,853
GE HealthCare Technologies Inc, 5.86%, 03/15/30(1)	120,000	126,344
Illumina, Inc., 2.55%, 03/23/31	122,000	102,428
Lannett Co., Inc., 7.75%, 04/15/26(1)(5)	10,000	563
Par Pharmaceutical, Inc., 7.50%, 04/01/27(1)(5)	35,000	24,851
Surgery Center Holdings, Inc., 6.75%, 07/01/25(1)	73,000	73,012
Surgery Center Holdings, Inc., 10.00%, 04/15/27(1)	21,000	21,553
Team Health Holdings, Inc., 6.38%, 02/01/25(1)	45,000	23,262
Tenet Healthcare Corp., 6.13%, 06/15/30(1)	115,000	113,851
Universal Health Services, Inc., 2.65%, 01/15/32	240,000	194,471
Viatris, Inc., Series WI, 2.70%, 06/22/30	80,000	65,220
Total Health Care		1,691,212
Industrials - 4.4%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	197,791	192,819
Aviation Capital Group LLC, 3.50%, 11/01/27(1)	76,000	68,843
BlueLinx Holdings, Inc., 6.00%, 11/15/29(1)	125,000	104,487
Boeing Co. (The), 5.15%, 05/01/30	55,000	55,448
Boeing Co. (The), 3.75%, 02/01/50	20,000	15,046
Boeing Co. (The), 5.93%, 05/01/60	123,000	121,713
Chart Industries, Inc., 7.50%, 01/01/30(1)	5,000	5,156

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

CORPORATE BONDS (continued)

Industrials (continued)
Chart Industries, Inc., 9.50%, 01/01/31(1)	$85,000	$90,093
CoStar Group, Inc., 2.80%, 07/15/30(1)	263,000	220,291
Deluxe Corp., 8.00%, 06/01/29(1)	20,000	15,469
Ferguson Finance PLC, 4.65%, 04/20/32(1)	285,000	272,651
Fortress Transportation and Infrastructure Investors LLC, 6.50%, 10/01/25(1)	45,000	44,499
General Electric Co., Series D, 8.20%, (3-Month USD LIBOR + 3.33%), perpetual(2)(3)	156,000	156,312
Global Infrastructure Solutions, Inc., 7.50%, 04/15/32(1)	130,000	111,852
Huntington Ingalls Industries, Inc., 2.04%, 08/16/28	120,000	102,587
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 05/15/27	120,000	113,271
Neptune Bidco US, Inc., 9.29%, 04/15/29(1)	35,000	32,976
OT Merger Corp., 7.88%, 10/15/29(1)	15,000	8,882
Regal Rexnord Corp., 6.40%, 04/15/33(1)	180,000	183,753
Science Applications International Corp., 4.88%, 04/01/28(1)	95,000	89,760
Sempra Global, 3.25%, 01/15/32(1)	203,000	168,740
Total Industrials		2,174,648
Information Technology - 2.8%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28(1)	60,000	55,039
Booz Allen Hamilton, Inc., 4.00%, 07/01/29(1)	65,000	59,102
CDW LLC / CDW Finance Corp., 3.57%, 12/01/31	114,000	95,533
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	115,000	100,751
Dell International LLC / EMC Corp., 8.10%, 07/15/36	127,000	149,193
Entegris Escrow Corp., 4.75%, 04/15/29(1)	138,000	128,507
HP, Inc., 5.50%, 01/15/33	135,000	134,012
Kyndryl Holdings, Inc., 3.15%, 10/15/31	95,000	73,186
Leidos, Inc., 2.30%, 02/15/31	315,000	255,760
Micron Technology, Inc., 6.75%, 11/01/29	85,000	89,637
Oracle Corp., 6.15%, 11/09/29	85,000	90,236
TD SYNNEX Corp., 2.38%, 08/09/28	65,000	54,165
Viasat, Inc., 5.63%, 09/15/25(1)	100,000	95,602
Total Information Technology		1,380,723
Materials - 1.9%
Asp Unifrax Holdings, Inc., 5.25%, 09/30/28(1)	145,000	119,625
Avient Corp., 7.13%, 08/01/30(1)	95,000	97,180
Bayport Polymers LLC, 5.14%, 04/14/32(1)	80,000	75,135
Celanese US Holdings LLC, 5.90%, 07/05/24	30,000	30,040
Cleveland-Cliffs, Inc., 6.75%, 03/15/26(1)	40,000	40,733
International Flavors & Fragrances, Inc., 2.30%, 11/01/30(1)	120,000	97,603
Knife River Holding Co., 7.75%, 05/01/31(1)	15,000	15,224
LSB Industries, Inc., 6.25%, 10/15/28(1)	120,000	105,724
Mauser Packaging Solutions Holding Co., 7.88%, 08/15/26(1)	20,000	20,306
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/28(1)	90,000	86,056

Security Description	Principal	Value

CORPORATE BONDS (continued)

Materials (continued)
Trident TPI Holdings, Inc., 9.25%, 08/01/24(1)	$85,000	$87,022
Trident TPI Holdings, Inc., 6.63%, 11/01/25(1)	75,000	75,047
WR Grace Holdings LLC, 5.63%, 08/15/29(1)	90,000	77,717
Total Materials		927,412
Real Estate - 1.7%
EPR Properties, 4.75%, 12/15/26	100,000	91,160
EPR Properties, 3.60%, 11/15/31	60,000	46,737
GLP Capital LP / GLP Financing II, Inc., 5.75%, 06/01/28	81,000	79,819
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/32	5,000	4,105
Iron Mountain, Inc., 4.50%, 02/15/31(1)	55,000	47,892
Kite Realty Group Trust, 4.75%, 09/15/30	135,000	123,473
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/31	100,000	68,471
Office Properties Income Trust, 4.50%, 02/01/25	75,000	63,842
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	170,000	129,480
Service Properties Trust, 4.95%, 02/15/27	25,000	21,220
VICI Properties LP, 4.95%, 02/15/30	60,000	57,419
VICI Properties LP, 5.13%, 05/15/32	115,000	109,858
VICI Properties LP / VICI Note Co., Inc., 4.63%, 06/15/25(1)	10,000	9,723
Total Real Estate		853,199
Utilities - 2.2%
CMS Energy Corp., 4.75%, (US 5 Year CMT T- Note + 4.12%), 06/01/50(2)	225,000	197,438
Ferrellgas LP / Ferrellgas Finance Corp., 5.88%, 04/01/29(1)	115,000	97,282
KeySpan Gas East Corp., 5.99%, 03/06/33(1)	161,000	167,049
NRG Energy, Inc., 7.00%, 03/15/33(1)	141,000	146,449
Puget Energy, Inc., 4.22%, 03/15/32	120,000	111,777
Southern Co. (The), Series 21-A, 3.75%, (US 5 Year CMT T- Note + 2.92%), 09/15/51(2)	213,000	181,791
Sunnova Energy Corp., 5.88%, 09/01/26(1)	110,000	99,839
Vistra Corp., 8.00%, (US 5 Year CMT T- Note + 6.93%), perpetual(1)(2)(3)	85,000	80,251
Total Utilities		1,081,876
Total Corporate Bonds
(Cost $17,445,691)		17,134,337

FOREIGN BONDS - 18.2%

Communication Services - 0.7%
CT Trust, 5.13%, 02/03/32 (Guatemala)(1)	200,000	165,495
Telecomunicaciones Digitales SA, 4.50%, 01/30/30 (Panama)(1)	200,000	165,125
Telesat Canada / Telesat LLC, 6.50%, 10/15/27 (Canada)(1)	35,000	12,616
Total Communication Services		343,236

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Consumer Discretionary - 1.2%
Ashtead Capital, Inc., 4.38%, 08/15/27 (United Kingdom)(1)	$200,000	$191,532
Ashtead Capital, Inc., 5.50%, 08/11/32 (United Kingdom)(1)	200,000	197,850
eG Global Finance PLC, 8.50%, 10/30/25 (United Kingdom)(1)	200,000	190,817
Total Consumer Discretionary		580,199
Consumer Staples - 0.8%
Bat Capital Corp., 7.75%, 10/19/32 (United Kingdom)	150,000	166,370
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 04/27/29 (Guatemala)(1)	95,000	89,142
Sigma Holdco BV, 7.88%, 05/15/26 (Netherlands)(1)	200,000	160,680
Total Consumer Staples		416,192
Energy - 4.3%
BP Capital Markets PLC, 4.88%, (US 5 Year CMT T- Note + 4.40%), perpetual (United Kingdom)(2)(3)	275,000	253,524
Coronado Finance Pty Ltd., 10.75%, 05/15/26 (Australia)(1)	68,000	70,317
Ecopetrol SA, 4.63%, 11/02/31 (Colombia)	100,000	74,675
Ecopetrol SA, 8.88%, 01/13/33 (Colombia)	150,000	145,500
Enbridge, Inc., 7.63%, (US 5 Year CMT T- Note + 4.42%), 01/15/83 (Canada)(2)	170,000	173,584
Enerflex Ltd., 9.00%, 10/15/27 (Canada)(1)	65,000	64,848
KazMunayGas National Co. JSC, 6.38%, 10/24/48 (Kazakhstan)(1)	200,000	169,350
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Canada)(1)	40,000	37,598
Petroleos Mexicanos, 6.50%, 03/13/27 (Mexico)	160,000	143,224
Petroleos Mexicanos, 6.70%, 02/16/32 (Mexico)	325,000	250,859
Petroleos Mexicanos, 6.35%, 02/12/48 (Mexico)	55,000	32,489
Petroleos Mexicanos, 7.69%, 01/23/50 (Mexico)	20,000	13,425
Reliance Industries Ltd., 2.88%, 01/12/32 (India)(1)	250,000	209,999
Saudi Arabian Oil Co., 2.25%, 11/24/30 (Saudi Arabia)(1)	400,000	342,232
Teine Energy Ltd., 6.88%, 04/15/29 (Canada)(1)	110,000	100,751
Total Energy		2,082,375
Financials - 2.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 2.45%, 10/29/26 (Ireland)	300,000	269,194
Ascot Group Ltd., 4.25%, 12/15/30 (Bermuda)(1)	45,000	36,080
Banco Mercantil del Norte SA, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual (Mexico)(1)(2)(3)	200,000	162,500
Banco Santander Chile, 3.18%, 10/26/31 (Chile)(1)	150,000	129,473
Barclays, 7.44%, (US 1 Year CMT T- Note + 3.50%), 11/02/33 (United Kingdom)(2)	200,000	220,493
BBVA Bancomer SA, 5.13%, (US 5 Year CMT T-Note + 2.65%), 01/18/33 (Mexico)(1)(2)	200,000	177,333
Itau Unibanco Holding SA, 3.88%, (US 5 Year CMT T- Note + 3.45%), 04/15/31 (Brazil)(1)(2)	200,000	182,400

Security Description	Principal	Value

FOREIGN BONDS (continued)

Financials (continued)
Toronto-Dominion Bank (The), 8.13%, (US 5 Year CMT T- Note + 4.08%), 10/31/82 (Canada)(2)	$200,000	$204,206
Total Financials		1,381,679
Government - 6.0%
Abu Dhabi Government International Bond, 3.13%, 04/16/30 (United Arab Emirates)(1)	200,000	191,085
Angolan Government International Bond, 8.25%, 05/09/28 (Angola)(1)	200,000	175,876
Argentine Republic Government International Bond, 3.50%, 07/09/41 (Argentina)(6)	270,000	68,214
Dominican Republic International Bond, 4.88%, 09/23/32 (Dominican Republic)(1)	325,000	280,486
Egypt Government International Bond, 7.60%, 03/01/29 (Egypt)(1)	200,000	123,234
Emirate of Dubai Government International Bonds, Series E, 5.25%, 01/30/43 (United Arab Emirates)	200,000	191,348
Indonesia Government International Bond, 2.85%, 02/14/30 (Indonesia)	200,000	182,540
Ivory Coast Government International Bond, 6.13%, 06/15/33 (Ivory Coast)(1)	200,000	169,724
Mexico Government International Bond, 3.50%, 02/12/34 (Mexico)	200,000	171,844
Morocco Government International Bond, 3.00%, 12/15/32 (Morocco)(1)	200,000	162,392
Panama Government International Bond, 3.30%, 01/19/33 (Panama)	200,000	169,692
Philippine Government International Bond, 3.70%, 03/01/41 (Philippines)	200,000	170,183
Qatar Government International Bond, 3.75%, 04/16/30 (Qatar)(1)	200,000	198,616
Republic of Poland Government International Bond, 4.88%, 10/04/33 (Poland)	80,000	81,395
Republic of South Africa Government International Bond, 4.85%, 09/27/27 (South Africa)	200,000	190,661
Turkey Government International Bond, 7.63%, 04/26/29 (Turkey)	200,000	190,021
Turkey Government International Bond, 9.13%, 07/13/30 (Turkey)	200,000	200,135
Total Government		2,917,446
Health Care - 0.6%
Cheplapharm Arzneimittel GMBH, 5.50%, 01/15/28 (Germany)(1)	190,000	173,646
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/26 (Israel)	125,000	113,437
Total Health Care		287,083
Industrials - 0.1%
Avolon Holdings Funding Ltd., 4.38%, 05/01/26 (Ireland)(1)	77,000	72,788
Information Technology - 0.2%
Ritchie Bros Holdings, Inc., 7.75%, 03/15/31 (Canada)(1)	80,000	85,100

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

FOREIGN BONDS (continued)

Materials - 0.7%
ArcelorMittal SA, 6.80%, 11/29/32 (Luxembourg)	$140,000	$146,656
NOVA Chemicals Corp., 5.00%, 05/01/25 (Canada)(1)	48,000	46,632
Taseko Mines Ltd., 7.00%, 02/15/26 (Canada)(1)	90,000	83,114
Teck Resources Ltd., 6.13%, 10/01/35 (Canada)	80,000	83,625
Total Materials		360,027
Real Estate - 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust, 2.50%, 10/15/31 (Canada)(1)	200,000	162,718
Utilities - 0.5%
ENEL Finance International NV, 7.50%, 10/14/32 (Italy)(1)	200,000	224,034
Total Foreign Bonds
(Cost $9,032,813)		8,912,877

U.S. GOVERNMENT SECURITIES - 14.0%

U.S. Treasury Bond
1.88%, 11/15/51	115,000	78,398
4.00%, 11/15/52	755,000	801,834
U.S. Treasury Note
0.13%, 08/31/23	955,000	939,534
4.13%, 01/31/25	125,000	124,817
0.63%, 12/31/27	2,215,000	1,940,115
4.00%, 02/28/30	225,000	231,961
1.88%, 02/15/32	1,635,000	1,445,378
4.13%, 11/15/32	1,205,000	1,272,028
Total U.S. Government Securities
(Cost $6,749,104)		6,834,065

TERM LOANS - 11.0%

Aerospace - 0.5%
Amentum Government Services Holdings LLC, 9.03%, (SOFR + 4.00%), 02/10/29(2)	14,888	14,329
Brown Group Holding, LLC, 7.58%, (SOFR + 2.50%), 06/07/28(2)	31,696	31,073
Mileage Plus Holdings LLC, 10.21%, (3-Month USD LIBOR + 5.25%), 06/21/27(2)	25,500	26,575
Tran, 8.15%, (SOFR + 3.25%), 08/10/28(2)	160,571	160,625
Total Aerospace		232,602
Chemicals - 0.2%
Trinseo Materials Operating SCA, 7.02%, (1-Month USD LIBOR + 2.00%), 09/06/24(2)	99,476	98,316
Consumer Non-Durables - 0.3%
DS Parent, Inc., 10.79%, (SOFR + 5.75%), 12/10/28(2)	23,438	23,027
Kronos Acquisition Holdings Inc., 0.00%, (1-Month USD LIBOR + 0.00%), 12/22/26(7)	90,000	87,581

Security Description	Principal	Value

TERM LOANS (continued)

Consumer Non-Durables (continued)
Zep Inc., 9.16%, (3-Month USD LIBOR + 4.00%), 08/12/24(2)	$28,926	$24,848
Total Consumer Non-Durables		135,456
Energy - 0.2%
Hamilton Projects Acquiror LLC, 9.66%, (3-Month USD LIBOR + 4.50%), 06/17/27(2)	21,928	21,769
Medallion Midland Acquisition LP, 8.91%, (SOFR + 3.75%), 10/18/28(2)	29,397	29,151
Oryx Midstream Services Permian Basin, LLC, 8.19%, (SOFR + 3.25%), 10/05/28(2)	58,972	58,429
Total Energy		109,349
Financials - 0.1%
Asurion LLC, 8.27%, (1-Month USD LIBOR + 3.25%), 07/31/27(2)	24,413	22,622
Blackhawk Network Holdings, Inc., 7.89%, (SOFR + 3.00%), 06/15/25(2)	29,535	29,262
Total Financials		51,884
Food/Tobacco - 0.7%
Aramark, 6.77%, (1-Month USD LIBOR + 1.75%), 03/11/25(2)	107,833	107,671
Froneri US, Inc., 7.41%, (3-Month USD LIBOR + 2.25%), 01/29/27(2)	163,373	161,675
Pegasus Bidco BV, 9.01%, (SOFR + 4.25%), 05/04/29(2)	24,938	24,797
Shearer’s Foods LLC, 8.60%, (SOFR + 3.50%), 09/23/27(2)	19,297	18,914
Triton Water Holdings, Inc., 8.66%, (3-Month USD LIBOR + 3.50%), 03/31/28(2)	29,438	27,973
Total Food/Tobacco		341,030
Forest Prod/Containers - 0.1%
Mauser Packaging Solutions Holding Co., 8.80%, (SOFR + 4.00%), 08/31/26(2)	35,000	34,943
TricorBraun Holdings, Inc., 8.27%, (1-Month USD LIBOR + 3.25%), 01/29/28(2)	34,449	33,680
Total Forest Prod/Containers		68,623
Gaming/Leisure - 0.7%
Carnival Corp., 0.00%, (1-Month USD LIBOR + 0.00%), 06/30/25(7)	90,000	89,663
Carnival Corp., 8.02%, (1-Month USD LIBOR + 3.00%), 06/30/25(2)	4,863	4,844
ECL Entertainment LLC, 12.60%, (SOFR + 7.50%), 05/01/28(2)	29,698	29,754
J&J Ventures Gaming, LLC, 9.16%, (3-Month USD LIBOR + 4.00%), 04/26/28(2)	19,651	19,237
Playtika Holding Corp., 7.77%, (1-Month USD LIBOR + 2.75%), 03/13/28(2)	49,620	49,341
Raptor Acquisition Corp., 8.95%, (3-Month USD LIBOR + 4.00%), 11/01/26(2)	9,925	9,865
UFC Holdings LLC, 8.05%, (3-Month USD LIBOR + 2.75%), 04/29/26(2)	136,188	136,055
Total Gaming/Leisure		338,759

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Health Care - 1.2%
Agiliti Health, 7.63%, (1-Month USD LIBOR + 2.75%), 01/04/26(2)	$59,535	$59,386
CHG Healthcare Services, Inc., 8.27%, (1-Month USD LIBOR + 3.25%), 09/22/28(2)	139,093	138,450
Hunter US Bidco, Inc., 9.41%, (3-Month USD LIBOR + 4.25%), 08/19/28(2)	15,797	15,738
Milano Acquisition Corp., 9.00%, (SOFR + 4.00%), 10/01/27(2)	34,199	33,045
Mozart Borrower LP, 8.27%, (1-Month USD LIBOR + 3.25%), 09/30/28(2)	134,322	130,563
Packaging Coordinators Midco, Inc., 8.66%, (3-Month USD LIBOR + 3.50%), 11/30/27(2)	54,122	52,655
Phoenix Guarantor, Inc., 8.27%, (1-Month USD LIBOR + 3.25%), 03/05/26(2)	38,797	38,246
Phoenix Newco, Inc., 8.09%, (1-Month USD LIBOR + 3.25%), 08/11/28(2)	30,742	30,260
Sunshine Luxembourg VII Sarl, 8.91%, (3-Month USD LIBOR + 3.75%), 10/01/26(2)	14,700	14,558
Upstream Newco, Inc., 9.41%, (SOFR + 4.25%), 11/20/26(2)	22,106	17,390
Viant Medical Holdings, Inc., 8.77%, (1-Month USD LIBOR + 3.75%), 07/02/25(2)	38,763	36,518
Total Health Care		566,809
Housing - 0.4%
Quikrete Holdings, Inc., 8.02%, (1-Month USD LIBOR + 3.00%), 06/11/28(2)	99,348	99,077
SRS Distribution, Inc., 8.52%, (1-Month USD LIBOR + 3.50%), 06/02/28(2)	109,256	104,502
SRS Distribution, Inc., 8.58%, (SOFR + 3.50%), 06/02/28(2)	4,938	4,724
Total Housing		208,303
Information Technology - 1.9%
Applied Systems, 9.40%, (SOFR + 4.50%), 09/19/26(2)	180,000	180,577
Applied Systems, Inc., 11.65%, (SOFR + 6.75%), 09/19/25(2)	29,460	29,583
CCC Intelligent Solutions, Inc., 7.27%, (1-Month USD LIBOR + 2.25%), 09/15/28(2)	139,195	138,795
Central Parent, Inc., 9.15%, (SOFR + 4.25%), 06/09/29(2)	19,950	19,955
ConnectWise LLC, 8.52%, (1-Month USD LIBOR + 3.50%), 09/24/28(2)	39,500	38,439
Epicor Software Corp., 8.27%, (1-Month USD LIBOR + 3.25%), 07/30/27(2)	33,949	33,575
Hyland Software, Inc., 8.52%, (1-Month USD LIBOR + 3.50%), 07/01/24(2)	103,342	102,814
Infinite Bidco LLC, 8.41%, (3-Month USD LIBOR + 3.25%), 03/02/28(2)	19,577	18,827
Project Ruby Ultimate Parent Corp., 8.35%, (SOFR + 3.25%), 03/10/28(2)	29,400	28,546
Proofpoint, Inc., 8.27%, (1-Month USD LIBOR + 3.25%), 06/09/28(2)	29,625	29,026

Security Description	Principal	Value

TERM LOANS (continued)

Information Technology (continued)
RealPage, Inc., 8.02%, (1-Month USD LIBOR + 3.00%), 04/24/28(2)	$34,401	$33,465
Roper Industrial, 9.40%, (SOFR + 4.50%), 11/30/29(2)	60,000	59,719
Sophia LP, 8.66%, (3-Month USD LIBOR + 3.50%), 10/07/27(2)	24,440	24,165
Uber Technologies, 7.66%, (SOFR + 2.75%), 02/28/30(2)	34,913	34,845
UKG, Inc., 8.27%, (SOFR + 3.25%), 05/04/26(2)	142,586	139,070
Total Information Technology		911,401
Manufacturing - 0.8%
Alliance Laundry Systems LLC, 8.56%, (SOFR + 3.50%), 10/08/27(2)	33,695	33,547
Arcline FM Holdings LLC, 9.91%, (3-Month USD LIBOR + 4.75%), 06/23/28(2)	129,045	123,883
Arcline FM Holdings LLC, 13.41%, (3-Month USD LIBOR + 8.25%), 06/15/29(2)	15,000	13,725
Chart Industries, Inc., 8.74%, (SOFR + 3.75%), 12/08/29(2)	60,000	60,113
Filtration Group Corp., 8.52%, (1-Month USD LIBOR + 3.50%), 10/19/28(2)	19,651	19,487
Safe Fleet Holdings LLC, 8.81%, (SOFR + 3.75%), 02/17/29(2)	119,273	117,722
Star US Bidco LLC, 9.27%, (1-Month USD LIBOR + 4.25%), 03/17/27(2)	24,242	23,828
Total Manufacturing		392,305
Media/Telecom - Cable/Wireless Video - 0.1%
Directv Financing LLC, 10.02%, (1-Month USD LIBOR + 5.00%), 08/02/27(2)	35,098	33,782
Media/Telecom - Diversified Media - 0.5%
Cinemark USA, Inc., 6.91%, (3-Month USD LIBOR + 1.75%), 03/31/25(2)	98,144	97,441
McGraw-Hill Education, Inc., 9.70%, (3-Month USD LIBOR + 4.75%), 07/28/28(2)	23,640	22,840
Neilson Holdings, 10.00%, (SOFR + 5.00%), 04/11/29(2)	125,000	112,094
William Morris Endeavor Entertainment LLC, 7.78%, (1-Month USD LIBOR + 2.75%), 05/18/25(2)	36,924	36,878
Total Media/Telecom - Diversified Media		269,253
Media/Telecom - Telecommunications - 0.0%(8)
Altice France SA/France, 8.95%, (3-Month USD LIBOR + 3.69%), 01/31/26(2)	29,007	28,028
Metals/Minerals - 0.1%
Covia Holdings LLC, 9.22%, (3-Month USD LIBOR + 4.00%), 07/31/26(2)	35,000	34,212
Retail - 0.3%
PetSmart, Inc., 8.83%, (SOFR + 3.75%), 02/11/28(2)	129,018	128,615
Rising Tide Holdings, Inc., 9.89%, (SOFR + 4.75%), 06/01/28(2)	14,917	9,085
Total Retail		137,700

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

TERM LOANS (continued)

Service - 1.8%
Apex Group Treasury LLC, 8.56%, (3-Month USD LIBOR + 3.75%), 07/27/28(2)	$29,550	$29,218
Brightview Landscapes LLC, 8.30%, (SOFR + 3.25%), 04/07/29(2)	119,224	117,436
Carlisle FoodService Products, Inc., 7.95%, (3-Month USD LIBOR + 3.00%), 03/20/25(2)	29,484	27,125
DXP Enterprises, Inc., 9.95%, (SOFR + 5.25%), 12/23/27(2)	99,230	98,858
Garda World Security Corp., 9.30%, (SOFR + 4.25%), 10/30/26(2)	10,000	9,996
Peraton Corp., 8.83%, (SOFR + 3.75%), 02/01/28(2)	169,682	166,553
Pike Corp., 8.10%, (SOFR + 3.00%), 01/21/28(2)	170,000	169,610
TMF Sapphire, 0.00%, (1-Month USD LIBOR + 0.00%), 05/27/28(7)	35,000	34,694
University Support Services LLC, 8.33%, (SOFR + 3.25%), 02/10/29(2)	126,400	125,478
Weld North Education LLC, 8.78%, (1-Month USD LIBOR + 3.75%), 12/21/27(2)	105,139	104,975
Total Service		883,943
Transportation - Automotive - 0.7%
American Axle, 8.44%, (SOFR + 3.50%), 12/06/29(2)	104,475	104,345
Clarios Global LP / Clarios US Finance Co., 8.27%, (1-Month USD LIBOR + 3.25%), 04/30/26(2)	125,000	124,909
PAI Holdco, Inc., 9.02%, (3-Month USD LIBOR + 3.75%), 10/28/27(2)	44,547	42,041
Power Solutions, 0.00%, (1-Month USD LIBOR + 0.00%), 04/17/30(7)	80,000	79,966
Total Transportation - Automotive		351,261
Utilities - 0.4%
Brookfield WEC Holdings, Inc., 7.77%, (1-Month USD LIBOR + 2.75%), 08/01/25(2)	197,112	196,771
Total Term Loans
(Cost $5,386,773)		5,389,787

MORTGAGE BACKED SECURITIES - 10.9%

Commercial Mortgage Backed Securities - 2.9%
Barclays, Class B, Series 2013-C6, 3.88%, 04/10/46(1)(2)(9)	198,000	197,111
BPR Trust, Class A, Series 2022-OANA, 6.79%, (SOFR + 1.90%), 04/15/37(1)(2)	75,000	73,187
BX Trust, Class A, Series 2022-CLS, 5.76%, 10/13/27(1)	94,000	92,344
BX Trust, Class D, Series 2019-OC11, 3.94%, 12/09/41(1)(2)(9)	85,000	72,317
COMM Mortgage Trust, Class B, Series 2020-CBM, 3.10%, 02/10/37(1)	45,000	41,848
Extended Stay America Trust, Class C, Series 2021-ESH, 6.65%, (1-Month USD LIBOR + 1.70%), 07/15/38(1)(2)	322,143	311,485
JPMBB Commercial Mortgage Securities Trust, Class AS, Series 2014-C18, 4.44%, 02/15/47(2)(9)	144,000	139,993

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Commercial Mortgage Backed Securities (continued)
KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 5.75%, (1-Month USD LIBOR + 0.80%), 05/15/36(1)(2)	$392,000	$388,696
Morgan Stanley Bank of America Merrill Lynch Trust, Class AS, Series 2015-C22, 3.56%, 04/15/48	60,000	56,875
WFRBS Commercial Mortgage Trust, Class AS, Series 2014-C24, 3.93%, 11/15/47	50,000	47,811
Total Commercial Mortgage Backed Securities		1,421,667
Mortgage Backed Security - 1.0%
Federal National Mortgage Association, 3.50%, 05/01/49	26,931	25,307
Federal National Mortgage Association, 5.00%, 11/01/52	445,000	442,750
Total Mortgage Backed Security		468,057
Residential Mortgage Backed Securities - 7.0%
Ajax Mortgage Loan Trust, Class A1, Series 2019-D, 2.96%, 09/25/65(1)(6)	57,098	53,961
AMSR Trust, Class D, Series 2021-SFR3, 2.18%, 10/17/38(1)	100,000	87,140
Angel Oak Mortgage Trust, Class A1, Series 2021-7, 1.98%, 10/25/66(1)(2)(9)	381,196	315,854
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49(1)(2)(9)	128,351	121,577
Arroyo Mortgage Trust, Class A1, Series 2019-2, 3.35%, 04/25/49(1)(2)(9)	116,183	110,000
CAFL Issuer LLC, Class A1, Series 2021-RTL1, 2.24%, 03/28/29(1)(6)	100,000	92,401
Cascade MH Asset Trust, Class A1, Series 2021-MH1, 1.75%, 02/25/46(1)	77,997	68,166
CIM Trust, Class A1, Series 2022-R2, 3.75%, 12/25/61(1)(2)(9)	262,640	248,489
COLT Mortgage Pass-Through Certificates, Class A1, Series 2021-1R, 0.86%, 05/25/65(1)(2)(9)	26,905	22,854
CSMC Trust, Class A1, Series 2020-RPL4, 2.00%, 01/25/60(1)(2)(9)	105,233	93,163
Ellington Financial Mortgage Trust, Class A1, Series 2022-1, 2.21%, 01/25/67(1)(2)(9)	131,390	112,784
Mill City Mortgage Loan Trust, Class B1, Series 2017-3, 3.25%, 01/25/61(1)(2)(9)	98,322	84,196
New Residential Mortgage Loan Trust, Class A1, Series 2016-1A, 3.75%, 03/25/56(1)(2)(9)	41,134	38,693
New Residential Mortgage Loan Trust, Class M2, Series 2019-RPL2, 3.75%, 02/25/59(1)(2)(9)	100,000	87,954
RCKT Mortgage Trust, Class A1, Series 2020-1, 3.00%, 02/25/50(1)(2)(9)	21,276	18,580
Sequoia Mortgage Trust, Class B1, Series 2013-8, 3.48%, 06/25/43(2)(9)	62,570	59,793
SG Residential Mortgage Trust, Class A1, Series 2019-3, 2.70%, 09/25/59(1)(2)(9)	3,946	3,827
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(9)	50,023	47,697
Towd Point Mortgage Trust, Class A2, Series 2017-1, 3.50%, 10/25/56(1)(2)(9)	100,000	96,462

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

MORTGAGE BACKED SECURITIES (continued)

Residential Mortgage Backed Securities (continued)
Towd Point Mortgage Trust, Class A2, Series 2017-4, 3.00%, 06/25/57(1)(2)(9)	$125,000	$113,730
Towd Point Mortgage Trust, Class A2, Series 2018-6, 3.75%, 03/25/58(1)(2)(9)	100,000	89,854
Towd Point Mortgage Trust, Class M1, Series 2020-1, 3.50%, 01/25/60(1)(2)(9)	100,000	83,540
Towd Point Mortgage Trust, Class A2, Series 2021-1, 2.75%, 11/25/61(1)(2)(9)	100,000	82,192
Towd Point Mortgage Trust, Class A1, Series 2022-1, 3.75%, 07/25/62(1)(2)(9)	542,832	512,049
TVC Mortgage Trust, Class A1, Series 2020-RTL1, 3.47%, 09/25/24(1)	110,959	110,786
Verus Securitization Trust, Class A1, Series 2022-5, 3.80%, 04/25/67(1)(6)	99,203	92,795
Verus Securitization Trust, Class A1, Series 2022-4, 4.47%, 04/25/67(1)(6)	85,346	83,029
Verus Securitization Trust, Class A1, Series 2022-6, 4.91%, 06/25/67(1)(6)	127,475	125,600
Verus Securitization Trust, Class A1, Series 2022-7, 5.15%, 07/25/67(1)(6)	93,496	92,077
Visio Trust, Class A1, Series 2019-2, 2.72%, 11/25/54(1)(2)(9)	308,725	292,357
Total Residential Mortgage Backed Securities		3,441,600
Total Mortgage Backed Securities
(Cost $5,421,613)		5,331,324

ASSET BACKED SECURITIES - 8.7%

ACHV ABS Trust, Class B, Series 2023-1PL, 6.80%, 03/18/30(1)	150,000	149,746
Affirm Asset Securitization Trust, Class 1A, Series 2022-A, 4.30%, 05/17/27(1)	70,000	66,730
Applebee’s Funding LLC / Ihop Funding LLC, Class A2, Series 2023-1A, 7.82%, 03/05/53(1)	109,000	110,163
Aqua Finance Trust, Class A, Series 2017-A, 3.72%, 11/15/35(1)	54,494	53,838
Arbys Funding LLC, Class A2, Series 2020-1A, 3.24%, 07/30/50(1)	68,250	60,583
Avant Credit Card Master Trust, Class A, Series 2021-1A, 1.37%, 04/15/27(1)	50,000	46,683
BHG Securitization Trust, Class A, Series 2021-A, 1.42%, 11/17/33(1)	236,162	221,090
BHG Securitization Trust, Class B, Series 2021-B, 1.67%, 10/17/34(1)	100,000	88,659
Business Jet Securities LLC, Class A, Series 2020-1A, 2.98%, 11/15/35(1)	6,003	5,681
Carvana Auto Receivables Trust, Class D, Series 2019-2A, 3.28%, 01/15/25(1)	66,941	66,762
Carvana Auto Receivables Trust, Class D, Series 2019-3A, 3.04%, 04/15/25(1)	27,137	26,918
Carvana Auto Receivables Trust, Class E, Series 2019-3A, 4.60%, 07/15/26(1)	55,000	53,855
CCG Receivables Trust, Class A2, Series 2023-1, 5.82%, 09/16/30(1)	135,000	136,217

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

CCG Receivables Trust, Class B, Series 2019-2, 2.55%, 03/15/27(1)	$70,669	$70,584
CF Hippolyta LLC, Class A1, Series 2020-1, 1.69%, 07/15/60(1)	89,945	81,713
Conn Funding II LP, Class B, Series 2022-A, 9.52%, 12/15/26(1)	65,000	64,917
Conn’s Receivables Funding LLC, Class B, Series 2021-A, 2.87%, 05/15/26(1)	93,164	92,369
CPS Auto Receivables Trust, Class D, Series 2022-D, 8.73%, 01/16/29(1)	100,000	103,146
CPS Auto Receivables Trust, Class E, Series 2019-D, 3.86%, 10/15/25(1)	55,000	53,760
Dext ABS LLC, Class A2, Series 2023-1, 5.99%, 03/15/32(1)	115,000	115,102
DT Auto Owner Trust, Class D, Series 2023-1A, 6.44%, 11/15/28(1)	155,000	155,373
Encina Equipment Finance LLC, Class B, Series 2022-1A, 5.15%, 01/16/29(1)	100,000	98,205
Exeter Automobile Receivables Trust, Class E, Series 2019-2A, 4.68%, 05/15/26(1)	55,000	54,244
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 4.75%, 04/25/51(1)	50,000	46,211
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	125,000	125,146
Flagship Credit Auto Trust, Class C, Series 2019-2, 3.09%, 05/15/25(1)	8,943	8,935
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	65,000	64,608
Hardee’s Funding LLC, Class A2, Series 2020-1A, 3.98%, 12/20/50(1)	92,863	80,938
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	170,000	156,533
Hertz Vehicle Financing LLC, Class D, Series 2022-4A, 6.56%, 09/25/26(1)	65,000	61,723
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	65,000	55,334
Jack in the Box Funding LLC, Class A2I, Series 2022-1A, 3.45%, 02/26/52(1)	53,900	48,384
LAD Auto Receivables Trust, Class A, Series 2022-1A, 5.21%, 06/15/27(1)	66,399	65,934
LAD Auto Receivables Trust, Class D, Series 2021-1A, 3.99%, 11/15/29(1)	55,000	49,563
MAPS Trust, Class A, Series 2021-1A, 2.52%, 06/15/46(1)	37,368	32,931
MVW Owner Trust, Class A, Series 2019-1A, 2.89%, 11/20/36(1)	22,431	21,264
NMEF Funding LLC, Class B, Series 2021-A, 1.85%, 12/15/27(1)	65,000	63,093
Octane Receivables Trust, Class B, Series 2020-1A, 1.98%, 06/20/25(1)	107,000	104,561
OneMain Direct Auto Receivables Trust, Class C, Series 2022-1A, 5.31%, 06/14/29(1)	55,000	53,401
Oportun Funding LLC, Class A, Series 2022-1, 3.25%, 06/15/29(1)	23,966	23,512
Santander Drive Auto Receivables Trust, Class C, Series 2022-5, 4.74%, 10/16/28	100,000	98,389

Schedule of Investments — Virtus Newfleet Multi-Sector Bond ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Principal	Value

ASSET BACKED SECURITIES (continued)

SoFi Consumer Loan Program Trust, Class A, Series 2022-1S, 6.21%, 04/15/31(1)	$63,712	$63,778
Taco Bell Funding LLC, Class A23, Series 2016-1A, 4.97%, 05/25/46(1)	72,573	71,444
TRP LLC, Class A, Series 2021-1, 2.07%, 06/19/51(1)	67,778	59,330
United Auto Credit Securitization Trust, Class C, Series 2023-1, 6.28%, 07/10/28(1)	203,000	202,533
Upstart Securitization Trust, Class B, Series 2021-2, 1.75%, 06/20/31(1)	60,000	58,022
Veros Automobile Receivables Trust, Class B, Series 2022-1, 4.39%, 08/16/27(1)	214,000	207,648
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25(1)	40,224	39,592
Westlake Automobile Receivables Trust, Class C, Series 2023-1A, 5.74%, 08/15/28(1)	205,000	205,835
ZAXBY’S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	231,870	195,388
Total Asset Backed Securities
(Cost $4,319,387)		4,240,368

MUNICIPAL BONDS - 0.2%

Broward County Fl Water & Sewer Utility Revenue, 4.00%, 10/01/47	40,000	39,543
Metropolitan Transportation Authority, 5.00%, 11/15/45	60,000	66,040
Sales Tax Securitization Corp., 3.41%, 01/01/43	5,000	3,986
Total Municipal Bonds
(Cost $118,168)		109,569

MONEY MARKET FUND - 1.5%

JP Morgan U.S. Government Money Market Institutional Shares, 4.71%(10) (Cost $738,331)	738,331	738,331

Security Description	Principal	Value

TOTAL INVESTMENTS - 99.5%
(Cost $49,211,880)		$48,690,658
Other Assets in Excess of Liabilities - 0.5%		253,815
Net Assets - 100.0%		$48,944,473

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2023, the aggregate value of these securities was $21,892,914, or 44.7% of net assets.

(2)Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2023.

(3)Perpetual security with no stated maturity date.

(4)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(5)Security in default, no interest payments are being received during the bankruptcy proceedings.

(6)Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2023.

(7)The loan will settle after April 30, 2023. The interest rate, based on the LIBOR and the agreed upon spread on trade date, will be determined at the time of settlement.

(8)Amount rounds to less than 0.05%.

(9)Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.

(10)The rate shown reflects the seven-day yield as of April 30, 2023.

Abbreviations:

CMT — Constant Maturity Treasury Index

LIBOR — London InterBank Offered Rate

SOFR — Secured Overnight Financing Rate

USD —  United States Dollar

Currency Abbreviations

USD —  United States Dollar

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds	$—	$17,134,247	$90	$17,134,337
Foreign Bonds	—	8,912,877	—	8,912,877
U.S. Government Securities	—	6,834,065	—	6,834,065
Term Loans	—	5,389,787	—	5,389,787
Mortgage Backed Securities	—	5,331,324	—	5,331,324
Asset Backed Securities	—	4,240,368	—	4,240,368
Municipal Bonds	—	109,569	—	109,569
Money Market Fund	738,331	—	—	738,331
Total	$738,331	$47,952,237	$90	$48,690,658

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2023.

Schedule of Investments — Virtus Private Credit Strategy ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 58.1%

Financials - 58.1%
Ares Capital Corp.(1)	17,101	$316,026
Bain Capital Specialty Finance, Inc.	32,565	381,336
Barings BDC, Inc.	42,239	321,861
BlackRock Capital Investment Corp.	31,918	102,138
BlackRock TCP Capital Corp.	25,828	259,313
Blackstone Secured Lending Fund(1)	7,307	188,521
Capital Southwest Corp.	24,031	435,682
Carlyle Secured Lending, Inc.	23,268	327,381
CION Investment Corp.	20,748	196,691
Crescent Capital BDC, Inc.	31,689	446,815
Fidus Investment Corp.	13,689	256,669
FS KKR Capital Corp.	23,263	437,577
Gladstone Capital Corp.(1)	29,276	282,513
Gladstone Investment Corp.	21,773	300,685
Goldman Sachs BDC, Inc.(1)	26,618	369,990
Golub Capital BDC, Inc.	25,775	347,447
Hercules Capital, Inc.(1)	24,937	330,166
Horizon Technology Finance Corp.(1)	30,909	366,890
Main Street Capital Corp.	5,958	241,418
MidCap Financial Investment Corp.	37,778	427,647
Monroe Capital Corp.	22,843	166,525
New Mountain Finance Corp.	28,615	340,232
Oaktree Specialty Lending Corp.	6,025	113,752
OFS Capital Corp.	19,662	192,589
Oxford Square Capital Corp.	53,754	165,562
PennantPark Floating Rate Capital Ltd.(1)	23,595	256,006
PennantPark Investment Corp.	17,273	88,783
Portman Ridge Finance Corp.	9,044	183,684
Prospect Capital Corp.(1)	49,233	335,277
Runway Growth Finance Corp.(1)	11,467	134,623
Saratoga Investment Corp.	9,220	225,337
Sixth Street Specialty Lending, Inc.	26,624	486,687
SLR Investment Corp.(1)	30,737	445,379
Stellus Capital Investment Corp.	19,905	289,419
SuRo Capital Corp.*	50,072	186,768
TriplePoint Venture Growth BDC Corp.(1)	37,916	450,063
WhiteHorse Finance, Inc.	33,792	406,180
Total Financials		10,803,632
Total Common Stocks
(Cost $13,439,719)		10,803,632

Security Description	Shares	Value

CLOSED-END FUNDS(2) - 38.5%

BlackRock Debt Strategies Fund, Inc.	32,043	$309,215
BlackRock Floating Rate Income Strategies Fund, Inc.(1)	24,123	286,340
BlackRock Floating Rate Income Trust	25,057	283,896
BlackRock Innovation and Growth Term Trust	43,571	324,168
BlackRock Limited Duration Income Trust	26,480	344,770
Blackstone Senior Floating Rate Term Fund	19,265	242,354
Blackstone Strategic Credit Term Fund	31,235	335,151
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.(1)	40,431	306,467
Eagle Point Credit Co., Inc.(1)	57,819	659,137
Eaton Vance Floating-Rate Income Trust	22,819	264,929
Eaton Vance Senior Floating-Rate Trust	24,049	277,383
Eaton Vance Senior Income Trust(1)	44,415	236,288
First Trust Senior Floating Rate Income Fund II	40,738	402,084
Invesco Dynamic Credit Opportunity Fund	3,814	41,956
Invesco Senior Income Trust	17,900	66,946
Nuveen Credit Strategies Income Fund	95,222	483,728
Nuveen Floating Rate Income Fund	34,620	281,114
Nuveen Floating Rate Income Opportunity Fund	38,875	307,112
Nuveen Senior Income Fund	70,483	323,517
Oxford Lane Capital Corp.	113,204	588,661
Pioneer Floating Rate Fund, Inc.	35,674	309,294
XAI Octagon Floating Rate Alternative Income Term Trust	72,873	472,946
Total Closed-End Funds
(Cost $8,982,093)		7,147,456

SECURITIES LENDING COLLATERAL - 12.7%

Money Market Fund - 12.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.76%(3)(4)
(Cost $2,363,407)	2,363,407	2,363,407

TOTAL INVESTMENTS - 109.3%
(Cost $24,785,219)		20,314,495
Liabilities in Excess of Other Assets - (9.3)%		(1,722,274)
Net Assets - 100.0%		$18,592,221

*Non-income producing security.

(1)All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,311,053; total market value of collateral held by the Fund was $2,363,407.

(2)Shares of each fund are publicly offered, and each prospectus and annual report are publicly available.

(3)Represents securities purchased with cash collateral received for securities on loan.

(4)The rate shown reflects the seven-day yield as of April 30, 2023.

Schedule of Investments — Virtus Private Credit Strategy ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$10,803,632	$—	$—	$10,803,632
Closed-End Funds	7,147,456	—	—	7,147,456
Money Market Fund	2,363,407	—	—	2,363,407
Total	$20,314,495	$—	$—	$20,314,495

Schedule of Investments — Virtus Real Asset Income ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 95.8%

Communication Services - 6.4%
BCE, Inc. (Canada)	5,227	$251,262
Cogent Communications Holdings, Inc.	3,787	261,454
KT Corp. (South Korea)(1)	19,740	223,062
Lumen Technologies, Inc.	92,943	220,275
Mobile TeleSystems PJSC (Russia)(2)	387,202	5
TELUS Corp. (Canada)	11,595	245,930
Vodafone Group PLC (United Kingdom)(1)	20,794	248,488
Total Communication Services		1,450,476
Consumer Staples - 2.0%
Alico, Inc.	9,556	225,140
Fresh Del Monte Produce, Inc.	7,889	226,493
Total Consumer Staples		451,633
Energy - 22.0%
Cheniere Energy Partners LP(3)	5,240	238,996
ConocoPhillips	2,383	245,187
Coterra Energy, Inc.	9,939	254,438
Crescent Point Energy Corp. (Canada)	34,995	258,963
Delek Logistics Partners LP(3)	4,657	219,019
Devon Energy Corp.	4,914	262,555
Diamondback Energy, Inc.	1,814	257,951
Dorchester Minerals LP	8,316	248,898
Enbridge, Inc. (Canada)	6,298	250,408
EOG Resources, Inc.	2,191	261,759
Geopark Ltd. (Colombia)	21,905	239,422
Hess Midstream LP Class A(3)	8,574	251,561
Kimbell Royalty Partners LP	16,247	260,602
Natural Resource Partners LP	4,473	232,864
Permian Basin Royalty Trust(3)	9,802	234,660
Petroleo Brasileiro SA (Brazil)(1)	23,838	253,160
Pioneer Natural Resources Co.	1,215	264,323
Sabine Royalty Trust	3,389	254,616
TC Energy Corp. (Canada)	6,135	254,848
Viper Energy Partners LP	8,528	251,064
Total Energy		4,995,294
Materials - 18.5%
Agnico Eagle Mines Ltd. (Canada)	4,490	254,718
AngloGold Ashanti Ltd. (Australia)(1)	10,563	280,765
B2Gold Corp. (Canada)	61,216	241,191
Barrick Gold Corp. (Canada)	12,545	238,857
Braskem SA Class A (Brazil)*(1)(3)	36,498	286,874
CVR Partners LP	2,638	236,655
Dow, Inc.	4,447	241,917
DRDGOLD Ltd. (South Africa)(1)(3)	25,146	269,062
Gerdau SA (Brazil)(1)	50,566	252,324
Gold Fields Ltd. (South Africa)(1)	18,500	287,860
ICL Group Ltd. (Israel)	34,365	212,376
Newmont Corp.	4,804	227,710
Pan American Silver Corp. (Canada)	12,788	227,754
Southern Copper Corp. (Mexico)	3,218	247,239

Security Description	Shares	Value

COMMON STOCKS (continued)

Materials (continued)
SunCoke Energy, Inc.	27,040	$210,371
Ternium SA (Mexico)(1)	5,863	254,161
Tronox Holdings PLC	17,483	239,342
Total Materials		4,209,176
Real Estate - 31.3%
Agree Realty Corp.	3,534	240,277
Alexander & Baldwin, Inc.	13,154	252,951
Alexandria Real Estate Equities, Inc.	1,979	245,752
American Assets Trust, Inc.	13,930	253,526
American Tower Corp.	1,197	244,655
Camden Property Trust	2,329	256,306
CareTrust REIT, Inc.	12,796	249,394
Crown Castle, Inc.	1,854	228,209
CTO Realty Growth, Inc.	14,196	239,061
CubeSmart	5,199	236,503
Digital Realty Trust, Inc.	2,457	243,612
EastGroup Properties, Inc.	1,497	249,340
Equity LifeStyle Properties, Inc.	3,698	254,792
Essential Properties Realty Trust, Inc.	9,934	245,866
Essex Property Trust, Inc.	1,171	257,304
Extra Space Storage, Inc.	1,539	233,990
First Industrial Realty Trust, Inc.	4,645	243,723
Four Corners Property Trust, Inc.(3)	9,070	231,376
Getty Realty Corp.	6,779	225,944
Healthcare Realty Trust, Inc.	12,669	250,593
Innovative Industrial Properties, Inc.	3,095	212,162
Invitation Homes, Inc.	8,006	267,160
Life Storage, Inc.	1,869	251,156
Medical Properties Trust, Inc.(3)	31,577	276,930
Mid-America Apartment Communities, Inc.	1,639	252,078
National Storage Affiliates Trust	5,930	228,602
Sun Communities, Inc.	1,770	245,906
Terreno Realty Corp.	3,853	237,306
VICI Properties, Inc.	7,638	259,234
Total Real Estate		7,113,708
Utilities - 15.6%
Alliant Energy Corp.	4,589	253,037
American Electric Power Co., Inc.	2,689	248,517
Black Hills Corp.	3,888	253,848
Cia Energetica de Minas Gerais (Brazil)(1)	118,334	286,368
Cia Paranaense de Energia (Brazil)(1)	38,199	295,660
CMS Energy Corp.	3,961	246,612
Eversource Energy	3,133	243,152
Fortis, Inc. (Canada)	5,778	253,712
National Grid PLC (United Kingdom)(1)(3)	3,569	255,719
New Jersey Resources Corp.	4,590	237,028
NextEra Energy Partners LP	3,924	225,669
NiSource, Inc.	8,836	251,473
NRG Energy, Inc.	7,402	252,926

Schedule of Investments — Virtus Real Asset Income ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Utilities (continued)
Portland General Electric Co.	5,056	$255,935
Total Utilities		3,559,656
Total Common Stocks
(Cost $25,321,107)		21,779,943

SECURITIES LENDING COLLATERAL - 5.5%

Money Market Fund - 5.5%
Dreyfus Government Cash Management Fund, Institutional Shares,4.76%(4)(5)
(Cost $1,240,142)	1,240,142	1,240,142

Security Description	Shares	Value

TOTAL INVESTMENTS - 101.3%
(Cost $26,561,249)		$23,020,085
Liabilities in Excess of Other Assets - 1.3)%		(285,970)
Net Assets - 100.0%		$22,734,115

*Non-income producing security.

(1)American Depositary Receipts.

(2)Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.

(3)All or a portion of the security was on loan. The aggregate market value of securities on loan was $1,681,989; total market value of collateral held by the Fund was $1,700,475. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $460,333.

(4)Represents securities purchased with cash collateral received for securities on loan.

(5)The rate shown reflects the seven-day yield as of April 30, 2023.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023. The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$21,779,938	$—	$5	$21,779,943
Money Market Fund	1,240,142	—	—	1,240,142
Total	$23,020,080	$—	$5	$23,020,085

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended April 30, 2023.

Schedule of Investments — Virtus WMC International Dividend ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 96.8%

Australia - 9.6%
BHP Group Ltd.	9,982	$293,266
Computershare Ltd.	2,812	41,680
Fortescue Metals Group Ltd.	3,169	43,909
Glencore PLC	10,728	63,233
Rio Tinto Ltd.	123	9,136
Rio Tinto PLC	3,856	244,677
Woodside Energy Group Ltd.	2,878	64,139
Total Australia		760,040
Austria - 1.1%
OMV AG	1,892	89,313
Brazil - 0.6%
Yara International ASA	1,101	44,300
Canada - 5.9%
Algonquin Power & Utilities Corp.	5,337	45,379
BCE, Inc.	1,858	89,304
Canadian Imperial Bank of Commerce	1,266	53,075
Enbridge, Inc.	592	23,538
Great-West Lifeco, Inc.	1,677	47,679
IGM Financial, Inc.	260	7,979
Manulife Financial Corp.	4,517	89,183
Sun Life Financial, Inc.	665	32,621
TELUS Corp.	3,706	78,560
Total Canada		467,318
China - 1.2%
BOC Hong Kong Holdings Ltd.	21,126	66,476
Xinyi Glass Holdings Ltd.	17,085	31,124
Total China		97,600
Denmark - 1.0%
Tryg A/S	3,462	81,631
France - 8.2%
AXA SA	4,250	138,479
Bouygues SA	2,864	104,775
Edenred	629	40,837
Engie SA	2,581	41,284
Orange SA	6,278	81,740
TotalEnergies SE	3,743	238,969
Total France		646,084
Germany - 6.6%
Allianz SE	1,442	361,406
BASF SE	1,863	96,176
Deutsche Post AG	1,314	63,012
Total Germany		520,594
Hong Kong - 2.9%
HKT Trust & HKT Ltd.	66,429	87,166
MTR Corp. Ltd.	10,700	53,366
Power Assets Holdings Ltd.	11,173	63,767

Security Description	Shares	Value

COMMON STOCKS (continued)

Hong Kong (continued)
Sino Land Co., Ltd.	16,972	$22,832
Total Hong Kong		227,131
Italy - 5.7%
Assicurazioni Generali SpA	5,774	120,122
Enel SpA	32,961	225,147
Eni SpA	2,137	32,369
Intesa Sanpaolo SpA	3,268	8,587
Snam SpA	11,583	64,327
Total Italy		450,552
Japan - 13.7%
Canon, Inc.	1,732	41,163
Daito Trust Construction Co., Ltd.	397	37,502
Daiwa House Industry Co., Ltd.	318	8,069
Disco Corp.	255	28,842
Honda Motor Co., Ltd.	1,170	30,812
Isuzu Motors Ltd.	6,042	70,555
ITOCHU Corp.	534	17,606
Itochu Techno-Solutions Corp.	314	8,101
Japan Tobacco, Inc.	6,842	146,813
Komatsu Ltd.	1,410	34,607
Mitsubishi HC Capital, Inc.	8,476	43,797
Mitsui & Co., Ltd.	939	29,146
SBI Holdings, Inc.	3,631	70,544
Sekisui House Ltd.	5,360	109,761
SoftBank Corp.	14,135	158,888
Sumitomo Corp.	2,807	50,002
Takeda Pharmaceutical Co., Ltd.	2,259	74,811
Tokio Marine Holdings, Inc.	2,768	55,260
Trend Micro, Inc.	1,366	66,373
Total Japan		1,082,652
Netherlands - 0.5%
Koninklijke Ahold Delhaize NV	1,204	41,419
Norway - 1.8%
Equinor ASA	1,370	39,209
Telenor ASA	8,256	102,996
Total Norway		142,205
Singapore - 4.9%
CapitaLand Ascendas REIT	19,551	41,905
CapitaLand Integrated Commercial Trust	40,584	61,742
DBS Group Holdings Ltd.	294	7,231
Oversea-Chinese Banking Corp. Ltd.	14,063	132,583
Singapore Technologies Engineering Ltd.	31,374	85,116
Venture Corp. Ltd.	4,890	62,190
Total Singapore		390,767
Spain - 2.8%
ACS Actividades de Construccion y Servicios SA	2,439	83,851
CaixaBank SA	2,252	8,318
Enagas SA	4,650	93,024

Schedule of Investments — Virtus WMC International Dividend ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS (continued)

Spain (continued)
Iberdrola SA	612	$7,944
Red Electrica Corp. SA	1,360	24,734
Total Spain		217,871
Sweden - 1.1%
Tele2 AB Class B	8,513	90,443
Switzerland - 8.9%
Adecco Group AG	2,589	88,429
Kuehne + Nagel International AG	184	54,324
Novartis AG	2,863	291,889
Zurich Insurance Group AG	568	274,389
Total Switzerland		709,031
United Kingdom - 12.2%
Admiral Group PLC	2,898	84,168
BAE Systems PLC	5,069	64,597
British American Tobacco PLC	2,083	76,623
Imperial Brands PLC	5,629	139,186
Legal & General Group PLC	2,941	8,653
M&G PLC	8,694	22,410
National Grid PLC	8,375	120,462
Phoenix Group Holdings PLC	10,990	81,738
Unilever PLC	6,031	336,264

Security Description	Shares	Value

COMMON STOCKS (continued)

United Kingdom (continued)
Vodafone Group PLC	27,402	$33,026
Total United Kingdom		967,127
United States - 8.1%
GSK PLC	1,185	21,460
Sanofi	2,895	319,001
Stellantis NV	10,400	171,897
Swiss Re AG	1,315	131,993
Total United States		644,351
Total Common Stocks
(Cost $7,200,439)		7,670,429

PREFERRED STOCKS - 0.9%

Germany - 0.9%
Porsche Automobil Holding SE, 5.07%	1,199	66,693
Total Preferred Stocks
(Cost $69,044)		66,693

TOTAL INVESTMENTS - 97.7%
(Cost $7,269,483)		7,737,122
Other Assets in Excess of Liabilities - 2.3%		185,731
Net Assets - 100.0%		$7,922,853

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$7,670,429	$—	$—	$7,670,429
Preferred Stock	66,693	—	—	66,693
Total	$7,737,122	$—	$—	$7,737,122

Statements of Assets and Liabilities

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Assets:
Investments, at cost	$71,930,418	$760,126,001	$19,011,165	$18,422,893
Investments, at value (including securities on loan)(a)	61,846,327	670,697,707	11,437,095	17,823,045
Cash	344,753	391,510	286,995	—
Due from brokers	—	201,668	—	—
Receivables:
Dividends and interest	126,111	1,334,309	353	206
Securities lending	—	—	2,492	138
Tax reclaim	—	32,569	3,637	284
Investment securities sold	—	2,195,682	—	790,469
Prepaid expenses	229	229	229	229
Total Assets	62,317,420	674,853,674	11,730,801	18,614,371
Liabilities:
Due to custodian	—	—	—	601,066
Bank borrowings	—	139,497,832	—	—
Payables:
Investment securities purchased	30,938	2,778,455	—	—
Collateral for securities on loan	—	—	211,902	—
Advisory fees	22,992	347,004	7,286	11,368
Total Liabilities	53,930	142,623,291	219,188	612,434
Net Assets	$62,263,490	$532,230,383	$11,511,613	$18,001,937
Net Assets Consist of:
Paid-in capital	$84,973,822	$640,311,240	$73,242,858	$35,398,789
Total distributable earnings (accumulated deficit)	(22,710,332)	(108,080,857)	(61,731,245)	(17,396,852)
Net Assets	$62,263,490	$532,230,383	$11,511,613	$18,001,937
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	3,600,004	27,900,004	500,004	350,004

Net asset value per share	$17.30	$19.08	$23.02	$51.43
(a)Market value of securities on loan	$—	$—	$1,155,506	$2,055,376

Statements of Assets and Liabilities (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Assets:
Investments, at cost	$49,211,880	$24,785,219	$26,561,249	$7,269,483
Investments, at value (including securities on loan)(a)	48,690,658	20,314,495	23,020,085	7,737,122
Cash	22,392	607,715	762,713	104,939
Foreign currency(b)	—	—	—	2,447
Receivables:
Dividends and interest	491,204	36,178	182,074	53,243
Investment securities sold	482,682	—	8,230	—
Due from Adviser	13,136	—	—	—
Securities lending	—	8,837	5,407	—
Tax reclaim	—	—	7,303	29,368
Prepaid expenses	4,713	172	172	229
Total Assets	49,704,785	20,967,397	23,985,984	7,927,348
Liabilities:
Payables:
Investment securities purchased	544,144	—	—	3
Collateral for securities on loan	—	2,363,407	1,240,142	—
Advisory fees	16,882	11,769	11,727	3,114
Professional fees	67,534	—	—	—
Other accrued expenses	131,752	—	—	1,378
Total Liabilities	760,312	2,375,176	1,251,869	4,495
Net Assets	$48,944,473	$18,592,221	$22,734,115	$7,922,853
Net Assets Consist of:
Paid-in capital	$53,922,523	$33,788,764	$72,044,039	$7,702,335
Total distributable earnings (accumulated deficit)	(4,978,050)	(15,196,543)	(49,309,924)	220,518
Net Assets	$48,944,473	$18,592,221	$22,734,115	$7,922,853
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,200,004	900,004	950,004	300,004

Net asset value per share	$22.25	$20.66	$23.93	$26.41
(a)Market value of securities on loan	$—	$2,311,053	$1,681,989	$—
(b)Foreign currency, at cost	$—	$—	$—	$2,449

Statements of Operations

For the Period Ended April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF	Virtus InfraCap U.S. Preferred Stock ETF	Virtus LifeSci Biotech Clinical Trials ETF	Virtus LifeSci Biotech Products ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$2,433,168	$26,421,171	$90,038	$10,368
Interest income	3,082	21,179	3,154	2,046
Securities lending, net of fees	—	—	17,736	1,180
Total Investment Income	2,436,250	26,442,350	110,928	13,594
Expenses:
Advisory fees	134,779	2,043,390	59,534	68,222
Interest expenses	—	4,482,891	—	—
Total Expenses	134,779	6,526,281	59,534	68,222
Net Investment Income (Loss)	2,301,471	19,916,069	51,394	(54,628)
Net Realized Gain (Loss) on:
Investments	(1,949,660)	(21,356,978)	(2,472,438)	827,629
In-kind redemptions	27,152	2,358,863	921,247	—
Securities sold short	(28)	36,585	—	—
Total Net Realized Gain (Loss)	(1,922,536)	(18,961,530)	(1,551,191)	827,629
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	4,650,885	33,663,247	(196,480)	879,713
Total Change in Net Unrealized Appreciation (Depreciation)	4,650,885	33,663,247	(196,480)	879,713
Net Realized and Change in Unrealized Gain (Loss)	2,728,349	14,701,717	(1,747,671)	1,707,342
Net Increase (Decrease) in Net Assets Resulting from Operations	$5,029,820	$34,617,786	$(1,696,277)	$1,652,714
Foreign withholding taxes	$—	$196,806	$—	$—

The accompanying notes are an integral part of these financial statements.

Statements of Operations (continued)

For the Period Ended April 30, 2023 (unaudited)

	Virtus Newfleet Multi-Sector Bond ETF	Virtus Private Credit Strategy ETF	Virtus Real Asset Income ETF	Virtus WMC International Dividend ETF
Investment Income:
Dividend income (net of foreign withholding taxes)	$—	$1,374,685	$544,549	$170,679
Interest income	1,592,250	4,486	8,715	202
Securities lending, net of fees	—	45,902	35,009	—
Total Investment Income	1,592,250	1,425,073	588,273	170,881
Expenses:
Advisory fees	115,567	81,940	98,575	18,144
Professional fees	35,249	—	—	—
Pricing fees	22,558	—	—	—
Accounting and administration fees	18,880	—	—	—
Transfer agent fees	11,037	—	—	—
Exchange listing fees	4,537	—	—	—
Trustee fees	3,821	—	—	—
Report to shareholders fees	2,623	—	—	—
Custody fees	1,840	—	—	—
Insurance fees	977	—	—	—
Tax expense	100	—	—	—
Other expenses	2,175	—	—	—
Total Expenses	219,364	81,940	98,575	18,144
Less expense waivers/reimbursements	(93,525)	—	—	—
Net Expenses	125,839	81,940	98,575	18,144
Net Investment Income	1,466,411	1,343,133	489,698	152,737
Net Realized Gain (Loss) on:
Investments	(636,447)	(697,463)	(5,471,830)	(200,779)
In-kind redemptions	—	(1,632,354)	(1,477,269)	—
Foreign currency transactions	—	—	49	1,438
Total Net Realized Loss	(636,447)	(2,329,817)	(6,949,050)	(199,341)
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	2,482,578	933,704	9,012,251	1,557,099
Foreign currency translations	—	—	(11)	2,064
Total Change in Net Unrealized Appreciation	2,482,578	933,704	9,012,240	1,559,163
Net Realized and Change in Unrealized Gain (Loss)	1,846,131	(1,396,113)	2,063,190	1,359,822
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,312,542	$(52,980)	$2,552,888	$1,512,559
Foreign withholding taxes	$—	$—	$18,848	$21,794

Statements of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF		Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$2,301,471	$2,383,786	$19,916,069	$35,209,915
Net realized gain (loss)	(1,922,536)	(7,418,657)	(18,961,530)	20,290,785
Net change in unrealized appreciation (depreciation)	4,650,885	(18,257,024)	33,663,247	(167,879,060)
Net increase (decrease) in net assets resulting from operations	5,029,820	(23,291,895)	34,617,786	(112,378,360)
Distributions to Shareholders	(2,508,003)	(3,360,547)	(26,191,504)	(45,741,008)
Distributions to Shareholders from return of capital	—	(1,673,459)	—	—
Total distributions	(2,508,003)	(5,034,006)	(26,191,504)	(45,741,008)
Shareholder Transactions:
Proceeds from shares sold	7,368,940	11,130,838	87,112,299	132,836,150
Cost of shares redeemed	(1,691,756)	(16,279,277)	(19,443,925)	(45,701,870)
Net increase (decrease) in net assets resulting from shareholder transactions	5,677,184	(5,148,439)	67,668,374	87,134,280
Increase (decrease) in net assets	8,199,001	(33,474,340)	76,094,656	(70,985,088)
Net Assets:
Beginning of period/year	54,064,489	87,538,829	456,135,727	527,120,815
End of period/year	$62,263,490	$54,064,489	$532,230,383	$456,135,727
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	3,300,004	3,600,004	24,500,004	20,950,004
Shares sold	400,000	500,000	4,350,000	5,650,000
Shares redeemed	(100,000)	(800,000)	(950,000)	(2,100,000)
Shares outstanding, end of period/year	3,600,004	3,300,004	27,900,004	24,500,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus LifeSci Biotech Clinical Trials ETF		Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$51,394	$(121,956)	$(54,628)	$(99,780)
Net realized gain (loss)	(1,551,191)	(16,056,251)	827,629	(3,535,364)
Net change in unrealized appreciation (depreciation)	(196,480)	1,184,424	879,713	1,302,023
Net increase (decrease) in net assets resulting from operations	(1,696,277)	(14,993,783)	1,652,714	(2,333,121)
Shareholder Transactions:
Proceeds from shares sold	—	5,967,004	—	2,288,842
Cost of shares redeemed	(4,908,044)	(8,347,720)	—	(6,931,707)
Net decrease in net assets resulting from shareholder transactions	(4,908,044)	(2,380,716)	—	(4,642,865)
Increase (decrease) in net assets	(6,604,321)	(17,374,499)	1,652,714	(6,975,986)
Net Assets:
Beginning of period/year	18,115,934	35,490,433	16,349,223	23,325,209
End of period/year	$11,511,613	$18,115,934	$18,001,937	$16,349,223
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	700,004	800,004	350,004	450,004
Shares sold	—	150,000	—	50,000
Shares redeemed	(200,000)	(250,000)	—	(150,000)
Shares outstanding, end of period/year	500,004	700,004	350,004	350,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Newfleet Multi-Sector Bond ETF		Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$1,466,411	$1,021,605	$1,343,133	$2,703,114
Net realized loss	(636,447)	(999,178)	(2,329,817)	(1,619,996)
Net change in unrealized appreciation (depreciation)	2,482,578	(3,244,164)	933,704	(5,277,112)
Net increase (decrease) in net assets resulting from operations	3,312,542	(3,221,737)	(52,980)	(4,193,994)
Distributions to Shareholders	(1,398,957)	(988,884)	(1,162,916)	(2,736,879)
Shareholder Transactions:
Proceeds from shares sold	28,376,888	35,945,947	17,573,538	15,270,250
Cost of shares redeemed	(23,138,549)	(10,113,540)	(19,500,487)	(17,793,017)
Net increase (decrease) in net assets resulting from shareholder transactions	5,238,339	25,832,407	(1,926,949)	(2,522,767)
Increase (decrease) in net assets	7,151,924	21,621,786	(3,142,845)	(9,453,640)
Net Assets:
Beginning of period/year	41,792,549	20,170,763	21,735,066	31,188,706
End of period/year	$48,944,473	$41,792,549	$18,592,221	$21,735,066
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	1,950,004	800,004	1,050,004	1,200,004
Shares sold	1,300,000	1,600,000	800,000	600,000
Shares redeemed	(1,050,000)	(450,000)	(950,000)	(750,000)
Shares outstanding, end of period/year	2,200,004	1,950,004	900,004	1,050,004

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

	Virtus Real Asset Income ETF		Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$489,698	$4,609,440	$152,737	$395,039
Net realized gain (loss)	(6,949,050)	11,560,635	(199,341)	(113,707)
Net change in unrealized appreciation (depreciation)	9,012,240	(30,510,644)	1,559,163	(1,272,595)
Net increase (decrease) in net assets resulting from operations	2,552,888	(14,340,569)	1,512,559	(991,263)
Distributions to Shareholders	(1,160,066)	(4,478,009)	(96,991)	(825,604)
Shareholder Transactions:
Proceeds from shares sold	—	74,482,507	—	1,182,444
Cost of shares redeemed	(24,079,112)	(149,826,507)	—	—
Net increase (decrease) in net assets resulting from shareholder transactions	(24,079,112)	(75,344,000)	—	1,182,444
Increase (decrease) in net assets	(22,686,290)	(94,162,578)	1,415,568	(634,423)
Net Assets:
Beginning of period/year	45,420,405	139,582,983	6,507,285	7,141,708
End of period/year	$22,734,115	$45,420,405	$7,922,853	$6,507,285
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	1,950,004	5,200,004	300,004	250,004
Shares sold	—	2,750,000	—	50,000
Shares redeemed	(1,000,000)	(6,000,000)	—	—
Shares outstanding, end of period/year	950,004	1,950,004	300,004	300,004

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2023 (unaudited)

Virtus InfraCap U.S. Preferred Stock ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$34,617,786
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(104,887,831)
Proceeds from sales of investments	126,851,705
Proceeds from securities sold short	492,142
Payments made to cover securities sold short	(455,557)
Net realized (gain) loss on investments	21,356,978
Net realized (gain) loss on securities sold short	(36,585)
Net realized (gain) loss on in-kind redemptions	(2,358,863)
Net change in unrealized (appreciation) depreciation on investments	(33,663,247)
(Increase) decrease in due from brokers	(192,654)
(Increase) decrease in dividends and interest receivable	(799,794)
(Increase) decrease in prepaid expenses	(58)
(Increase) decrease in tax reclaim receivable	(9,366)
Increase (decrease) in advisory fees payable	34,262
Increase (decrease) in interest expense	(55,249)
Net cash provided by (used in) operating activities	40,893,669

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	3,328,903
Payments for fund shares sold in excess of in-kind creations	(18,867,945)
Distributions paid	(26,191,504)
Net cash provided by (used in) financing activities	(41,730,546)
Net increase (decrease) in cash	(836,877)
Cash, beginning of period	1,228,387
Cash, end of period	$391,510

Supplemental information:
Interest paid on borrowings	$4,482,891

Non-cash financing activities:
In-kind creations — Issued	111,475,716
In-kind creations — Redeemed	24,939,397

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap REIT Preferred ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$16.38		$24.32	$21.71	$25.26	$23.65		$25.76
Investment operations:
Net investment income(1)	0.66		0.68	0.63	1.05	1.32		1.21
Net realized and unrealized gain (loss)	0.98		(7.18)	3.42	(3.14)	1.83		(1.85)
Total from investment operations	1.64		(6.50)	4.05	(2.09)	3.15		(0.64)
Less Distributions from:
Net investment income	(0.72)		(0.96)	(1.44)	(1.22)	(1.30)		(1.23)
Return of capital	—		(0.48)	—	(0.24)	(0.24)		(0.24)
Total distributions	(0.72)		(1.44)	(1.44)	(1.46)	(1.54)		(1.47)
Net Asset Value, End of period	$17.30		$16.38	$24.32	$21.71	$25.26		$23.65
Net Asset Value Total Return(2)	10.07%		(27.70)%	18.93%	(8.06)%	13.78%		(2.60)%
Net assets, end of period (000’s omitted)	$62,263		$54,064	$87,539	$52,104	$37,885		$22,468
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.45	%(3)	0.45%	0.45%	0.45%	0.45	%(4)	0.45	%(4)
Net investment income	7.68	%(3)	3.25%	2.61%	4.75%	5.42%		4.93%
Portfolio turnover rate(5)	8	%(6)	79%	144%	38%	66%		70%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus InfraCap U.S. Preferred Stock ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Period May 15, 2018(1) Through October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$18.62		$25.16		$19.26		$26.43		$24.47		$24.96
Investment operations:
Net investment income(2)	0.75		1.50		1.18		1.40		1.44		0.72
Net realized and unrealized gain (loss)	0.70		(6.09)		6.62		(6.25)		2.80		(0.45)
Total from investment operations	1.45		(4.59)		7.80		(4.85)		4.24		0.27
Less Distributions from:
Net investment income	(0.99)		(1.95)		(1.59)		(1.81)		(2.28)		(0.76)
Net realized gains	—		—		(0.26)		(0.43)		—		—
Return of capital	—		—		(0.05)		(0.08)		—		—
Total distributions	(0.99)		(1.95)		(1.90)		(2.32)		(2.28)		(0.76)
Net Asset Value, End of period	$19.08		$18.62		$25.16		$19.26		$26.43		$24.47
Net Asset Value Total Return(3)	7.85%		(19.28)%		41.52%		(18.37)		18.37%		1.02%
Net assets, end of period (000’s omitted)	$532,230		$456,136		$527,121		$146,397		$88,525		$6,118
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	2.56	%(4),(5)	1.40	%(6)	1.21	%(7)	1.47	%(8)	2.00	%(9),(10)	2.13	%(4),(11)
Net investment income	7.80	%(4)	6.64%		4.93%		6.93%		5.66%		6.22	%(4)
Portfolio turnover rate(12)	16	%(13)	22%		35%		96%		150%		55	%(13)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets include interest expense of 1.76%.

(6)The ratios of expenses to average net assets include interest expense of 0.60%.

(7)The ratios of expenses to average net assets include interest expense of 0.41%.

(8)The ratios of expenses to average net assets include interest expense of 0.63% and dividend expense on securities sold short fees of 0.04%.

(9)The ratios of expenses to average net assets include interest expense of 0.75% and dividend expense on securities sold short fees of 0.45%.

(10)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(11)The ratios of expenses to average net assets include interest expense of 1.05% and dividend expense on securities sold short fees of 0.28%.

(12)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(13)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Clinical Trials ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$25.88		$44.36	$38.97	$26.42	$26.87		$27.73
Investment operations:
Net investment income (loss)(1)	0.08		(0.16)	(0.26)	(0.15)	(0.13)		(0.15)
Net realized and unrealized gain (loss)	(2.94)		(18.32)	5.65	12.70	(0.32)		(0.41)
Total from investment operations	(2.86)		(18.48)	5.39	12.55	(0.45)		(0.56)
Less Distributions from:
Net investment income	—		—	—	—	—		(0.30)
Total distributions	—		—	—	—	—		(0.30)
Net Asset Value, End of period	$23.02		$25.88	$44.36	$38.97	$26.42		$26.87
Net Asset Value Total Return(2)	(11.04)%		(41.66)%	13.85%	47.50%	(1.67)%		(2.05)%
Net assets, end of period (000’s omitted)	$11,512		$18,116	$35,490	$37,018	$23,775		$36,269
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3)	0.79%	0.79%	0.79%	0.79	%(4)	0.79	%(4)
Net investment income (loss)	0.68	%(3)	(0.56)%	(0.53)%	(0.41)%	(0.50)%		(0.45)%
Portfolio turnover rate(5)	33	%(6)	61%	76%	81%	67%		65%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus LifeSci Biotech Products ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$46.71		$51.83	$48.19	$37.86	$36.33		$39.34
Investment operations:
Net investment loss(1)	(0.16)		(0.26)	(0.30)	(0.19)	(0.20)		(0.21)
Net realized and unrealized gain (loss)	4.88		(4.86)	3.94	10.52	1.73		(2.73)
Total from investment operations	4.72		(5.12)	3.64	10.33	1.53		(2.94)
Less Distributions from:
Net investment income	—		—	—	—	—		(0.07)
Total distributions	—		—	—	—	—		(0.07)
Net Asset Value, End of period	$51.43		$46.71	$51.83	$48.19	$37.86		$36.33
Net Asset Value Total Return(2)	10.11%		(9.88)%	7.56%	27.27%	4.22%		(7.49)%
Net assets, end of period (000’s omitted)	$18,002		$16,349	$23,325	$26,505	$26,505		$27,248
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.79	%(3)	0.79%	0.79%	0.79%	0.79	%(4)	0.79	%(4)
Net investment loss	(0.63	)%(3)	(0.59)%	(0.57)%	(0.43)%	(0.51)%		(0.49)%
Portfolio turnover rate(5)	26	%(6)	48%	44%	46%	41%		32%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Newfleet Multi-Sector Bond ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.43		$25.21	$24.66		$24.54		$23.85	$25.84
Investment operations:
Net investment income(1)	0.62		0.90	0.89		0.96		1.06	1.12
Net realized and unrealized gain (loss)	0.80		(3.80)	0.50		0.10		0.74	(1.51)
Total from investment operations	1.42		(2.90)	1.39		1.06		1.80	(0.39)
Less Distributions from:
Net investment income	(0.60)		(0.88)	(0.84)		(0.91)		(1.02)	(1.15)
Net realized gains	—		—	—		—		—	(0.45)
Return of capital	—		—	—		(0.03)		(0.09)	—
Total distributions	(0.60)		(0.88)	(0.84)		(0.94)		(1.11)	(1.60)
Net Asset Value, End of period	$22.25		$21.43	$25.21		$24.66		$24.54	$23.85
Net Asset Value Total Return(2)	6.68%		(11.72)%	5.71%		4.51%		7.74%	(1.62)%
Net assets, end of period (000’s omitted)	$48,944		$41,793	$20,171		$18,494		$24,535	$98,959
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, net of expense waivers	0.49	%(3)	0.49%	0.49	%(4)	0.55	%(4)	0.80%	0.80%
Expenses, prior to expense waivers	0.85	%(3)	1.02%	1.21	%(4)	1.15	%(4)	1.06%	0.86%
Net investment income	5.71	%(3)	3.92%	3.52%		3.95%		4.37%	4.51%
Portfolio turnover rate(5)	77	%(6)	84%	107%		103%		95%	82%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Private Credit Strategy ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$20.70		$25.99	$17.37	$24.72		$24.85
Investment operations:
Net investment income(2)	1.29		2.13	1.71	1.89		1.70
Net realized and unrealized gain (loss)	(0.13)		(5.33)	8.62	(7.20)		(0.45)
Total from investment operations	1.16		(3.20)	10.33	(5.31)		1.25
Less Distributions from:
Net investment income	(1.20)		(2.09)	(1.71)	(2.04)		(1.38)
Total distributions	(1.20)		(2.09)	(1.71)	(2.04)		(1.38)
Net Asset Value, End of period	$20.66		$20.70	$25.99	$17.37		$24.72
Net Asset Value Total Return(3)	5.87%		(12.75)%	61.32%	(21.70)%		5.03%
Net assets, end of period (000’s omitted)	$18,592		$21,735	$31,189	$19,109		$211,344
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.75	%(4),(5)	0.75%	0.75%	0.75	%(6)	0.75	%(4)
Net investment income	12.29	%(4),(5)	8.97%	7.27%	8.59%		9.24	%(4)
Portfolio turnover rate(7)	17	%(8)	27%	34%	24%		22	%(8)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The Fund indirectly bears its proportionate shares of expenses and net investment income of any underlying funds in which the Fund invests. Such expenses and income are not included in the calculation of this ratio.

(6)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(7)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(8)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus Real Asset Income ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Period February 7, 2019(1) Through October 31, 2019
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$23.29		$26.84	$18.67	$24.72		$24.79
Investment operations:
Net investment income(2)	0.33		0.93	0.57	0.64		0.58
Net realized and unrealized gain (loss)	1.12		(3.61)	8.66	(5.95)		(0.12)
Total from investment operations	1.45		(2.68)	9.23	(5.31)		0.46
Less Distributions from:
Net investment income	(0.81)		(0.87)	(1.06)	(0.74)		(0.53)
Total distributions	(0.81)		(0.87)	(1.06)	(0.74)		(0.53)
Net Asset Value, End of period	$23.93		$23.29	$26.84	$18.67		$24.72
Net Asset Value Total Return(3)	6.38%		(10.25)%	50.16%	(21.53)%		1.87%
Net assets, end of period (000’s omitted)	$22,734		$45,420	$139,583	$100,810		$244,751
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.55	%(4)	0.55%	0.55%	0.55	%(5)	0.55	%(4)
Net investment income	2.73	%(4)	3.52%	2.30%	2.93%		3.20	%(4)
Portfolio turnover rate(6)	65	%(7)	70%	66%	91%		15	%(7)

(1)Commencement of operations.

(2)Based on average shares outstanding.

(3)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the period, reinvestment of dividends and distributions at net asset value during the period, and redemptions at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized.

(4)Annualized.

(5)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(6)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(7)Not annualized.

Financial Highlights (continued)

The accompanying notes are an integral part of these financial statements.

	Virtus WMC International Dividend ETF
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$21.69		$28.57	$23.94	$26.41	$24.97		$25.10
Investment operations:
Net investment income(1)	0.51		1.50	1.29	0.52	0.52		0.50
Net realized and unrealized gain (loss)	4.53		(5.13)	5.18	(2.08)	1.95		(0.53)
Total from investment operations	5.04		(3.63)	6.47	(1.56)	2.47		(0.03)
Less Distributions from:
Net investment income	(0.32)		(1.69)	(1.15)	(0.91)	(0.49)		(0.10)
Net realized gains	—		(1.56)	(0.69)	—	(0.54)		—
Total distributions	(0.32)		(3.25)	(1.84)	(0.91)	(1.03)		(0.10)
Net Asset Value, End of period	$26.41		$21.69	$28.57	$23.94	$26.41		$24.97
Net Asset Value Total Return(2)	23.38%		(14.03)%	27.41%	(6.20)%	10.60%		(0.11)%
Net assets, end of period (000’s omitted)	$7,923		$6,507	$7,142	$4,788	$5,281		$4,995
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses	0.49	%(3)	0.49%	0.49%	0.49%	0.49	%(4)	0.49	%(4)
Net investment income	4.12	%(3)	5.87%	4.47%	2.04%	2.08%		1.88%
Portfolio turnover rate(5)	30	%(6)	50%	68%	211%	88%		80%

(1)Based on average shares outstanding.

(2)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(3)Annualized.

(4)The ratios of expenses to average net assets includes tax expense fees of less than 0.01%.

(5)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(6)Not annualized.

Notes to Financial Statements

April 30, 2023 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2023, ten funds of the Trust are offered for sale. The InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Newfleet Multi-Sector Bond ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF and Virtus WMC International Dividend ETF (each a “Fund” and collectively, the “Funds”) are presented in this semi-annual report. The offering of each Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Funds	Investment objective(s)
InfraCap REIT Preferred ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx REIT Preferred Stock Index.
Virtus InfraCap U.S. Preferred Stock ETF	Seeks current income and, secondarily, capital appreciation.
Virtus LifeSci Biotech Clinical Trials ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Clinical Trials Index.
Virtus LifeSci Biotech Products ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the LifeSci Biotechnology Products Index.
Virtus Newfleet Multi-Sector Bond ETF	Seeks to provide a high level of current income and, secondarily, capital appreciation.
Virtus Private Credit Strategy ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Private Credit Index.
Virtus Real Asset Income ETF	Seeks investment results that correspond, before fees and expenses, to the price and yield performance of the Indxx Real Asset Income Index.
Virtus WMC International Dividend ETF	Seeks income.

There is no guarantee that a Fund will achieve its objective(s).

InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF are “non-diversified” Funds, as defined under the 1940 Act, as of the period ended April 30, 2023. Virtus Private Credit Strategy ETF is a “fund of funds,” meaning it will generally invest its assets in other registered investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Funds may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

(c) Security Valuation

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any or all Fund investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. Such valuations are typically categorized as Level 2 in the fair value hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Adviser are generally categorized as Level 3 in the hierarchy.

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in other open-end investment companies are valued based on their net asset value each business day. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the fair value hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. The Adviser, on behalf of each Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

•Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2023, is disclosed at the end of each Fund’s Schedule of Investments.

(e) Security Transactions and Investment Income

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses and interest income are recognized on the accrual basis. Amortization of premium and accretion of discount on debt securities are included in interest income. Each Fund amortizes premiums and accretes discounts using the effective interest method.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

Dividend income from REIT investments is recorded using management’s estimate of the income included in distributions received from the REIT investments. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each domestic REIT after its fiscal year-end, and may differ from the estimated amounts.

(f) Foreign Taxes

Certain Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

(g) Expenses

Each Fund pays all of its expenses not assumed by its Sub-Adviser, if any, as defined in Note 3, or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Funds and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of each Fund and other series of the Trust or the nature of the services performed and relative applicability to each Fund and other series of the Trust.

(h) Short Sales

The Virtus InfraCap U.S. Preferred Stock ETF may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

(i) Distributions to Shareholders

Distributions are recorded by the Funds on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations that may differ from GAAP in the United States of America.

(j) Foreign Currency Translation

Non-U.S. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date the income is accrued and the date it is paid is treated as a gain or loss on foreign currency. The Funds do not isolate that portion of the results of operations arising from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

(k) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

(l) Loan Agreements

The Virtus Newfleet Multi-Sector Bond ETF may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. Loan agreements are generally non-investment grade and often involve borrowers that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. Loan agreements are typically senior in the corporate capital structure of the borrower. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The lender administers the terms of the loan, as specified in the loan agreement. The Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

third parties. When investing in loan participations, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan participation and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan.

The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. Loan agreements may involve foreign borrowers, and investments may be denominated in foreign currencies. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling, to pay the principal and interest when due.

The loan agreements have floating rate loan interests which generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally the London Interbank Offered Rate (“LIBOR”), Secured Overnight Financing Rate (“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. When a loan agreement is purchased, the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by a borrower. Prepayment penalty, facility, commitment, consent and amendment fees are recorded to income as earned or paid.

(m) Securities Lending

Certain Funds may loan securities to qualified brokers through an agreement with The Bank of New York Mellon (“BNY Mellon”), as a third party lending agent. Under the terms of the agreement, a Fund doing so is required to maintain collateral with a market value not less than 102% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by a Fund net of fees and rebates charged by BNY Mellon for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

At April 30, 2023, the following Funds had securities on loan:

Funds	Market Value	Cash Collateral	Non Cash Collateral(a)	Net Amount(b)
Virtus LifeSci Biotech Clinical Trials ETF	$1,155,506	$211,902	$962,433	$0
Virtus LifeSci Biotech Products ETF	2,055,376	—	2,093,517	0
Virtus Private Credit Strategy ETF	2,311,053	2,363,407	—	0
Virtus Real Asset Income ETF	1,681,989	1,240,142	460,333	0

(a)Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)Net amount represents the net amount receivable due from the counterparty in the event of default.

Funds not listed in table above did not have any securities on loan at April 30, 2023.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

The following table presents the contract value of securities lending transactions and the type of collateral provided to counterparties.

Remaining Contractual Maturity of the Agreements, as of April 30, 2023

	Overnight and Continuous	Between			Total
		<30 Days	30 & 90 days	>90 days
Virtus LifeSci Biotech Clinical Trials ETF
Securities Lending Transactions
Common Stocks	$1,174,335	$—	$—	$—	$1,174,335
Gross amount of recognized liabilities for securities lending transactions:					$1,174,335

Virtus LifeSci Biotech Products ETF
Securities Lending Transactions
Common Stocks	$2,093,517	$—	$—	$—	$2,093,517
Gross amount of recognized liabilities for securities lending transactions:					$2,093,517

Virtus Private Credit Strategy ETF
Securities Lending Transactions
Common Stocks	$2,363,407	$—	$—	$—	$2,363,407
Gross amount of recognized liabilities for securities lending transactions:					$2,363,407

Virtus Real Asset Income ETF
Securities Lending Transactions
Common Stocks	$1,700,475	$—	$—	$—	$1,700,475
Gross amount of recognized liabilities for securities lending transactions:					$1,700,475

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreements

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (collectively, the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Funds’ securities portfolios. The Adviser has agreed to pay all of the ordinary operating expenses of the Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF, except for each Fund’s management fee; payments under any 12b-1 plan; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Funds. The Adviser is entitled to receive a fee from each Fund (unless otherwise noted below) based on each Fund’s average daily net assets, computed and accrued daily and payable monthly, at an annual rate as follows:

Funds	Rate
InfraCap REIT Preferred ETF	0.45%, subject to a minimum annual fee of $25,000 per year
Virtus InfraCap U.S. Preferred Stock ETF	0.80%
Virtus LifeSci Biotech Clinical Trials ETF	0.79%
Virtus LifeSci Biotech Products ETF	0.79%
Virtus Newfleet Multi-Sector Bond ETF	0.45%
Virtus Private Credit Strategy ETF	0.75%
Virtus Real Asset Income ETF	0.55%
Virtus WMC International Dividend ETF	0.49%

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

Expense Limitation Agreement

The Adviser has contractually agreed to reduce its fees and reimburse expenses in order to limit Virtus Newfleet Multi-Sector Bond ETF’s total operating expenses (excluding interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) from exceeding 0.49% of the Fund’s average daily net assets through at least February 28, 2024.

The expense limitation agreement with respect to Virtus Newfleet Multi-Sector Bond ETF will be terminated upon termination of the Advisory Agreement between the Adviser and the Fund. In addition, while the Adviser or the Fund may discontinue the expense limitation agreement after the contractual period, it may only be terminated during its term with the approval of the Fund’s Board of Trustees.

Under certain conditions, the Adviser may recapture operating expenses waived or reimbursed under the expense limitation agreement for a period of three years following the date on which such waiver or reimbursement occurred; provided that such recapture may not cause the Fund’s total operating expenses to exceed 0.49% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the Fund and the Adviser may otherwise agree). All or a portion of the following expenses reimbursed by the Adviser may be recaptured during the fiscal years indicated:

Fund	2023	2024	2025	2026
Virtus Newfleet Multi-Sector Bond ETF	$125,300	$140,870	$137,763	$93,525

Sub-Advisory Agreement

Each Sub-Adviser provides investment advice and management services to its respective Fund. Pursuant to an investment sub-advisory agreement among the Trust, the respective Sub-Adviser and the Adviser, the Adviser pays each Fund’s Sub-Adviser a sub-advisory fee calculated as shown below. The Adviser has delegated to the InfraCap REIT Preferred ETF and Virtus InfraCap U.S. Preferred Stock ETF’s sub-adviser the obligation to pay all of the ordinary operating expenses of each of those Funds, except for the management fee paid to the Adviser; payments under any 12b-1 plan adopted by the Fund; taxes and other governmental fees; brokerage fees, commissions and other transaction expenses; interest and other costs of borrowing; litigation or arbitration expenses; acquired fund fees and expenses; and extraordinary or other non-routine expenses of the Fund. The Sub-Advisers and sub-advisory fees for each Fund are listed below.

Funds	Sub-Advisers	Sub-Advisory Fees
InfraCap REIT Preferred ETF	Infrastructure Capital Advisors, LLC	0.375%*
Virtus InfraCap U.S. Preferred Stock ETF	Infrastructure Capital Advisors, LLC	0.66%*
Virtus Newfleet Multi-Sector Bond ETF	Virtus Fixed Income Advisers, LLC, operating through its division Newfleet Asset Management(1)	50% of the net advisory fee*+
Virtus WMC International Dividend ETF	Wellington Management Company LLP	0.21%*

(1)An indirect wholly-owned subsidiary of Virtus.

*InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus Newfleet Multi-Sector Bond ETF and Virtus WMC International Dividend ETF’s sub-advisory fees are paid for by the Adviser, not the Funds.

+Net advisory fee: In the event the Adviser waives its entire fee and also assumes expenses of the Trust pursuant to an applicable expense limitation agreement, the Sub-Adviser will similarly waive its entire fee and will share in the expense assumption by promptly paying to the Adviser (or its designee) 50% of the assumed amount. If during the term of the Sub-Advisory Agreement the Adviser later recaptures some or all of fees waived or expenses reimbursed by the Adviser and the Sub-Adviser together, then the Adviser will pay to the Sub-Adviser 50% of the amount recaptured.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Funds’ principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Funds. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Distribution and Service (12b-1 Plan)

The Board of Trustees has adopted a distribution and service plan, under which InfraCap REIT Preferred ETF, Virtus InfraCap U.S. Preferred Stock ETF, Virtus LifeSci Biotech Clinical Trials ETF, Virtus LifeSci Biotech Products ETF, Virtus Private Credit Strategy ETF, Virtus Real Asset Income ETF, and Virtus WMC International Dividend ETF (collectively, the “12b-1 Funds”) are authorized to pay an amount up to 0.25% of their average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of the 12b-1 Funds or the provision of investor services. No 12b-1 fees are currently paid by the 12b-1 Funds and there are no current plans to impose these fees.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Funds’ operational administrator. The Administrator supervises the overall administration of the Trust and the Funds including, among other responsibilities, the coordination and day-to-day oversight of the Funds’ operations, the service providers’ communications with the Funds and each other and assistance with Trust, Board and contractual matters related to the Funds and other series of the Trust. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Funds’ accounting services administrator. BNY Mellon also serves as the custodian for the Funds’ assets, and serves as transfer agent and dividend paying agent for the Funds.

Affiliated Shareholders

At April 30, 2023, Virtus Partners, Inc. held shares of Virtus WMC International Dividend ETF which may be sold at any time that aggregated to the following:

	Shares	% of share outstanding
Virtus WMC International Dividend ETF	184,507	61.5%

At April 30, 2023, the sub-adviser of the below Funds held shares of such Fund which may be redeemed at any time that aggregated to the following:

	Shares	% of share outstanding
InfraCap REIT Preferred ETF	2,606	0.1%
Virtus InfraCap U.S. Preferred Stock ETF	539,200	1.9%

4. CREATION AND REDEMPTION TRANSACTIONS

The Funds issue and redeem shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Funds’ Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Funds. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

The following table discloses each Fund’s transaction fee:

Funds	Creation/Redemption Transaction Fee
InfraCap REIT Preferred ETF	$500
Virtus InfraCap U.S. Preferred Stock ETF	600
Virtus LifeSci Biotech Clinical Trials ETF	500
Virtus LifeSci Biotech Products ETF	500
Virtus Newfleet Multi-Sector Bond ETF	500
Virtus Private Credit Strategy ETF	500
Virtus Real Asset Income ETF	500
Virtus WMC International Dividend ETF	1,200

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

5. Restricted Securities

Restricted securities are not registered under the Securities Act. Generally, 144A securities are excluded from this category. Each Fund will bear any costs, including those involved in registration under the Securities Act, in connection with the disposition of such securities. The following Fund held a security that was considered to be restricted at April 30, 2023:

Fund	Investment	Date of Acquisition	Cost	Value	Percentage of Net Assets
Virtus LifeSci Biotech Clinical Trials ETF	Scilex Holding Co.	1/11/2023	$89,057	$121,294	1.1%

6. FEDERAL INCOME TAX

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income or excise tax provision is required. Accounting for Uncertainty in Income Taxes as issued by the FASB provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalties related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2020, 2021 and 2022), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of April 30, 2023, the Funds did not have a liability for any unrecognized tax benefits or uncertain tax positions that would require recognition in the financial statements. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period ended April 30, 2023, the Funds had no accrued penalties or interest.

At October 31, 2022, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap REIT Preferred ETF	$68,581,660	$234,024	$(15,047,446)	$(14,813,422)
Virtus InfraCap U.S. Preferred Stock ETF	708,618,067	2,541,613	(121,087,994)	(118,546,381)
Virtus LifeSci Biotech Clinical Trials ETF	28,099,462	3,371,987	(12,105,182)	(8,733,195)
Virtus LifeSci Biotech Products ETF	18,895,956	2,225,605	(4,697,681)	(2,472,076)
Virtus Newfleet Multi-Sector Bond ETF	38,712,344	48,658	(3,106,073)	(3,057,415)
Virtus Private Credit Strategy ETF	30,989,132	39,676	(5,541,823)	(5,502,147)
Virtus Real Asset Income ETF	62,041,783	1,793,980	(16,155,569)	(14,361,589)
Virtus WMC International Dividend ETF	7,590,116	157,777	(1,294,229)	(1,136,452)

Ordinary losses incurred after December 31 (“Late Year Ordinary Losses”) within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. During the fiscal year ended October 31, 2022, the following Funds incurred and elected to defer Late Year Ordinary Losses as follows:

Virtus LifeSci Biotech Clinical Trials ETF	$83,467
Virtus LifeSci Biotech Products ETF	80,481

At October 31, 2022, for federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains for an unlimited period. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders:

	Short-Term No Expiration	Long-Term No Expiration	Total
InfraCap REIT Preferred ETF	$10,418,727	$—	$10,418,727
Virtus InfraCap U.S. Preferred Stock ETF	—	—	—
Virtus LifeSci Biotech Clinical Trials ETF	25,488,776	25,729,530	51,218,306
Virtus LifeSci Biotech Products ETF	5,252,218	11,244,791	16,497,009

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

	Short-Term No Expiration	Long-Term No Expiration	Total
Virtus Newfleet Multi-Sector Bond ETF	$1,267,771	$2,619,002	$3,886,773
Virtus Private Credit Strategy ETF	3,257,094	5,406,340	8,663,434
Virtus Real Asset Income ETF	22,284,472	14,710,747	36,995,219
Virtus WMC International Dividend ETF	76,723	—	76,723

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2023 were as follows:

	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap REIT Preferred ETF	$4,840,885	$5,189,203	$7,349,966	$1,655,827
Virtus InfraCap U.S. Preferred Stock ETF	106,433,971	124,693,228	111,475,716	24,939,397
Virtus LifeSci Biotech Clinical Trials ETF	4,861,918	4,886,101	—	4,909,396
Virtus LifeSci Biotech Products ETF	4,446,766	4,508,186	—	—
Virtus Newfleet Multi-Sector Bond ETF	43,214,319	28,899,064	—	—
Virtus Private Credit Strategy ETF	3,795,717	3,771,752	17,577,848	19,524,779
Virtus Real Asset Income ETF	22,086,051	22,088,247	—	24,078,396
Virtus WMC International Dividend ETF	2,191,894	2,265,087	—	—

Purchases and sales of long-term U.S. Government Securities for the period ended April 30, 2023 were as follows:

	Purchases	Sales
Virtus Newfleet Multi-Sector Bond ETF	$9,268,512	$7,415,919

8. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Virtus InfraCap U.S. Preferred Stock ETF may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Virtus InfraCap U.S. Preferred Stock ETF may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

The Virtus InfraCap U.S. Preferred Stock ETF did not engage in options transactions during the period ended April 30, 2023.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

9. BORROWINGS

The Virtus InfraCap U.S. Preferred Stock ETF entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2023, the average daily borrowings under the Agreements and the weighted average interest rate were $147,209,126 and 5.45%, respectively.

10. INVESTMENT RISKS

As with any investment, an investment in the Funds could result in a loss or the performance of the Funds could be inferior to that of other investments. An investor should consider each Fund’s investment objectives, risks, and charges and expenses carefully before investing. Each Fund’s prospectus and statement of additional information contain this and other important information.

Credit Risk

Junk Bonds or High Yield Securities: High yield securities are generally subject to greater levels of credit quality risk than investment grade securities. The retail secondary market for these “junk bonds” may be less liquid than that of higher-rated fixed income securities, and adverse conditions could make it difficult at times to sell these securities or could result in lower prices than higher-rated fixed income securities. These risks can reduce the value of the Fund’s shares and the income it earns.

Cash Concentration Risk

At various times, the Funds may have cash and cash collateral balances that exceed federally insured limits.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on each Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

11. LIBOR REPLACEMENT RISK

The LIBOR historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt instruments in which a Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. A Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which a Fund invests may obtain financing at floating rates based on LIBOR, and a Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs have been extended and are expected to continue until mid-2023.Currently, the U.S. and other countries are working to replace LIBOR with alternative reference rates. The transition effort in the U.S.is being led by the Alternative Reference Rate Committee (“ARRC”), a diverse group of market participants convened by the Federal Reserve. After much deliberation, ARRC selected the SOFR as the preferred LIBOR successor for U.S. dollar markets. SOFR is a volume-weighted median of borrowing rates from the Treasury repurchase agreement market. National working groups in other jurisdictions have similarly identified overnight nearly risk-free rates like SOFR as their preferred alternatives to LIBOR. Although the structured transition to the new rates is designed to mitigate the risks of disruption to financial markets, such risks exist. Abandonment of or modifications to LIBOR could lead to significant short and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Funds, issuers of instruments in which the Funds invest, and the financial markets generally.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

12. 10% SHAREHOLDERS

As of April 30, 2023, certain Funds had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Funds	% of Shares Outstanding	Number of Accounts
InfraCap REIT Preferred ETF	53%	3
Virtus InfraCap U.S. Preferred Stock ETF	62%	3
Virtus LifeSci Biotech Clinical Trials ETF	56%	4
Virtus LifeSci Biotech Products ETF	47%	3
Virtus Newfleet Multi-Sector Bond ETF	74%	2
Virtus Private Credit Strategy ETF	67%	2
Virtus Real Asset Income ETF	73%	1
Virtus WMC International Dividend ETF	77%	2*

*Includes affiliated shareholder account.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating the impact, if any, of ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

14. NEW REGULATORY PRONOUNCEMENT

In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

15. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Schedule of Investments — InfraCap MLP ETF

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

Security Description	Shares	Value

COMMON STOCKS - 127.1%

Energy - 127.1%
Cheniere Energy Partners LP(1)	448,932	$20,475,789
Cheniere Energy, Inc.	66,437	10,164,861
Crestwood Equity Partners LP(1)	923,896	22,810,992
Delek Logistics Partners LP	75,009	3,527,673
Enbridge, Inc. (Canada)	2,782	110,612
Energy Transfer LP(1)(2)	3,592,989	46,277,698
EnLink Midstream LLC*(1)	2,327,121	22,829,057
Enterprise Products Partners LP(1)(2)	1,707,885	44,934,454
Genesis Energy LP(1)	601,877	6,716,947
Hess Midstream LP Class A	158,999	4,665,031
Holly Energy Partners LP(1)	306,003	5,098,010
Kinder Morgan, Inc.(2)	5,231	89,712
Magellan Midstream Partners LP(1)(2)	421,719	23,531,920
MPLX LP(1)(2)	1,186,456	41,514,096
New Fortress Energy, Inc.(2)	113,766	3,445,972
NuStar Energy LP(1)	2,037,586	32,764,383
ONEOK, Inc.	3,016	197,277
Phillips 66	3,016	298,584
Plains All American Pipeline LP(1)(2)	4,021,206	51,873,557
Targa Resources Corp.	17,032	1,286,427
TC Energy Corp. (Canada)	2,146	89,145
Western Midstream Partners LP(1)(2)	1,437,215	38,043,081
Williams Cos., Inc. (The)(2)	211,657	6,404,741
Total Energy		387,150,019
Total Common Stocks
(Cost $298,432,853)		387,150,019

PREFERRED STOCK - 0.4%

Energy - 0.4%
Crestwood Equity Partners LP, 9.25%
(Cost $1,306,950)	140,638	1,279,806

TOTAL INVESTMENTS - 127.5%
(Cost $299,739,803)		388,429,825
Liabilities in Excess of Other Assets - (27.5)%		(83,873,837)
Net Assets - 100.0%		$304,555,988

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS - (0.1)%

Written Call Options
Energy Transfer LP, Expires 07/21/23, Strike Price $14.00	(110,000)	(1,100)	$(9,900)
Energy Transfer LP, Expires 07/21/23, Strike Price $15.00	(200,000)	(2,000)	(6,000)

Security Description	Notional Amount	Number of contracts	Value

WRITTEN OPTIONS (continued)

Written Call Options (continued)
Enterprise Products Partners LP, Expires 06/16/23, Strike Price $28.00	(200,000)	(2,000)	$(16,000)
Kinder Morgan, Inc., Expires 05/19/23, Strike Price $19.00	(200,000)	(2,000)	(6,000)
Kinder Morgan, Inc., Expires 05/26/23, Strike Price $33.00	(1,000)	(10)	(60)
Kinder Morgan, Inc., Expires 06/02/23, Strike Price $18.00	(100,000)	(1,000)	(10,000)
Magellan Midstream Partners LP, Expires 05/19/23, Strike Price $26.00	(2,400)	(24)	(1,536)
Magellan Midstream Partners LP, Expires 05/19/23, Strike Price $55.00	(101,000)	(1,010)	(121,200)
Magellan Midstream Partners LP, Expires 07/21/23, Strike Price $57.50	(92,200)	(922)	(66,384)
MPLX LP, Expires 05/19/23, Strike Price $35.00	(101,000)	(1,010)	(25,250)
New Fortress Energy, Inc., Expires 06/16/23, Strike Price $45.00	(21,000)	(210)	(5,250)
Plains All American Pipeline LP, Expires 05/19/23, Strike Price $14.00	(200,000)	(2,000)	(2,000)
Western Midstream Partners LP, Expires 05/19/23, Strike Price $29.00	(51,000)	(510)	(5,100)
Williams Cos., Inc. (The), Expires 05/19/23, Strike Price $33.00	(11,000)	(110)	(330)
Written Put Options
Williams Cos., Inc. (The), Expires 05/19/23, Strike Price $55.00	(54,000)	(540)	(48,600)
Total Written Options - (0.1)%
(Premiums Received $396,345)			$(323,610)

*Non-income producing security.

(1)Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at April 30, 2023 was $291,479,707.

(2)Subject to written call options.

Schedule of Investments — InfraCap MLP ETF (continued)

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2023.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$387,150,019	$—	$—	$387,150,019
Preferred Stock	1,279,806	—	—	1,279,806
Total	$388,429,825	$—	$—	$388,429,825
Liability Valuation Inputs
Written Options	$321,550	$2,060	$—	$323,610
Total	$321,550	$2,060	$—	$323,610

Statement of Assets and Liabilities

April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Assets:
Investments, at cost	$299,739,803
Investments, at value	388,429,825
Cash	1,789,312
Due from brokers	2,872,859
Receivables:
Investment securities sold	3,386,305
Capital shares sold	1,597,098
Dividends and interest	303,799
Prepaid taxes	372,826
Total Assets	398,752,024
Liabilities:
Bank borrowings	86,554,539
Payables:
Investment securities purchased	4,798,585
Capital shares payable	1,608,206
Sub-Advisory fees	238,196
Written options, at value(a)	323,610
Current Income Tax Liability	672,900
Total Liabilities	94,196,036
Net Assets	$304,555,988
Net Assets Consist of:
Paid-in capital	$481,806,972
Total distributable earnings (accumulated deficit), net of income taxes	(177,250,984)
Net Assets	$304,555,988
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	9,490,000

Net asset value per share	$32.09
(a)Premiums received from written options	$396,345

Statement of Operations

For the Period Ended April 30, 2023 (unaudited)

The accompanying notes are an integral part of these financial statements.

InfraCap MLP ETF
Investment Income:
Distributions from master limited partnerships	$(16,207,076)
Dividend income (net of foreign withholding taxes)	208,962
Interest income	20,256
Less: Return of capital distributions	16,207,076
Total Investment Income	229,218
Expenses:
Interest expenses	2,969,994
Sub-Advisory fees	1,462,921
Total Expenses	4,432,915
Net Investment (Loss) Before Income Taxes	(4,203,697)
Current Income Tax Expense	672,900
Net Investment (Loss), Net of Income Taxes	(4,876,597)
Net Realized Gain (Loss) on:
Investments	29,724,004
Written options	1,720,116
Foreign currency transactions	12
Total Net Realized Gain	31,444,132
Change in Net Unrealized Appreciation (Depreciation) on:
Investments	(25,098,272)
Written options	45,680
Total Change in Net Unrealized Depreciation	(25,052,592)
Net Realized and Change in Unrealized Gain	6,391,540
Net Increase in Net Assets Resulting from Operations	$1,514,943
Foreign withholding taxes	$1,439

Statement of Changes in Net Assets

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF
	For the Six Months Ended April 30, 2023 (unaudited)	For the Year Ended October 31, 2022
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment loss, net of income taxes	$(4,876,597)	$(3,191,490)
Net realized gain	31,444,132	16,423,248
Net change in unrealized appreciation (depreciation)	(25,052,592)	73,809,882
Net increase in net assets resulting from operations	1,514,943	87,041,640
Distributions to Shareholders	(13,181,001)	(27,209,601)
Shareholder Transactions:
Proceeds from shares sold	13,242,261	37,312,474
Cost of shares redeemed	(30,556,565)	(58,236,660)
Net decrease in net assets resulting from shareholder transactions	(17,314,304)	(20,924,186)
Increase (decrease) in net assets	(28,980,362)	38,907,853
Net Assets:
Beginning of period/year	333,536,350	294,628,497
End of period/year	$304,555,988	$333,536,350
Changes in Shares Outstanding:
Shares outstanding, beginning of period/year	10,040,000	10,790,000
Shares sold	400,000	1,200,000
Shares redeemed	(950,000)	(1,950,000)
Shares outstanding, end of period/year	9,490,000	10,040,000

The accompanying notes are an integral part of these financial statements.

Statement of Cash Flows

For the six months ended April 30, 2023 (unaudited)

InfraCap MLP ETF
Cash Flows From Operating Activities:
Net increase (decrease) in net assets from operations	$1,514,943
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investment securities	(145,844,585)
Proceeds from sales of investments	206,977,340
Net proceeds from purchased and written options	1,731,029
Net realized gain (loss) on investments	(29,724,004)
Net realized gain (loss) on written options	(1,720,116)
Net change in unrealized (appreciation) depreciation on investments	25,098,272
Net change in unrealized (appreciation) depreciation on written options	(45,680)
(Increase) decrease in due from brokers	(2,722,846)
(Increase) decrease in dividends and interest receivable	464,292
Increase (decrease) in sub-advisory fees payable	(10,157)
Increase (decrease) in current income tax liability	672,900
Increase (decrease) in interest expense	(82,331)
Net cash provided by (used in) operating activities	56,309,057

Cash Flows provided by (used in) Financing Activities:
Proceeds from borrowings	(9,322,297)
Payments for fund shares sold in excess of in-kind creations	(32,600,648)
Distributions paid	(13,181,001)
Net cash provided by (used in) financing activities	(55,103,946)

Net increase (decrease) in cash	1,205,111
Cash, beginning of period	584,201
Cash, end of period	$1,789,312

Supplemental information:
Interest paid on borrowings	$2,969,994

Non-cash financing activities:
In-kind creations — Issued	16,958,493
In-kind creations — Redeemed	—

Financial Highlights

The accompanying notes are an integral part of these financial statements.

	InfraCap MLP ETF(1)
	For the Six Months Ended April 30, 2023 (unaudited)		For the Year Ended October 31, 2022		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018
Per Share Data for a Share Outstanding throughout each period presented:
Net asset value, beginning of period	$33.22		$27.31		$13.78		$44.80		$63.87		$83.73
Investment operations:
Net investment loss(2)	(0.51)		(0.31)		(0.33)		(0.09)		(0.96)		(1.52)
Net realized and unrealized gain (loss)	0.78		8.86		16.50		(28.94)		(7.91)		(3.24)
Total from investment operations	0.27		8.55		16.17		(29.03)		(8.87)		(4.76)
Less Distributions from(3):
Net investment income	(1.40)		—		—		—		—		—
Net realized gains	—		(2.64)		—		—		—		—
Return of capital	—		—		(2.64)		(1.99)		(10.20	)(4)	(15.10)
Total distributions	(1.40)		(2.64)		(2.64)		(1.99)		(10.20)		(15.10)
Net Asset Value, End of period	$32.09		$33.22		$27.31		$13.78		$44.80		$63.87
Net Asset Value Total Return(5)	0.93%		33.13%		121.30%		(62.67)%		(15.62)%		(7.65)%
Net assets, end of period (000’s omitted)	$304,556		$333,536		$294,628		$99,107		$331,936		$537,821
RATIOS/SUPPLEMENTAL DATA:
Ratios to Average Net Assets:
Expenses, including current and deferred income tax expense/benefit	3.32	%(6),(7)	1.64	%(8)	1.40	%(9)	2.01	%(10)	2.41	%(11)	2.40	%(12)
Expenses, excluding current and deferred income tax expense/benefit	2.88	%(6),(7)	1.64	%(8)	1.40	%(9)	1.89	%(10)	2.40	%(11)	2.39	%(12)
Net investment loss	(3.17	)%(6)	(1.06)%		(1.31)%		(1.71)%		(1.72)%		(1.96)%
Portfolio turnover rate(11)	36	%(14)	62%		99%		96%		136%		255%

(1)Effective March 31, 2020, the Fund had a 1 for 10 reverse stock split. The share amounts for the years ended December 31, 2020, December 31, 2019 and December 31, 2018 have been adjusted as a result of the 1 for 10 reverse stock split (See Note 1).

(2)Based on average shares outstanding.

(3)Classification of distributions may differ from the tax classification. Refer to Note 5 for further details.

(4)The per share distribution amount of $10.20 was originally misclassified and shown as distributions from net investment income in the Fund’s October 31, 2019 Annual Report. This amount has been subsequently reclassified to distributions from return of capital.

(5)Net Asset Value Total Return is calculated assuming an initial investment made at the net asset value on the first day of the year, reinvestment of dividends and distributions at net asset value during the year, and redemptions at net asset value on the last day of the year. Total return calculated for a period of less than one year is not annualized.

(6)Annualized.

(7)The ratios of expenses to average net assets include interest expense of 1.93%.

(8)The ratios of expenses to average net assets include interest expense of 0.69%.

(9)The ratios of expenses to average net assets include interest expense of 0.45%.

(10)The ratios of expenses to average net assets include interest expense of 0.93% and tax expense of 0.01%.

(11)The ratios of expenses to average net assets include interest expense of 1.28% and dividend expense on securities sold short fees of 0.17%.

(12)The ratios of expenses to average net assets include interest expense of 1.32% and dividend expense on securities sold short fees of 0.13%.

(13)Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

(14)Not annualized.

Notes to Financial Statements

April 30, 2023 (unaudited)

1. ORGANIZATION

The ETFis Series Trust I (the “Trust”) was organized as a Delaware statutory trust on September 20, 2012 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”).

As of April 30, 2023, ten funds of the Trust are offered for sale. The InfraCap MLP ETF (the “Fund”) is presented in this semi-annual report. The offering of the Fund’s shares is registered under the Securities Act of 1933 (the “Securities Act”).

Fund	Investment objective
InfraCap MLP ETF	Seeks total return primarily through investments in equity securities of publicly traded master limited partnerships and limited liability companies taxed as partnerships (“MLPs”).

There is no guarantee that the Fund will achieve its objective(s).

The Fund is “non-diversified,” as defined under the 1940 Act, as of the period ended April 30, 2023.

Reverse Split

After the close of the markets on March 30, 2020 (the Record Date), the Fund effected a reverse split of its issued and outstanding shares, with a 1 for 10 ratio. Shares of the Fund began trading on the NYSE Arca on a split-adjusted basis on March 31, 2020.

The effect of the reverse split was reducing the number of Shares outstanding and resulted in a proportionate increase in the NAV per Share of the Fund. Therefore, the reverse split did not change the aggregate value of a shareholder’s investment or the total market value of the shares outstanding.

The reverse split was applied retroactively for all periods presented in the financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.

(a) Use of Estimates

Management makes certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

(b) Indemnification

In the normal course of business, the Fund may enter into contracts that contain a variety of representations which provide general indemnifications for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

(c) Security Valuation

A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities and exchange-traded funds are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the New York Stock Exchange (“NYSE”), at the NYSE Official Closing Price. Such valuations are typically categorized as Level 1 in the fair value hierarchy. The Board of Trustees of the Trust (the “Board”) has designated Virtus ETF Advisers LLC (the “Adviser”) to serve as its valuation designee, pursuant to Rule 2a-5 under the 1940 Act, to perform the fair value determinations relating to any of the Fund investments. Accordingly, if market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued by the Adviser at fair value as determined in good faith using procedures approved by the Board. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include options, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

(d) Fair Value Measurement

Accounting Standards Codification, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurement. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. The Adviser, on behalf of the Fund, utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. These inputs are summarized in the following hierarchy:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Fund’s investments at April 30, 2023, is disclosed at the end of the Fund’s Schedule of Investments.

(e) Security Transactions, Investment Income and Return of Capital Estimates

Security transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification. Dividend income is recognized on the ex-dividend date. Expenses are recognized on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method.

The Fund invests in master limited partnerships (“MLPs”) which make distributions that are primarily attributable to return of capital. The Fund records investment income and return of capital in the Statement of Operations using management’s estimate of the percentage of income included in the distributions received from each MLP based on historical information from the MLPs and other industry sources. These estimates may be adjusted based on information received from the MLPs after the tax and fiscal year ends.

The return of capital portion of the MLP distributions is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income and return of capital are only determined by each MLP after its fiscal year-end and may differ from the estimated amounts.

(f) Expenses

The Fund pays all of its expenses not assumed by Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) or the Adviser. General Trust expenses that are allocated among and charged to the assets of the Fund and other series of the Trust are done so on a basis that the Board deems fair and equitable, which may be on a basis of relative net assets of the Fund and other series of the Trust or the nature of the services performed and relative applicability to the Fund and other series of the Trust.

(g) Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On the ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Fund may receive rebate income or be charged a fee on borrowed securities which is reported as “Interest Expense” on the Statement of Operations. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

(h) Distributions to Shareholders

Distributions to shareholders are declared and paid on a monthly basis and are recorded on the ex-dividend date. The Fund uses a cash flow-based distribution approach based on the Fund’s net cash flow received from portfolio investments.

The estimated character of the distributions paid will either be a dividend (ordinary income eligible to be treated as qualified dividend income) or a return of capital. Distributions made from current or accumulated earnings and profits of the Fund will be taxable to shareholders as dividend income. Distributions that are in an amount greater than the Fund’s current and accumulated earnings and profits will represent a return of capital to the extent of a shareholder’s basis in their common shares, and such distributions will correspondingly increase the realized gain upon the sale of their common shares. Additionally, distributions not paid from current or accumulated earnings and profits that exceed a shareholder’s tax basis in their common shares will generally be taxed as a capital gain. This estimate is based on the Fund’s operating results during the period.

(i) Cash and Cash Equivalents

Cash is comprised of demand deposits. Cash equivalents are highly liquid investments with original maturities of 90 days or less. The carrying amount of cash equivalents, primarily representing money market funds is a reasonable estimate of fair value. These assets are considered to be Level 1 securities, per Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurements and Disclosures.

3. INVESTMENT MANAGEMENT RELATED PARTIES AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser, an indirect wholly-owned subsidiary of Virtus Investment Partners, Inc. (Ticker: VRTS) (together with its affiliates, “Virtus”). Pursuant to the Advisory Agreement, the Adviser has overall supervisory responsibility for the general management and investment of the Fund’s securities portfolio. For its services to the Fund, the Adviser is entitled to receive a fee, payable monthly, at an annual rate of 0.075% of the Fund’s average daily net assets, subject to a minimum annual fee of $25,000. The Sub-Adviser pays the Adviser’s fee out of the Sub-Adviser’s fee, pursuant to the Sub-Adviser’s unified fee arrangement with the Fund, as described below.

The Advisory Agreement may be terminated by the Trust on behalf of a Fund with the approval of a Fund’s Board or by a vote of the majority of a Fund’s shareholders. The Advisory Agreement may also be terminated by the Adviser by not more than 60 days’ nor less than 30 days’ written notice.

Sub-Advisory Agreement

Infrastructure Capital Advisors, LLC (the “Sub-Adviser”) provides investment advice and management services to the Fund. Pursuant to an investment sub-advisory agreement among the Trust, the Sub-Adviser and the Adviser, the Fund pays the Sub-Adviser a fee, payable monthly, at an annual rate of 0.95% of the Fund’s average daily net assets. The Sub-Adviser has agreed to pay all expenses of the Fund, except the Sub-Adviser’s fee, brokerage expenses, taxes, interest, litigation expenses, payments under any 12b-1 plan adopted by the Fund, and other non-routine or extraordinary expenses of the Fund.

Principal Underwriter

Pursuant to the terms of a Distribution Agreement with the Trust, VP Distributors, LLC (the “Distributor”) serves as the Fund’s principal underwriter. The Distributor receives compensation from the Adviser for the statutory underwriting services it provides to the Fund. The Distributor will not distribute shares in less than Creation Units (as hereinafter defined), and does not maintain a secondary market in shares. The shares are traded in the secondary market. The Distributor is an indirect wholly-owned subsidiary of Virtus.

Operational Administrator

Virtus ETF Solutions LLC (the “Administrator”) serves as the Fund’s operational administrator. The Administrator supervises the overall administration of the Trust and the Fund including, among other responsibilities, the coordination and day-to-day oversight of the Fund’s operations, the service providers’ communications with the Fund and each other and assistance with Trust, Board and contractual matters related to the Fund. The Administrator also provides persons satisfactory to the Board to serve as officers of the Trust. The Administrator is an indirect wholly-owned subsidiary of Virtus.

Accounting Services Administrator, Custodian and Transfer Agent

The Bank of New York Mellon (“BNY Mellon”) provides administrative, accounting, tax and financial reporting for the maintenance and operations of the Trust as the Fund’s accounting services administrator. BNY Mellon also serves as the custodian for the Fund’s assets, and serves as transfer agent and dividend paying agent for the Fund.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

Affiliated Shareholders

At April 30, 2023, the Sub-Adviser held shares of the Fund which may be redeemed at any time that aggregated to the following:

Fund	Shares	% of shares outstanding
InfraCap MLP ETF	48,348	0.5%

4. CREATION AND REDEMPTION TRANSACTIONS

The Fund issues and redeems shares on a continuous basis at Net Asset Value (“NAV”) in groups of 50,000 shares called “Creation Units.” The Fund’s Creation Units may be issued and redeemed generally for cash or an in-kind deposit of securities held by the Fund. In each instance of cash creations or redemptions, the Trust may impose transaction fees based on transaction expenses related to the particular exchange that will be higher than the transaction fees associated with in-kind purchases or redemptions.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

Authorized participants pay a fixed transaction fee of $500 to the shareholder servicing agent when purchasing and redeeming Creation Units of the Fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

5. FEDERAL INCOME TAX

The Fund is taxed as a regular C-corporation for federal income tax purposes and as such is obligated to pay federal and applicable state and foreign corporate taxes on its taxable income. Currently, the federal income tax rate for a corporation is 21 percent. This treatment differs from most investment companies, which elect to be treated as “regulated investment companies” under the Code in order to avoid paying entity level income taxes. Under current law, the Fund is not eligible to elect treatment as a regulated investment company due to its investments primarily in MLPs invested in energy assets. The Fund expects that substantially all of the distributions it receives from MLPs may be treated as a tax-deferred return of capital, thus reducing the Fund’s current tax liability. However, the amount of taxes paid by the Fund will vary depending on the amount of income and gains derived from investments and/or sales of MLP interests and such taxes will reduce your return from an investment in the Fund.

Cash distributions from MLPs to the Fund that exceed the Fund’s allocable share of such MLP’s net taxable income are considered a tax deferred return of capital that will reduce the Fund’s adjusted tax basis in the equity securities of the MLP. These reductions in the Fund’s adjusted tax basis in the MLP equity securities will increase the amount of any taxable gain (or decrease the amount of any tax loss) recognized by the Fund on a subsequent sale of the securities. The Fund will accrue deferred income taxes for any future tax liability associated with (i) that portion of MLP distributions considered to be a tax-deferred return of capital as well as (ii) capital appreciation of its investments. Upon the sale of an MLP security, the Fund may be liable for previously deferred taxes. The Fund will rely to some extent on information provided by the MLPs, which is not necessarily timely, to estimate the deferred tax liability for purposes of financial statement reporting and determining the Fund’s NAV. From time to time, the Adviser will modify the estimates or assumptions related to the Fund’s deferred tax liability as new information becomes available. The Fund will generally compute deferred income taxes based on the federal income tax rate applicable to corporations and an assumed rate attributable to state taxes.

The Fund’s income tax expense/(benefit) consists of the following:

As of April 30, 2023	Current	Deferred	Total
Federal	$635,617	$(221,375)	$414,242
State	37,283	(12,985)	24,298
Valuation Allowance	—	234,360	234,360
Total Tax Expense/(Benefit)	$672,900	$—	$672,900

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

Components of the Fund’s deferred tax assets and liabilities are as follows:

As of April 30, 2023
Deferred Tax Assets:
Capital Loss Carryforward	$50,507,759
Other	589,502
Total Deferred Tax Assets	51,097,261
Less Valuation Allowance	(26,762,708)
Net Deferred Tax Assets	$24,334,553
Deferred Tax Liabilities:
Net Unrealized Gain on Investment	$24,334,553
Total Deferred Tax Liabilities	24,334,553
Total Net Deferred Tax Asset/(Liability)	$—

The Fund reviews the recoverability of its deferred tax assets based upon the weight of available evidence. When assessing the recoverability of its deferred tax assets, significant weight was given to the effects of potential future realized and unrealized gains on investments and the period over which these deferred tax assets can be realized. Currently, any capital losses that may be generated by the Fund in the future are eligible to be carried back up to three years and can be carried forward for five years to offset capital gains recognized by the Fund in those years. As of the period ended April 30, 2023, the Fund has a capital loss carryforward of $227,186,997 of which $57,330,302 expires in 2024, $153,290,897 expires in 2025, and $16,565,798 expires in 2026.

Based upon the Fund’s assessment, it has determined that it is “more-likely-than-not” that a portion of its deferred tax assets will not be realized through future taxable income of the appropriate character. Accordingly, a valuation allowance has been established for the Fund’s deferred tax assets. The Fund will continue to assess the need for a valuation allowance in the future. Significant changes in the fair value of its portfolio of investments may change the Fund’s assessment of the recoverability of these assets and may result in an adjustment of the valuation allowance against all or a portion of the Fund’s gross deferred tax assets.

Total income tax (benefit)/expense (current and deferred) differs from the amount computed by applying the federal statutory income tax rate of 21% to net investment and realized and unrealized gain/(losses) on investment before taxes as follows for the Fund:

	Amount	Rate
Income Tax (Benefit) at Statutory Rate	$459,447	21.00%
State Income Taxes (Net of Federal Benefit)	26,950	1.23%
Permanent Differences, Net	(42,340)	(1.94)%
Effect of State Tax Rate Change	—	0.00%
Provision to Return Adjustment and Other	(5,517)	(0.24)%
Valuation Allowance	234,360	10.71%
Net Income Tax Expense/(Benefit)	$672,900	0%

The Fund recognizes interest accrued related to unrecognized tax benefits and penalties as income tax expense. For the period from inception to April 30, 2023, the Fund does not have any accrued penalties or interest.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Fund. The Fund’s tax years, October 31, 2020 through October 31, 2022, remain subject to examination by tax authorities in the United States. Due to the nature of the Fund’s investments, the Fund may be required to file income tax returns in several states. As of the period ended April 30, 2023, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially over the next fiscal year.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

At April 30, 2023, the adjusted cost basis of investments and gross unrealized appreciation and depreciation of investments, excluding written options and securities sold short, for federal income tax purposes were as follows:

Fund	Federal Tax Cost Of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
InfraCap MLP ETF	$278,785,203	$116,016,734	$(6,372,112)	$109,644,622

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), subscriptions in-kind and redemptions in-kind for the period ended April 30, 2023 were as follows:

Fund	Purchases	Sales	Subscriptions In-Kind	Redemptions In-Kind
InfraCap MLP ETF	$144,011,558	$191,591,574	$16,958,493	$—

7. DERIVATIVE FINANCIAL INSTRUMENTS

Options

The Fund may write covered call and put options on portfolio securities and other financial instruments. Premiums received are recorded as liabilities. The liabilities are subsequently adjusted to reflect the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transactions to determine the net realized gain or loss. By writing a covered call option, the Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. By writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at an exercise price that is above the current price. Changes in value of written options are reported as change in unrealized gain (loss) on written options in the Statement of Operations. When the written option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as realized gain (loss) on written options in the Statement of Operations. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund may purchase call and put options on the portfolio securities or other financial instruments. The Fund may purchase call options to protect against an increase in the price of the security or financial instrument it anticipates purchasing. The Fund may purchase put options on securities which it holds or other financial instruments to protect against a decline in the value of the security or financial instrument or to close out covered written positions. Changes in value of purchased options are reported as part of change in unrealized gain (loss) on investments in the Statement of Operations. When the purchased option expires, is terminated or is sold, the Fund will record a gain or loss, which is reported as part of realized gain (loss) on investments in the Statement of Operations. Risks may arise from an imperfect correlation between the change in market value of the securities held by the Fund and the prices of options relating to the securities purchased or sold by the Fund and from the possible lack of liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option.

Transactions in derivative instruments reflected on the Statement of Assets and Liabilities at April 30, 2023 are as follows:

Liabilities	Equity Risk
Written options, at value	$(323,610)

Transactions in derivative instruments reflected on the Statement of Operations during the period ended April 30, 2023 were as follows:

Net Realized Gain (Loss) on:	Equity Risk
Investments*	$(94,126)
Written options	1,720,116

Change in Net Unrealized Appreciation (Depreciation) on:	Equity Risk
Written options	$45,680

*Purchased option contracts are included in Net Realized Gain (Loss) on Investments within the Statement of Operations.

For the period ended April 30, 2023, the monthly average market value of the written options contracts held by the Fund was $(522,298).

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

8. BORROWINGS

The Fund entered into Lending Agreements (the “Agreements”) with commercial banks (the “Banks”) that allows the Fund to borrow cash from the Banks. Borrowings under the Agreements are collateralized by investments of the Fund. If the Fund defaults with respect to any of its obligations under the Agreements, the Banks may foreclose on assets of the Fund and/or the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the Agreements, necessitating the sale of securities at potentially inopportune times. Interest is charged at the Overnight Bank Funding Rate (“OBFR”) plus an additional percentage rate on the amount borrowed. The Agreements have an on-demand commitment term. For the period ended April 30, 2023, the average daily borrowings under the Agreements and the weighted average interest rate were $91,663,041 and 5.42%, respectively.

9. INVESTMENT RISKS

As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus and statement of additional information contain this and other important information.

MLP Risk

Investments in securities of MLPs involve risks that differ from investments in common stock including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner and cash flow risks. MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs or the energy sector, changes in a particular issuer’s financial condition or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Market Risk

Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the Fund and its investments, including hampering the ability of the Fund’s portfolio manager(s) to invest the Fund’s assets as intended.

10. LIBOR

The London Interbank Offered Rate (“LIBOR”) historically has been and currently is used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. For example, debt instruments in which the Fund invests may pay interest at floating rates based on LIBOR or may be subject to interest caps or floors based on LIBOR. The Fund’s derivative investments may also reference LIBOR. In addition, issuers of instruments in which the Fund invests may obtain financing at floating rates based on LIBOR, and the Fund may use leverage or borrowings based on LIBOR. In July 2017, the head of the United Kingdom Financial Conduct Authority announced the intention to phase out the use of LIBOR by the end of 2021. However, after subsequent announcements by the FCA, the LIBOR administrator and other regulators, certain of the most widely used LIBORs have been extended and are expected to continue until mid-2023. Currently, the U.S. and other countries are working to replace LIBOR with alternative reference rates. The transition effort in the U.S.is being led by the Alternative Reference Rate Committee (“ARRC”), a diverse group of market participants convened by the Federal Reserve. After much deliberation, ARRC selected the Secured Overnight Financing Rate (“SOFR”) as the preferred LIBOR successor for U.S. dollar markets. SOFR is a volume-weighted median of borrowing rates from the Treasury repurchase agreement market. National working groups in other jurisdictions have similarly identified overnight nearly risk-free rates like SOFR as their preferred alternatives to LIBOR. Although the structured transition to the new rates is designed to mitigate the risks of disruption to financial markets, such risks exist. Abandonment of or modifications to LIBOR could lead to significant short and long-term uncertainty and market instability. The risks associated with this discontinuation and transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. It remains uncertain the effects such changes would have on the Fund, issuers of instruments in which the Fund invests, and the financial markets generally.

Notes to Financial Statements (continued)

April 30, 2023 (unaudited)

11. 10% SHAREHOLDERS

As of April 30, 2023, the Fund had individual shareholder account(s) and/or omnibus shareholder account(s) (comprised of a group of individual shareholders), which individually amounted to more than 10% of the total shares outstanding of the Fund as detailed below:

Fund	% of Shares Outstanding	Number of Accounts
InfraCap MLP ETF	60%	3

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the FASB issued Accounting Standards Update (“ASU”) No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered reference rates as of the end of 2021. In March 2021, the administrator for LIBOR announced the extension of the publication of a majority of the USD LIBOR settings to June 30, 2023. On December 21, 2022, the FASB issued ASU 2022-06 to defer the sunset date of ASC 848 until December 31, 2024. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management is currently evaluating the impact, if any, of ASU 2020-04 and ASU 2020-06, but does not believe there will be a material impact.

13. NEW REGULATORY PRONOUNCEMENT

In October 2022, the SEC adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

14. SUBSEQUENT EVENTS

Management has evaluated subsequent events through the issuance of these financial statements and has determined that there are no material events that would require disclosure.

Approval of Advisory Agreements & Board Considerations (unaudited)

During executive session, the Independent Trustees of Trust I considered the following factors in connection with their approval of the continuance of the advisory and sub-advisory agreements as listed below for Trust I.

November 14, 2022 Annual Consideration of Advisory and Sub-Advisory Agreements for:

InfraCap MLP ETF (“AMZA”)

InfraCap REIT Preferred ETF (“PFFR”)

Virtus InfraCap U.S. Preferred Stock ETF (“PFFA”)

Virtus LifeSci Biotech Clinical Trials ETF (“BBC”) (no sub-adviser—Advisory Agreement only)

Virtus LifeSci Biotech Products ETF (“BBP”) (no sub-adviser—Advisory Agreement only)

Virtus Newfleet Multi-Sector Bond ETF (“NFLT”)

Virtus Private Credit ETF (“VPC”) (no sub-adviser—Advisory Agreement only)

Virtus Real Asset Income ETF (“VRAI”) (no sub-adviser—Advisory Agreement only)

Virtus WMC International Dividend ETF (“VWID”)

(each, a “Fund” and collectively, the “Funds”)

On November14, 2022, at a meeting (the “Meeting”) at which all of the Trustees were present and could hear and be heard, including all of the Trustees who were not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust (the “Independent Trustees”), the Board of Trustees (the “Board”) of ETFis Series Trust I (the “Trust”), including the Independent Trustees voting separately, reviewed and unanimously approved for each of the respective Funds the continuance of an investment advisory agreement between Virtus ETF Advisers LLC (the “Adviser”) and the Trust (each, an “Advisory Agreement” and collectively, the “Advisory Agreements”), and an investment sub-advisory agreement among each Sub-Adviser,1 the Adviser and the Trust (each, a “Sub-Advisory Agreement” and collectively, the “Sub-Advisory Agreements”).

At the Meeting, the Board received and reviewed information provided by the Adviser and each Sub-Adviser in response to requests of the Board and its counsel, including a memorandum from the Adviser that included a description of the Adviser’s business, a copy of the Adviser’s Form ADV, and certain other information about the Adviser to be considered in connection with the Trustees’ review process (the “Adviser Memorandum”), and a memorandum from each Sub-Adviser that included a description of the Sub-Adviser’s business, a copy of the Sub-Adviser’s Form ADV and certain other information about the Sub-Adviser to be considered in connection with the Trustees’ review process (each, a “Sub-Adviser Memorandum”). The Board also engaged with representatives of the Adviser to discuss the Funds.

Advisory Agreements

In deciding on whether to approve the continuance of the Advisory Agreements with the Adviser on behalf of the Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Adviser. The Board considered the responsibilities the Adviser has under the respective Advisory Agreement, and the services provided by the Adviser to the Funds, including, without limitation, the management, oversight, and administrative services that the Adviser and its employees provide to the Funds, the Adviser’s coordination of services for the Funds by the Trust’s service providers, and its compliance procedures and practices. The Board noted that many of the Trust’s executive officers are employees of the Adviser and serve the Trust without additional compensation from the Funds. The Board also considered the information in the Adviser Memorandum, including descriptions of the Adviser’s investment advisory services and its related non-advisory business. The Board concluded that the quality, extent, and nature of the services provided by the Adviser are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Adviser. The Board evaluated the investment management experience of the Adviser, in light of the services it has provided to each Fund. In this regard, the Board received information from the Adviser regarding, among other things, the Adviser’s experience in organizing, managing and overseeing the Funds, coordinating their operation and administration, and, for those Funds to which it provides portfolio management services, its experience in carrying out the day-to-day management of those Funds’ portfolios. In particular, the Board received and reviewed information dated as of June 30, 2022, comparing each Fund’s performance to its applicable peer group. In conducting its review, the Board considered the fact that AMZA, NFLT, PFFR, PFFA and VWID were sub-advised funds, and thus their performance results were specifically relevant to their respective Sub-Adviser’s portfolio management capabilities. With respect to the Adviser’s portfolio management of BBC, BBP, VPC and VRAI, the Board considered that each Fund utilized an index-based strategy, and thus took into account both the Funds’ performance relative to their respective peer groups as well as the Adviser’s performance in tracking the relevant indexes (i.e., tracking error).

1 The Sub-Advisers include Infrastructure Capital Advisors, LLC; Virtus Fixed Income Advisers, LLC; and Wellington Management Company LLP.

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

Specifically, with respect to BBC, the Board noted that the Fund underperformed the median and average performance of its peer group for each of the one-year, three-year and five-year periods, but performed in accordance with its investment objective of tracking its underlying index. For BBP, the Board noted that the Fund outperformed the median and average performance of its peer group for the one-year period, but underperformed the median and average performance of its peer group for each of the three-year and five-year periods. Notwithstanding its underperformance over the three-year and five-year periods, the Board considered that BBP still performed in accordance with its investment objective of tracking its underlying index. With respect to BBC’s and BBP’s performance, the Board also considered the Funds’ focus on biotechnology companies and how those companies performed relative to the Funds’ peer group, which was comprised mostly of funds focusing on the broader U.S. health care sector.

For VPC, the Board noted that the Fund outperformed the average performance of its peer group for the one-year period and the average and median performance of its peer group for the three-year period, but slightly underperformed the median performance of its peer group for the one-year period. For VRAI, the Board noted that the Fund outperformed the average and median performance of its peer group for the one-year period, but underperformed the average and median performance of its peer group for the three-year period. The Board also noted that each of these index-based Funds tracked their respective underlying indexes with minimal tracking error of less than 300 basis points, which was primarily attributable to trading as well as Fund fees and expenses.

After consideration of these factors, the Board determined that the Adviser possessed adequate capabilities and experience for the management of each Fund, and that each Fund to which the Adviser provided portfolio management services had satisfactory performance and tracking error results.

The costs of the services provided and profits realized by the Adviser from its relationship with the Funds. The Board examined and evaluated the arrangements between the Adviser and the Funds under the Advisory Agreements. The Board considered the fact that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board noted that, under either arrangement, the Adviser or Sub-Adviser would likely supplement a portion of the cost of operating each Fund for some period of time and considered the benefits that would accrue to those Funds.

The Board also considered potential benefits to the Adviser in managing the Funds, including promotion of the Adviser’s name, and the interests of the Adviser in providing management and oversight services to the Funds. In addition, at the Meeting, the Board compared the management fees and net expense ratios of the Funds to the management fees and net expense ratios of other funds considered by the Adviser to have similar investment objectives and strategies to the Funds and comparable assets under management (“AUM”).

Specifically, the Board noted that the management fees and expense ratios for BBC, BBP and VRAI were higher than the median and average, but below the maximum, management fees and expense ratios of their respective peer groups. The Board also considered that VRAI was included in a peer group comprised of U.S. mid-cap value funds, due to a lack of peers focusing on real assets, when evaluating its management fee and expense ratio relative to its peers. For VWID, the Board noted that the management fee and expense ratio were equal to the median, but above the average, management fees and expense ratios of its peer group. Further, the Board noted that the management fees and expense ratios for PFFR and NFLT were below the median and average management fees and expense ratios of their respective peer groups. For VPC, the Board noted that the management fee and expense ratios were above the median and average, but below the maximum (when excluding acquired fund fees and expenses), management fees and expense ratios of its peer group. For PFFA, the Board noted that the management fee was above the median and average, but below the maximum, management fee of its peer group. For AMZA, the Board noted that the management fee was equal to the maximum management fee of its peer group, for which one other peer charged the same fee. In considering the management fees of both PFFA and AMZA, the Board also took into account the complexity of each Fund’s strategy. The Board also noted that, although PFFA’s and AMZA’s expense ratios were the highest of their respective peer groups, that was primarily the result of interest expenses relating to borrowings; without those expenses, the expense ratios for PFFA and AMZA would have been comparable to their respective peer groups.

Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Adviser by the Funds (including, where applicable, pursuant to the Sub-Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether management fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the Funds, together with the fees paid to the Adviser (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, BBC, BBP, PFFA, VPC, VRAI and VWID are subject to a unified fee. The Board considered that these Funds have experienced benefits from the unified fee arrangement, and would continue to do so even after the Adviser reaches firm-wide profitability. The Board also considered

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

that NFLT currently experiences benefits from the capped fees pursuant to the expense limitation agreement, and would continue to do so even after NFLT’s assets grow to a level where the Adviser is no longer required to waive its advisory fee or reimburse the Fund’s expenses in excess of the amount received by the Adviser under the Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with the Adviser is appropriate.

Other benefits derived by the Adviser from its relationship with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Adviser as a result of its relationship with each Fund (other than the advisory fee). The Board noted that affiliates of the Adviser serve as principal underwriter and operational administrator for the Funds, and that the association could result in non-quantifiable reputational benefits for those entities. Based on the foregoing information, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of the Advisory Agreements. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the Advisory Agreements were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of the Advisory Agreements on behalf of each Fund.

Sub-Advisory Agreements

In deciding on whether to approve the continuance of the Sub-Advisory Agreements with each Sub-Adviser on behalf of the respective Funds, the Board considered numerous factors, including:

The nature, extent, and quality of the services provided by the Sub-Advisers. The Board considered the responsibilities the Sub-Advisers have under the Sub-Advisory Agreements and the services provided by the Sub-Advisers including, without limitation, the investment advisory services and each Sub-Adviser’s compliance procedures and practices. After reviewing the foregoing information and further information in the materials, including each Sub-Adviser Memorandum (which included descriptions of each Sub-Adviser’s business and each Sub-Adviser’s Form ADV), the Board concluded that the quality, extent, and nature of the services provided by the Sub-Advisers are satisfactory and adequate for the Funds.

Investment performance of the Funds and the Sub-Advisers. The Board evaluated the experience of each Sub-Adviser in carrying out the day-to-day management of the respective Fund’s portfolio. In particular, the Board received and reviewed information from the Adviser regarding the performance of each Sub-Adviser in implementing the investment strategies for the respective Fund. In conducting its review, the Board considered that AMZA, NFLT and PFFA were actively managed funds. The Board also considered that PFFR utilized an index-based strategy, and thus took into account both the Fund’s performance relative to its peer group as well as the Sub-Adviser’s performance in tracking the relevant index (i.e., tracking error).

Specifically, with respect to NFLT, the Board noted that the Fund had outperformed the median and average performance of its peer group for each of the three-year, and five-year periods, outperformed the average performance of its peer group for the one-year period, and only slightly underperformed the median performance of its peer group for the one-year period. With respect to PFFA, the Board noted that the Fund had outperformed the median and average performance of its peer group for each of the one-year and three-year periods. With respect to VWID, the Board noted that the Fund underperformed the median and average performance of its peer group for each of the one-year and three-year periods, but still outperformed other funds in its peer group. With respect to PFFR, the Board noted that the Fund underperformed the median and average performance of its peer group for each of the one-year, three-year, and five-year periods, but still performed in accordance with its investment objective of tracking its underlying index. With respect to AMZA, the Board noted that although the Fund underperformed the median and average performance of its peer group for each of the one-year, three-year, and five-year periods, the Fund was the top performer in its peer group over the most recent quarterly reporting period and within the top quartile of its peer group over the year-to-date period.

After consideration of these factors, the Board determined that each Sub-Adviser possessed adequate capabilities and experience for the management of the respective Funds, and that the sub-advised Funds generally had satisfactory performance.

The costs of the services provided and profits realized by the Sub-Advisers from their relationship with the respective Funds. The Board examined and evaluated the arrangements between the respective Sub-Adviser and the Adviser under the Sub-Advisory Agreements. The Board considered the fact that AMZA, PFFR, PFFA and VWID utilize a “unified fee” structure in which a Fund’s ordinary operating expenses (subject to customary exclusions) are paid from the Adviser’s and/or Sub-Adviser’s management fee. The Board also considered

Approval of Advisory Agreements & Board Considerations (unaudited) (continued)

that NFLT is subject to an expense limitation agreement (subject to customary exclusions) to cap the Fund’s total expenses. The Board considered the extent to which each Sub-Adviser bears a portion of Fund expenses. The Board noted that, under either arrangement, the Sub-Advisers would likely supplement a portion of the cost of operating the Funds for some period of time and considered the benefits that would accrue to those Funds.

The Board considered the Sub-Advisers’ staffing, personnel, and methods of operating; the Sub-Advisers’ compliance policies and procedures; the financial condition of the Sub-Advisers and the level of commitment to the Funds by the Sub-Advisers; the current and projected asset levels of the Funds; and the overall expenses of the Funds. The Board also considered potential benefits to the Sub-Advisers in sub-advising the respective Funds, including promotion of the Sub-Advisers’ names.

The Board compared the fees and expenses of the Funds (including the sub-advisory fee) to other funds considered by the Adviser to have investment objectives and strategies similar to the Funds and comparable AUM, as noted above. Following these comparisons and upon further consideration and discussion of the foregoing, the Board concluded that the fees paid to the Sub-Advisers (including, where applicable, pursuant to the Advisory Agreements) are appropriate and representative of arm’s-length negotiations.

The extent to which economies of scale would be realized as the Funds grow and whether sub-advisory fee levels reflect these economies of scale for the benefit of the Funds’ investors. The Board considered the AUM and operational history of each of the sub-advised Funds, together with the fees paid to the respective Sub-Advisers (including, where applicable, any capped fees). The Board considered that AMZA, PFFR, PFFA and VWID are subject to a unified fee. The Board considered that the Funds have experienced benefits from the unified fee arrangement, and that NFLT benefits from any additional capped fees, particularly where the Sub-Adviser is paying or contributing to Fund expenses in excess of its sub-advisory fee. The Board considered that the applicable Fund would continue to experience such benefits even after such Fund’s assets grow to a level where the Sub-Adviser is no longer required to waive its sub-advisory fee or reimburse, pay or contribute to the Fund’s expenses in excess of the amount received by the Sub-Adviser under its Sub-Advisory Agreement. Accordingly, the Board concluded that each Fund’s fee arrangement provides benefits through the unified fee structure or, for NFLT, the capped fee arrangement, and that, at each Fund’s current and projected asset levels, each Fund’s arrangement with its respective Sub-Adviser is appropriate.

Other benefits derived by the Sub-Advisers from their relationships with the Funds. The Board considered material “fall-out” or ancillary benefits that accrue to the Sub-Advisers as a result of their relationships with their respective Funds (other than the sub-advisory fees). For example, the Board noted that the Sub-Advisers may obtain reputational benefits from the success of one or more Funds or other Virtus ETFs. Based on their review and other considerations, the Board concluded that such potential benefits are immaterial to its consideration and approval of the continuance of the Sub-Advisory Agreements.

Conclusion. The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed with counsel to the Independent Trustees the legal standards applicable to its consideration of each Sub-Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the sub-advisory arrangements, as outlined in each Sub-Adviser’s Sub-Advisory Agreement, were fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred, and such other matters as the Board considered relevant.

After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the continuance of each of the Sub-Advisory Agreements with the respective Sub-Adviser on behalf of each Fund.

Supplemental Information (unaudited)

INFORMATION ABOUT PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings for each Fund with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT-P. Form N-PORT-P is available on the SEC’s website at https://www.sec.gov.

The Funds’ premium/discount information for the most recently completed calendar year, and the most recently completed calendar quarters since that year is available by visiting www.virtusetfs.com or by calling (888) 383-4184.

INFORMATION ABOUT PROXY VOTING

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge upon request by calling toll-free at (888) 383- 0553, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.virtusetfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30th is available by calling toll-free at (888) 383-0553 or by accessing the SEC’s website at www.sec.gov.

c/o VP Distributors, LLC

One Financial Plaza

Hartford, Connecticut 06103

8572(06/23)

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the S arbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETFis Series Trust I

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Smalley
William J. Smalley, President and Principal Executive Officer (Principal Executive Officer)

Date	July 5, 2023

By (Signature and Title)*	/s/ Brinton W. Frith
Brinton W. Frith, Treasurer and Principal Financial Officer/Principal Accounting Officer (Principal Financial Officer/Principal Accounting Officer)

Date	July 5, 2023

* Print the name and title of each signing officer under his or her signature.